UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-5724

                        Oppenheimer Strategic Income Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
                    (Address of principal executive offices)
                                                (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
                  498 Seventh Avenue, New York, New York 10018
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code: (303) 768-3200
                                                    --------------

Date of fiscal year end:  September 30

Date of reporting period:  October 1, 2002 - September 30, 2003



ITEM 1.  REPORTS TO STOCKHOLDERS.

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

How has the Fund performed? Below is a discussion by OppenheimerFunds, Inc., of the Fund's performance during its fiscal year ended September 30, 2003, followed by a graphical comparison of the Fund's performance to an appropriate broad-based market index.
Management's Discussion of Fund Performance. Oppenheimer Strategic Income Fund's positive returns during its fiscal year were driven primarily by its investments in high-yield corporate bonds. As a group, lower-rated bonds rallied strongly after falling to cyclical lows at the start of the reporting period. Improving investor sentiment created greater demand for high-yield bonds as economic expectations improved, and scandal-related concerns eased. Within the corporate bond market, we emphasized securities in the wireless telecommunications and utilities groups. We believed that prices of many such bonds had fallen too far during the declines that roiled both industry groups. Indeed, the Fund received strong returns from these areas as investors' concerns waned. In addition, the Fund successfully employed some yield-enhancement strategies using index-linked structured notes in the high-yield bond market.
   The Fund also benefited from its relatively short duration posture among U.S. government securities, which reduced the Fund's sensitivity to rising interest rates. Although this relatively defensive posture hindered performance while interest rates fell through June 2003, it helped the Fund avoid the brunt of the market's sharp declines in July and August, when rates rose sharply. Similarly, the Fund's relatively defensive posture helped it weather heightened volatility in the mortgage-backed securities market. By focusing primarily on securities backed by higher-rate mortgages, we reduced the uncertainty related to expected prepayments as a record number of homeowners refinanced their mortgages.
   Although the Fund benefited from its foreign investments as the U.S. dollar generally weakened relative to the euro and yen, the foreign government sector neither contributed nor detracted substantially from the Fund's returns during the reporting period.
   Because the year was characterized by declining interest rates and bond yields, the Fund's dividend distribution rate was adjusted in February and again in September, to reflect lower yields among many fixed-income securities, ranging from U.S. Treasuries to high-yield corporates. However, the Fund's yield should be considered in context of inflation. With inflation at very low levels, the Fund's "real" yield remained relatively high and the purchasing power of its income stream remained relatively strong.
   Between the start and end of the reporting period, we increased the Fund's emphasis on credit-sensitive securities over those that are more interest-rate sensitive. However, after their recent gains, we recently have taken some profits in emerging-market foreign bonds, reducing the Fund's exposure to the sector and increasing its holdings of


5  |  OPPENHEIMER STRATEGIC INCOME FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

developed-market bonds, which we expect to benefit if the U.S. dollar remains relatively weak. In addition, during the spring, we sold the Fund's holdings of investment-grade corporate bonds after they had appreciated to levels we no longer considered attractive values. In the more interest rate-sensitive areas, we have maintained a modestly heavier-than-average position in mortgage-backed securities because of the declining risk of prepayments as refinancing activity ebbs. Of course, the Fund's composition is likely to change as economic and market conditions evolve. The Fund's holdings, strategies and management are subject to change.
Comparing the Fund's Performance to the Market. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until September 30, 2003. In the case of Class A and B shares, performance is measured over a ten-year period; Class C shares since inception of the Class on May 26, 1995 and Class Y shares since inception of the Class on January 26, 1998. In the case of Class N shares, performance is measured from inception of the Class on March 1, 2001. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C and Class N shares, and reinvestments of all dividends and capital gains distributions.
   The performance of each class of the Fund's shares is compared to two indices because the Fund invests in a variety of debt securities in domestic and foreign markets. The Fund's performance is compared to the performance of the Lehman Brothers Aggregate Bond Index and the Citigroup World Government Bond Index, formerly Salomon Brothers World Government Bond Index. The former is a broad-based, unmanaged index of U.S. corporate bond issues, U.S. Government securities and mortgage-backed securities widely regarded as a measure of the performance of the domestic debt securities market. The latter is an unmanaged index of fixed-rate bonds having a maturity of one year or more, widely regarded as a benchmark of fixed-income performance on a world-wide basis.
   Index performance reflects the reinvestment of income but does not consider the effect of capital gains or transaction costs, and none of the data in the graphs that follow shows the effect of taxes. The Fund's performance reflects the effects of Fund business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the securities in the indices and include below investment-grade obligations, which carry a greater risk of default.


6  |  OPPENHEIMER STRATEGIC INCOME FUND

Class A Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:

[LINE CHART]
                 Oppenheimer   Lehman Brothers     Citigroup
              Strategic Income    Aggregate    World Government
Date           Fund (Class A)    Bond Index       Bond Index
09/30/1993         $9,525          $10,000          $10,000
12/31/1993         $9,959          $10,006           $9,996
03/31/1994         $9,628           $9,719           $9,996
06/30/1994         $9,580           $9,619          $10,063
09/30/1994         $9,706           $9,678          $10,181
12/31/1994         $9,516           $9,714          $10,230
03/31/1995         $9,665          $10,204          $11,349
06/30/1995        $10,223          $10,826          $11,954
09/30/1995        $10,543          $11,038          $11,829
12/31/1995        $10,979          $11,509          $12,178
03/31/1996        $11,179          $11,305          $11,949
06/30/1996        $11,474          $11,369          $11,998
09/30/1996        $11,920          $11,579          $12,325
12/31/1996        $12,361          $11,927          $12,619
03/31/1997        $12,333          $11,860          $12,097
06/30/1997        $12,832          $12,295          $12,463
09/30/1997        $13,265          $12,704          $12,622
12/31/1997        $13,395          $13,078          $12,648
03/31/1998        $13,753          $13,281          $12,747
06/30/1998        $13,843          $13,592          $13,001
09/30/1998        $13,371          $14,166          $14,083
12/31/1998        $13,618          $14,214          $14,584
03/31/1999        $13,691          $14,144          $14,021
06/30/1999        $13,736          $14,019          $13,538
09/30/1999        $13,760          $14,114          $14,151
12/31/1999        $14,168          $14,097          $13,962
03/31/2000        $14,393          $14,408          $13,986
06/30/2000        $14,472          $14,659          $13,965
09/30/2000        $14,610          $15,101          $13,599
12/31/2000        $14,482          $15,736          $14,183
03/31/2001        $14,740          $16,214          $13,752
06/30/2001        $14,617          $16,305          $13,536
09/30/2001        $14,349          $17,057          $14,505
12/31/2001        $14,991          $17,065          $14,043
03/31/2002        $15,242          $17,081          $13,817
06/30/2002        $15,236          $17,712          $15,426
09/30/2002        $15,300          $18,523          $16,023
12/31/2002        $16,017          $18,815          $16,781
03/31/2003        $16,630          $19,077          $17,302
06/30/2003        $17,718          $19,554          $17,973
09/30/2003        $18,297          $19,526          $18,328

Average Annual Total Returns of Class A Shares of the Fund at 9/30/03* 1-Year 13.91% 5-Year 5.44% 10-Year 6.23%

Class B Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:

[LINE CHART]
                 Oppenheimer   Lehman Brothers     Citigroup
              Strategic Income    Aggregate    World Government
Date           Fund (Class B)    Bond Index       Bond Index
09/30/1993          $10,000        $10,000         $10,000
12/31/1993          $10,434        $10,006          $9,996
03/31/1994          $10,048         $9,719          $9,996
06/30/1994          $10,000         $9,619         $10,063
09/30/1994          $10,111         $9,678         $10,181
12/31/1994           $9,895         $9,714         $10,230
03/31/1995          $10,009        $10,204         $11,349
06/30/1995          $10,589        $10,826         $11,954
09/30/1995          $10,899        $11,038         $11,829
12/31/1995          $11,328        $11,509         $12,178
03/31/1996          $11,512        $11,305         $11,949
06/30/1996          $11,793        $11,369         $11,998
09/30/1996          $12,228        $11,579         $12,325
12/31/1996          $12,655        $11,927         $12,619
03/31/1997          $12,603        $11,860         $12,097
06/30/1997          $13,088        $12,295         $12,463
09/30/1997          $13,503        $12,704         $12,622
12/31/1997          $13,609        $13,078         $12,648
03/31/1998          $13,946        $13,281         $12,747
06/30/1998          $14,011        $13,592         $13,001
09/30/1998          $13,538        $14,166         $14,083
12/31/1998          $13,732        $14,214         $14,584
03/31/1999          $13,780        $14,144         $14,021
06/30/1999          $13,830        $14,019         $13,538
09/30/1999          $13,806        $14,114         $14,151
12/31/1999          $14,215        $14,097         $13,962
03/31/2000          $14,440        $14,408         $13,986
06/30/2000          $14,519        $14,659         $13,965
09/30/2000          $14,658        $15,101         $13,599
12/31/2000          $14,529        $15,736         $14,183
03/31/2001          $14,788        $16,214         $13,752
06/30/2001          $14,665        $16,305         $13,536
09/30/2001          $14,396        $17,057         $14,505
12/31/2001          $15,041        $17,065         $14,043
03/31/2002          $15,293        $17,081         $13,817
06/30/2002          $15,286        $17,712         $15,426
09/30/2002          $15,351        $18,523         $16,023
12/31/2002          $16,070        $18,815         $16,781
03/31/2003          $16,684        $19,077         $17,302
06/30/2003          $17,776        $19,554         $17,973
09/30/2003          $18,357        $19,526         $18,328

Average Annual Total Returns of Class B Shares of the Fund at 9/30/03* 1-Year 13.62% 5-Year 5.38% 10-Year 6.26%

*See Notes on page 10 for further details.
The performance information for both indices in the graphs begins on 9/30/93 for Class A and B, 5/31/95 for Class C, 2/28/01 for Class N and 1/31/98 for Class Y shares.
Past performance cannot guarantee future results. Graphs are not drawn to same scale.


7  |  OPPENHEIMER STRATEGIC INCOME FUND

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------
Class C Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:

[LINE CHART]
                 Oppenheimer   Lehman Brothers     Citigroup
              Strategic Income    Aggregate    World Government
Date           Fund (Class C)    Bond Index       Bond Index
05/26/1995         $10,000         $10,000        $10,000
06/30/1995         $10,023         $10,073        $10,059
09/30/1995         $10,309         $10,271         $9,954
12/31/1995         $10,715         $10,709        $10,247
03/31/1996         $10,889         $10,519        $10,055
06/30/1996         $11,131         $10,579        $10,096
09/30/1996         $11,542         $10,774        $10,371
12/31/1996         $11,970         $11,098        $10,618
03/31/1997         $11,920         $11,036        $10,179
06/30/1997         $12,354         $11,441        $10,488
09/30/1997         $12,773         $11,821        $10,621
12/31/1997         $12,848         $12,169        $10,643
03/31/1998         $13,167         $12,358        $10,727
06/30/1998         $13,229         $12,647        $10,940
09/30/1998         $12,780         $13,182        $11,851
12/31/1998         $12,965         $13,226        $12,272
03/31/1999         $13,039         $13,160        $11,798
06/30/1999         $13,057         $13,045        $11,392
09/30/1999         $13,026         $13,133        $11,908
12/31/1999         $13,418         $13,117        $11,748
03/31/2000         $13,574         $13,407        $11,769
06/30/2000         $13,655         $13,640        $11,752
09/30/2000         $13,728         $14,051        $11,443
12/31/2000         $13,615         $14,642        $11,935
03/31/2001         $13,832         $15,087        $11,572
06/30/2001         $13,692         $15,172        $11,390
09/30/2001         $13,380         $15,872        $12,206
12/31/2001         $13,990         $15,879        $11,817
03/31/2002         $14,162         $15,894        $11,626
06/30/2002         $14,130         $16,481        $12,981
09/30/2002         $14,202         $17,236        $13,483
12/31/2002         $14,803         $17,507        $14,121
03/31/2003         $15,382         $17,751        $14,559
06/30/2003         $16,360         $18,195        $15,124
09/30/2003         $16,822         $18,168        $15,423

Average Annual Total Returns of Class C Shares of the Fund at 9/30/03* 1-Year 17.45% 5-Year 5.65% Since Inception 6.43%

Class N Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:

[LINE CHART]
                 Oppenheimer   Lehman Brothers     Citigroup
              Strategic Income    Aggregate    World Government
Date           Fund (Class N)    Bond Index       Bond Index
03/01/2001        $10,000         $10,000           $10,000
03/31/2001         $9,799         $10,050            $9,712
06/30/2001         $9,717         $10,107            $9,560
09/30/2001         $9,539         $10,573           $10,244
12/31/2001         $9,988         $10,578            $9,917
03/31/2002        $10,122         $10,588            $9,757
06/30/2002        $10,112         $10,979           $10,894
09/30/2002        $10,177         $11,482           $11,316
12/31/2002        $10,617         $11,663           $11,851
03/31/2003        $11,044         $11,825           $12,219
06/30/2003        $11,753         $12,121           $12,693
09/30/2003        $12,092         $12,103           $12,944

Average Annual Total Returns of Class N Shares of the Fund at 9/30/03*
1-Year  17.82%             Since Inception  7.64%

*See Notes on page 10 for further details.


8  |  OPPENHEIMER STRATEGIC INCOME FUND

Class Y Shares
Comparison of Change in Value of $10,000 Hypothetical Investments in:

[LINE CHART]
                 Oppenheimer   Lehman Brothers     Citigroup
              Strategic Income    Aggregate    World Government
Date           Fund (Class Y)    Bond Index       Bond Index
01/26/1998         $10,000         $10,000         $10,000
03/31/1998         $10,181         $10,027          $9,981
06/30/1998         $10,257         $10,261         $10,180
09/30/1998          $9,936         $10,695         $11,028
12/31/1998         $10,108         $10,731         $11,420
03/31/1999         $10,194         $10,678         $10,979
06/30/1999         $10,237         $10,584         $10,600
09/30/1999         $10,241         $10,656         $11,081
12/31/1999         $10,579         $10,643         $10,932
03/31/2000         $10,732         $10,878         $10,951
06/30/2000         $10,826         $11,067         $10,935
09/30/2000         $10,912         $11,401         $10,648
12/31/2000         $10,850         $11,880         $11,106
03/31/2001         $11,049         $12,241         $10,768
06/30/2001         $10,965         $12,310         $10,599
09/30/2001         $10,740         $12,877         $11,358
12/31/2001         $11,256         $12,883         $10,996
03/31/2002         $11,419         $12,895         $10,819
06/30/2002         $11,416         $13,372         $12,079
09/30/2002         $11,498         $13,984         $12,546
12/31/2002         $12,021         $14,204         $13,140
03/31/2003         $12,496         $14,402         $13,548
06/30/2003         $13,317         $14,762         $14,074
09/30/2003         $13,721         $14,741         $14,351

Average Annual Total Returns of Class Y Shares of the Fund at 9/30/03* 1-Year 19.33% 5-Year 6.67% Since Inception 5.73%

The performance information for both indices in the graphs begins on 9/30/93 for Class A and B, 5/31/95 for Class C, 2/28/01 for Class N and 1/31/98 for Class Y shares.
Past performance cannot guarantee future results. Graphs are not drawn to same scale.


9  |  OPPENHEIMER STRATEGIC INCOME FUND

NOTES
--------------------------------------------------------------------------------

In reviewing performance and rankings, please remember that past performance cannot guarantee future results. Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Because of ongoing market volatility, the Fund's performance may be subject to substantial fluctuations, and current performance may be more or less than the results shown. For updates on the Fund's performance, visit our website at www.oppenheimerfunds.com.

Total returns and the ending account values in the graph includes changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. For more complete information about the Fund, including charges, expenses and risks, please refer to the prospectus. To obtain a copy, call your financial advisor, call OppenheimerFunds Distributor, Inc. at 1.800.CALL OPP (1.800.225.5677) or visit the OppenheimerFunds website at www.oppenheimerfunds.com. Read the prospectus carefully before you invest or send money.

Class A shares of the Fund were first publicly offered on 10/16/89. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 4.75%. The Fund's maximum sales charge for Class A shares was lower prior to 2/1/93, so actual performance may have been higher.

Class B shares of the Fund were first publicly offered on 11/30/92. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

Class C shares of the Fund were first publicly offered on 5/26/95. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the one-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the one-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

Class Y shares of the Fund were first publicly offered on 1/26/98. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.


10  |  OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  September 30, 2003
--------------------------------------------------------------------------------

                                                                                           Principal         Market Value
                                                                                              Amount           See Note 1
---------------------------------------------------------------------------------------------------------------------------
 Asset-Backed Securities--4.9%
 American Money Management Corp., Commercial Debt Obligations
 Sub. Bonds, Series I, Cl. D1, 13.602%, 1/15/12 1                                      $   8,642,914      $     6,222,898
---------------------------------------------------------------------------------------------------------------------------
 Asset Backed Securities Corp., Home Equity Loan Trust Asset-Backed
 Pass-Through Certificates, Series 2001-HE1, Cl. B, 3.62%, 4/15/31 2                       5,000,000            4,905,027
---------------------------------------------------------------------------------------------------------------------------
 BMW Vehicle Owner Trust, Automobile Loan Certificates,
 Series 2003-A, Cl. A2, 1.45%, 11/25/05                                                   12,610,000           12,626,566
---------------------------------------------------------------------------------------------------------------------------
 Capital Auto Receivables Asset Trust, Automobile Mtg.-Backed Nts.,
 Series 2003-2, Cl. A2A, 1.20%, 5/16/05                                                    7,930,000            7,927,683
---------------------------------------------------------------------------------------------------------------------------
 Caterpillar Financial Asset Trust, Equipment Loan Pass-Through
 Certificates, Series 2003-A, Cl. A2, 1.25%, 10/25/05                                      4,770,000            4,772,292
---------------------------------------------------------------------------------------------------------------------------
 Centex Home Equity Co. LLC, Home Equity Loan Asset-Backed Certificates:
 Series 2003-A, Cl. AF1, 1.836%, 10/25/17                                                  2,027,781            2,030,752
 Series 2003-B, Cl. AF1, 1.64%, 2/25/18                                                    2,634,865            2,635,494
 Series 2003-C, Cl. AF1, 2.14%, 7/25/18 1                                                  9,310,000            9,310,000
---------------------------------------------------------------------------------------------------------------------------
 Chase Funding Mortgage Loan Asset-Backed Certificates, Home
 Equity Mtg. Obligations:
 Series 2003-3, Cl. 1A1, 1.20%, 8/25/17 2                                                  4,686,865            4,686,908
 Series 2003-4, Cl. 1A1, 1.24%, 9/25/17 1,2                                                9,324,826            9,325,243
---------------------------------------------------------------------------------------------------------------------------
 Chase Manhattan Auto Owner Trust, Automobile Loan
 Pass-Through Certificates:
 Series 2003-A, Cl. A2, 1.26%, 1/16/06                                                     3,420,000            3,420,464
 Series 2003-B, Cl. A2, 1.287%, 3/15/06                                                    3,720,000            3,721,570
---------------------------------------------------------------------------------------------------------------------------
 CitiFinancial Mortgage Securities, Inc., Home Equity Collateralized
 Mtg. Obligations:
 Series 2003-1, Cl. AF1, 1.94%, 1/25/33 1                                                  4,298,112            4,306,920
 Series 2003-2, Cl. AF1, 1.21%, 5/25/33 2                                                  5,277,571            5,276,670
 Series 2003-3, Cl. AF1, 1.24%, 12/15/05 2                                                 6,780,000            6,780,000
---------------------------------------------------------------------------------------------------------------------------
 Conseco Finance Securitizations Corp., Home Equity Loan
 Pass-Through Certificates, Series 2001-D, Cl. M2, 2.87%, 11/15/32 2                       8,500,000            8,301,512
---------------------------------------------------------------------------------------------------------------------------
 Conseco Finance Securitizations Corp., Manufactured Housing
 Contract Sr. Sub. Pass-Through Certificates, Series 2000-2, Cl. M2,
 10.32%, 12/1/30 1                                                                         5,000,000            1,153,125
---------------------------------------------------------------------------------------------------------------------------
 Consumer Credit Reference Index Securities Program, Credit Card
 Asset-Backed Certificates, Series 2002-B, Cl. FX, 10.421%, 3/22/07 1                     15,000,000           15,863,672
---------------------------------------------------------------------------------------------------------------------------
 Countrywide Asset-Backed Certificates, Inc., Home Equity Asset-Backed
 Certificates, Series 2000-1, Cl. BV, 3.22%, 3/25/31 1,2                                   4,161,328            4,148,599
---------------------------------------------------------------------------------------------------------------------------
 DaimlerChrysler Auto Trust, Automobile Loan Pass-Through Certificates:
 Series 2002-B, Cl. A2, 2.20%, 4/6/05                                                      1,270,568            1,274,146
 Series 2003-A, Cl. A2, 1.52%, 12/8/05 1                                                  13,960,000           13,995,941
---------------------------------------------------------------------------------------------------------------------------
 DLJ Ltd., Collateralized Bond Obligations, Series1A, Cl. C2, 11.96%, 4/15/11 1,3,4       15,000,000                1,500
---------------------------------------------------------------------------------------------------------------------------
 DVI Receivables Corp., Equipment Asset-Backed Certificates,
 Series 2001-2, Cl. C, 4.405%, 11/11/09 1                                                  3,083,887            2,006,454
---------------------------------------------------------------------------------------------------------------------------
 Embarcadero Aircraft Securitization Trust, Airplane Collateral
 Obligations, Series 2000-A, Cl. B, 0.678%, 8/15/25 1,3                                    2,275,078               11,375
---------------------------------------------------------------------------------------------------------------------------
 First U.S.A. Credit Card Master Trust, Asset-Backed Certificates,
 Series 2001-2, Cl. C, 2.07%, 11/20/06 2,5                                                10,000,000           10,020,426
---------------------------------------------------------------------------------------------------------------------------
 Ford Credit Auto Owner Trust, Automobile Installment Sales,
 Series 2003-A, Cl. A2A, 1.62%, 8/15/05                                                    5,919,717            5,930,348



11  |  OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                           Principal         Market Value
                                                                                              Amount           See Note 1
---------------------------------------------------------------------------------------------------------------------------
 Asset-Backed Securities Continued
 Goldman Sachs Asset Management CBO Ltd., Sub. Collateralized Bond
 Obligations, Series 1A, Cl. D, 12.54%, 6/13/11 1                                      $   7,200,842       $      360,042
---------------------------------------------------------------------------------------------------------------------------
 Green Tree Financial Corp., Manufactured Housing Contract Sr. Sub.
 Pass-Through Certificates, Series 1997-5, Cl. M1, 6.95%, 5/15/29 1                        5,000,000            3,340,625
---------------------------------------------------------------------------------------------------------------------------
 Greenpoint Credit Manufactured Housing Contract Trust, Pass-Through
 Certificates, Series 2000-3, Cl. IM1, 9.01%, 6/20/31 1                                    5,214,000            2,435,064
---------------------------------------------------------------------------------------------------------------------------
 Harley-Davidson Motorcycle Trust, Motorcycle Receivable Nts.:
 Series 2002-2, Cl. A1, 1.91%, 4/16/07                                                     3,988,720            4,003,065
 Series 2003-3, Cl. A1, 1.50%, 1/15/08                                                    12,398,618           12,432,693
---------------------------------------------------------------------------------------------------------------------------
 Honda Auto Receivables Owner Trust, Automobile Receivables Obligations:
 Series 2003-1, Cl. A2, 1.46%, 9/19/05                                                     7,810,000            7,817,915
 Series 2003-3, Cl. A2, 1.52%, 4/21/06 1                                                  15,520,000           15,565,638
---------------------------------------------------------------------------------------------------------------------------
 Lehman ABS Manufactured Housing Contract, Commercial Mtg.
 Pass-Through Certificates, Series 2001-B, Cl. A4, 5.27%, 9/15/18                          5,258,697            5,538,548
---------------------------------------------------------------------------------------------------------------------------
 Madison Avenue CDO Ltd., Commercial Debt Obligations, Series 2A,
 Cl. C1, 3.43%, 3/24/14 1,2                                                                3,000,000               30,000
---------------------------------------------------------------------------------------------------------------------------
 MBNA Master Credit Card Trust, Asset-Backed Nts., Series 2000-H,
 Cl. C, 2.32%, 1/15/13 2,5                                                                 5,000,000            4,901,246
---------------------------------------------------------------------------------------------------------------------------
 NC Finance Trust, Collateralized Mtg. Obligations, Series 1999-I,
 Cl. ECFD, 8.75%, 12/25/28 1                                                               4,737,986            1,421,396
---------------------------------------------------------------------------------------------------------------------------
 Nissan Auto Receivables Owner Trust, Auto Receivable Nts.:
 Series 2003-A, Cl. A2, 1.45%, 5/16/05                                                    11,140,000           11,152,204
 Series 2003-B, Cl. A2, 1.20%, 11/15/05                                                   13,170,000           13,166,272
---------------------------------------------------------------------------------------------------------------------------
 Providian Master Trust, Sub. Collateralized Mtg. Obligations,
 Series 2000-2, Cl. C, 7.98%, 4/15/09 5                                                    6,200,000            6,394,203
---------------------------------------------------------------------------------------------------------------------------
 Residential Funding Mortgage Securities II, Inc., Home Equity Loan
 Pass-Through Certificates, Series 2003-HS1, Cl. AI2, 1.22%, 1/25/33 1,2                   5,645,372            5,647,055
---------------------------------------------------------------------------------------------------------------------------
 Salomon Brothers Mortgage Securities VII, Inc., Home Equity
 Pass-Through Certificates, Series 2002-WM1, Cl. M2, 2.675%, 1/25/32 1,2                   8,000,000            8,014,746
---------------------------------------------------------------------------------------------------------------------------
 SB Finance Trust, Mtg. Pass-Through Certificates, Series 1999-1, Cl. D,
 10.50%, 6/25/29 1                                                                           129,279              129,198
---------------------------------------------------------------------------------------------------------------------------
 Structured Asset Securities Corp., Collateralized Mtg. Obligations
 Pass-Through Certificates, Series 1999-SP1, Cl. B, 9%, 5/25/29                            5,417,369            5,461,807
---------------------------------------------------------------------------------------------------------------------------
 Toyota Auto Receivables Owner Trust, Automobile Mtg.-Backed Obligations:
 Series 2002-B, Cl. A3, 3.76%, 6/15/06                                                     3,960,000            4,025,346
 Series 2003-A, Cl. A2, 1.28%, 8/15/05                                                    11,870,000           11,871,170
 Series 2003-B, Cl. A2, 1.43%, 2/15/06                                                     8,990,000            8,990,000
---------------------------------------------------------------------------------------------------------------------------
 USAA Auto Owner Trust, Automobile Loan Asset-Backed Nts.,
 Series 2003-1, Cl. A2, 1.22%, 4/17/06                                                     7,860,000            7,861,295
---------------------------------------------------------------------------------------------------------------------------
 Volkswagen Auto Loan Enhanced Trust, Automobile Loan Receivables,
 Series 2003-1, Cl. A2, 1.11%, 12/20/05                                                   15,550,000           15,535,814
---------------------------------------------------------------------------------------------------------------------------
 Whole Auto Loan Trust, Automobile Loan Receivables, Series 2003-1,
 Cl. A2A, 1.40%, 4/15/06 6                                                                12,860,000           12,864,019
                                                                                                          -----------------
 Total Asset-Backed Securities (Cost $358,500,746)                                                            319,614,946



12  |  OPPENHEIMER STRATEGIC INCOME FUND

                                                                                           Principal         Market Value
                                                                                              Amount           See Note 1
---------------------------------------------------------------------------------------------------------------------------
 Mortgage-Backed Obligations--20.3%
---------------------------------------------------------------------------------------------------------------------------
 Government Agency--15.1%
---------------------------------------------------------------------------------------------------------------------------
 FHLMC/FNMA/Sponsored--14.5%
 Federal Home Loan Mortgage Corp.:
 7%, 9/1/33 6                                                                          $   8,090,000       $    8,542,534
 7.50%, 2/1/32                                                                             7,975,595            8,533,969
 8.50%, 8/1/31                                                                             5,280,441            5,679,184
 10%, 4/1/20-5/1/20                                                                          779,243              881,100
 10.50%, 5/1/20                                                                              833,912              969,337
 11.50%, 10/1/16-1/1/18                                                                      741,148              839,849
 12%, 6/1/17                                                                               1,656,698            1,890,606
---------------------------------------------------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp., Gtd. Real Estate Mtg. Investment
 Conduit Multiclass Pass-Through Certificates:
 Series 2347, Cl. PD, 6.50%, 8/15/31                                                      15,413,000           16,300,675
 Series 2368, Cl. PN, 6.50%, 7/15/28                                                       4,746,158            4,774,015
 Series 2410, Cl. NE, 6.50%, 9/15/30                                                      25,000,000           26,322,532
 Series 2413, Cl. MH, 6.50%, 2/15/32                                                      25,000,000           26,698,632
 Series 2423, Cl. PD, 6.50%, 11/15/30                                                     13,700,000           14,002,838
 Series 2430, Cl. GD, 6.50%, 11/15/30                                                     25,000,000           25,782,032
 Series 2430, Cl. ND, 6.50%, 1/15/31                                                      25,000,000           25,703,235
 Series 2500, Cl. FD, 1.62%, 6/15/32 2                                                     3,786,591            3,820,565
 Series 2526, Cl. FE, 1.52%, 6/15/29 2                                                     3,695,839            3,717,110
 Series 2551, Cl. FD, 1.52%, 1/15/33 2                                                     3,215,663            3,228,173
---------------------------------------------------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp., Interest-Only Stripped
 Mtg.-Backed Security:
 Series 204, Cl. IO, (16.409)%, 5/15/29 7                                                    685,987               98,646
 Series 206, Cl. IO, (29.393)%, 12/15/29 7                                                 4,813,005              782,151
 Series 207, Cl. IO, (41.686)%, 4/15/30 7                                                  5,581,108              753,777
 Series 208, Cl. IO, (40.435)%, 6/1/30 7                                                   4,855,628              651,810
 Series 212, Cl. IO, (24.476)%, 5/1/31 7                                                   6,216,783              771,843
 Series 214, Cl. IO, (41.10)%, 6/1/31 7                                                    4,504,298              623,844
 Series 217, Cl. IO, (38.747)%, 2/1/32 7                                                   5,557,590              738,276
---------------------------------------------------------------------------------------------------------------------------
 Federal Home Loan Mortgage Corp., Structured Pass-Through Securities,
 Collateralized Mtg. Obligations:
 Series H003, Cl. A2, 1.88%, 1/15/07                                                       2,840,754            2,855,881
 Series H006, Cl. A1, 1.724%, 4/15/08 1                                                    2,987,562            2,990,982
 Series T-42, Cl. A2, 5.50%, 2/25/42                                                       2,106,457            2,151,730
---------------------------------------------------------------------------------------------------------------------------
 Federal National Mortgage Assn.:
 5%, 10/1/33 6                                                                            15,474,000           15,478,828
 5.50%, 10/1/33                                                                           75,104,000           76,629,512
 6%, 10/25/33 6                                                                          107,052,000          110,497,790
 6.50%, 1/1/29-11/25/33                                                                   64,755,341           67,428,786
 6.50%, 10/25/33 6                                                                       111,971,000          116,729,767
 7%, 9/1/29-12/1/29                                                                        1,297,209            1,374,138
 7%, 10/25/33 6                                                                          307,357,000          324,934,132
 8.50%, 7/1/32                                                                             1,325,134            1,427,739
 9.50%, 4/1/20-3/15/21                                                                       332,213              368,056
 10.50%, 10/1/19                                                                              82,565               94,053
 11%, 10/15/15-2/1/26                                                                      1,210,973            1,383,415
 15%, 4/15/13                                                                                808,615              969,054



13  |  OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                           Principal         Market Value
                                                                                              Amount           See Note 1
---------------------------------------------------------------------------------------------------------------------------
 FHLMC/FNMA/Sponsored Continued
 Federal National Mortgage Assn., Collateralized Mtg. Obligations,
 Gtd. Real Estate Mtg. Investment Conduit Pass-Through Certificates:
 Trust 1994-27, Cl. PH, 6.50%, 9/25/22                                                 $   1,938,885       $    1,969,079
 Trust 2001-38, Cl. CD, 6.50%, 5/25/29                                                     3,342,427            3,349,381
 Trust 2001-50, Cl. LD, 6.50%, 5/25/30                                                    11,012,000           11,254,761
 Trust 2002-77, Cl. WF, 1.52%, 12/18/32 2                                                  5,601,063            5,616,953
---------------------------------------------------------------------------------------------------------------------------
 Federal National Mortgage Assn., Gtd. Real Estate Mtg. Investment Conduit
 Pass-Through Certificates Interest-Only Stripped Mtg.-Backed Security:
 Trust 2001-T3, Cl. IO, (11.625)%, 2/25/29 1,7                                            58,756,450            1,193,490
 Trust 2001-T4, Cl. IO, (11.932)%, 7/25/28 1,7                                            98,012,124            2,511,561
---------------------------------------------------------------------------------------------------------------------------
 Federal National Mortgage Assn., Interest-Only Security, Trust 2001-T10,
 Cl. IO, 1.32%, 12/25/31 1,7                                                             583,834,118            9,122,408
---------------------------------------------------------------------------------------------------------------------------
 Federal National Mortgage Assn., Interest-Only Stripped
 Mtg.-Backed Security:
 Trust 313, Cl. 2, (42.47)%, 6/25/31 7                                                    24,595,679            3,311,137
 Trust 321, Cl. 2, (9.30)%, 3/1/32 7                                                       5,761,283              854,430
                                                                                                          -----------------
                                                                                                              946,603,796

---------------------------------------------------------------------------------------------------------------------------
 GNMA/Guaranteed--0.6%
 Government National Mortgage Assn.:
 7%, 1/15/28-1/20/30                                                                      11,490,514           12,228,672
 8%, 1/15/28-9/15/28                                                                       6,320,906            6,834,851
 12.50%, 12/15/13-11/15/15                                                                 4,095,620            4,753,760
 13%, 10/15/15                                                                             6,294,786            7,367,476
 13.50%, 6/15/15                                                                           7,843,554            9,238,266
                                                                                                          -----------------
                                                                                                               40,423,025

---------------------------------------------------------------------------------------------------------------------------
 Private--5.2%
---------------------------------------------------------------------------------------------------------------------------
 Agricultural--0.0%
 Prudential Agricultural Credit, Inc., Farmer Mac Agricultural Real Estate
 Trust Sr. Sub. Mtg. Pass-Through Certificates:
 Series 1992-2, Cl. B2, 2.638%,1/15/03 1,3                                                   661,737                   --
 Series 1992-2, Cl. B3, 8.13%, 4/15/09 1,2                                                 1,388,705              305,515
                                                                                                          -----------------
                                                                                                                  305,515

---------------------------------------------------------------------------------------------------------------------------
 Commercial--3.9%
 Asset Securitization Corp., Commercial Mtg. Pass-Through Certificates:
 Series 1995-MD4, Cl. A4, 7.384%, 8/13/29                                                  5,000,000            5,773,433
 Series 1995-MD4, Cl. A5, 7.384%, 8/13/29                                                 20,000,000           23,051,082
 Series 1997-MD7, Cl. A1B, 7.41%, 1/13/30                                                  7,000,000            7,746,072
 Series 1996-D2, Cl. A3, 4.786%, 2/14/29 2                                                11,767,000           12,518,736
 Series 1997-D4, Cl. B1, 7.525%, 4/14/29                                                   9,875,000            9,504,508
 Series 1996-MD6, Cl. A7, 7.962%, 11/13/29 2                                              18,860,000           16,918,465
---------------------------------------------------------------------------------------------------------------------------
 CBA Mortgage Corp., Commercial Mtg. Pass-Through Certificates,
 Series 1993-C1, Cl. F, 6.72%, 12/25/03 1                                                 14,300,000           14,180,461
---------------------------------------------------------------------------------------------------------------------------
 Commercial Mortgage Acceptance Corp., Collateralized Mtg.
 Obligations, Series 1996-C2, Cl. F, 7.691%, 9/15/23 2,5                                   2,500,000            2,667,966
---------------------------------------------------------------------------------------------------------------------------
 CS First Boston Mortgage Securities Corp., Commercial Mtg.
 Interest-Only Certificates, Series 2002-CKP1, Cl. AX, 12.06%, 12/15/35 5,7              415,485,486            6,324,354



14  |  OPPENHEIMER STRATEGIC INCOME FUND

                                                                                           Principal         Market Value
                                                                                              Amount           See Note 1
---------------------------------------------------------------------------------------------------------------------------
 Commercial Continued
 DLJ Commercial Mortgage Corp., Commercial Mtg. Pass-Through
 Certificates, Series 1999-STF1, Cl. B6, 7/5/08 1,3                                    $  55,709,338       $       55,709
---------------------------------------------------------------------------------------------------------------------------
 DLJ Mortgage Acceptance Corp., Commercial Mtg. Obligations,
 Series 1997-CF2, Cl. B30C, 6.99%, 10/15/30 1                                             36,400,000           18,149,040
---------------------------------------------------------------------------------------------------------------------------
 First Chicago/Lennar Trust 1, Commercial Mtg. Pass-Through Certificates:
 Series 1997-CHL1, Cl. D, 7.975%, 4/29/39 1,2                                              8,500,001            8,538,515
 Series 1997-CHL1, Cl. E, 7.975%, 4/29/39 1,2                                             14,500,002           12,184,540
---------------------------------------------------------------------------------------------------------------------------
 GE Capital Mortgage Services, Inc., Interest-Only Gtd. Real Estate
 Mtg. Investment Conduit Pass-Through Certificates:
 Series 1999-5, Cl. S, (94.877)%, 5/25/29 1,7                                             71,892,440              179,731
 Series 1999-11, Cl. S, (92.407)%, 7/25/29 1,7                                            94,224,085              206,115
---------------------------------------------------------------------------------------------------------------------------
 J.P. Morgan Commercial Mortgage Finance Corp., Commercial
 Interest-Only Mtg. Obligations, Series 1999-PLS1, Cl. X, 13.964%, 2/15/32 1,7           115,301,812            2,274,905
---------------------------------------------------------------------------------------------------------------------------
 J.P. Morgan Commercial Mortgage Finance Corp., Commercial Mtg.
 Obligations, Series 2000-C9, Cl. A2, 7.77%, 10/15/32                                     10,700,000           12,746,804
---------------------------------------------------------------------------------------------------------------------------
 LB Commercial Mortgage Trust, Commercial Mtg. Pass-Through
 Certificates, Series 1999-C2, Cl. C, 7.47%, 10/15/32                                      8,429,000            9,914,057
---------------------------------------------------------------------------------------------------------------------------
 LB-UBS Commercial Mortgage Trust, Commercial Mtg. Pass-Through
 Certificates, Series 2000-C3, Cl. A2, 7.95%, 1/15/10                                     10,000,000           12,100,766
---------------------------------------------------------------------------------------------------------------------------
 Lehman Structured Securities Corp., Collateralized Mtg. Obligations,
 Series 2002-GE1, Cl. A, 2.514%, 7/26/24 1,2                                               1,864,242            1,789,672
---------------------------------------------------------------------------------------------------------------------------
 Merrill Lynch Mortgage Investors, Inc., Mtg. Pass-Through Certificates,
 Series 1995-C2, Cl. D, 7.689%, 6/15/21 2                                                  1,311,423            1,428,387
---------------------------------------------------------------------------------------------------------------------------
 Morgan Stanley Capital I, Inc., Commercial Mtg. Pass-Through Certificates:
 Series 1996-C1, Cl. F, 7.442%, 2/15/28 2,5                                               13,360,980           12,133,603
 Series 1997-RR, Cl. D, 7.702%, 4/30/39 2,5                                                2,950,159            2,736,414
 Series 1997-RR, Cl. E, 7.702%, 4/30/39 2,5                                                9,200,496            7,387,271
 Series 1997-RR, Cl. F, 7.702%, 4/30/39 2,5                                               30,801,659           20,834,333
 Series 1997-XL1, Cl. G, 7.695%, 10/3/30 5                                                14,358,000           13,372,315
---------------------------------------------------------------------------------------------------------------------------
 Norwest Asset Securities Corp., Collateralized Mtg. Obligations
 Pass-Through Certificates, Series 1999-18, Cl. A2, 6%, 7/25/29                              731,409              731,221
---------------------------------------------------------------------------------------------------------------------------
 PNC Mortgage Acceptance Corp., Commercial Mtg. Obligations,
 Series 2001-C1, Cl. A2, 6.36%, 3/12/34                                                   10,000,000           11,287,300
---------------------------------------------------------------------------------------------------------------------------
 Salomon Brothers Mortgage Securities VII, Inc., Commercial Mtg.
 Pass-Through Certificates, Series 1996-C1, Cl. F, 8.467%, 1/20/06 1,2                     9,632,000            8,993,880
---------------------------------------------------------------------------------------------------------------------------
 Structured Asset Securities Corp., Commercial Mtg. Obligations,
 Series 1995-C4, Cl. E, 8.598%, 6/25/26 1,2                                                  234,418              234,453
                                                                                                          -----------------
                                                                                                              255,964,108

---------------------------------------------------------------------------------------------------------------------------
 Multifamily--0.0%
 Countrywide Funding Corp., Mtg. Pass-Through Certificates:
 Series 1993-11, Cl. B1, 6.25%, 2/25/09                                                      219,164              219,119
 Series 1993-11, Cl. B3, 6.25%, 2/25/09 1                                                    117,412               88,059
                                                                                                          -----------------
                                                                                                                  307,178

---------------------------------------------------------------------------------------------------------------------------
 Other--0.1%
 CIT Equipment Collateral, Equipment Receivable-Backed Nts.,
 Series 2003-EF1, Cl. A2, 1.49%, 12/20/05                                                  3,370,000            3,370,000



15  |  OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                           Principal         Market Value
                                                                                              Amount           See Note 1
---------------------------------------------------------------------------------------------------------------------------
 Residential--1.2%
 Citicorp Mortgage Securities, Inc., Collateralized Mtg. Obligations,
 Series 2001-6, Cl. A4, 6.50%, 5/25/29                                                 $  19,550,000    $      20,002,324
---------------------------------------------------------------------------------------------------------------------------
 Countrywide Funding Corp., Mtg. Pass-Through Certificates,
 Series 1993-12, Cl. B1, 6.625%, 2/25/24                                                     506,787              506,701
---------------------------------------------------------------------------------------------------------------------------
 Granite Mortgages plc, Mtg.-Backed Obligations, Series 2002-2,
 Cl. 1A1, 1.22%, 1/21/17 2                                                                   193,154              193,148
---------------------------------------------------------------------------------------------------------------------------
 Lehman Structured Securities Corp., Collateralized Interest-Only Mtg.
 Pass-Through Certificates, Series 2001-GE9, Cl. A, (99.999)%, 1/25/31 1,7                24,110,812            1,446,649
---------------------------------------------------------------------------------------------------------------------------
 Lehman Structured Securities Corp., Collateralized Mtg. Obligations,
 Series 2001-GE4, Cl. A, 8.946%, 10/25/30 2                                                3,665,102            3,710,916
---------------------------------------------------------------------------------------------------------------------------
 Norwest Asset Securities Corp., Collateralized Mtg. Obligations,
 Mtg. Pass-Through Certificates, Series 1999-18, Cl. A17, 6.75%, 7/25/29                  11,886,286           11,977,596
---------------------------------------------------------------------------------------------------------------------------
 Residential Accredit Loans, Inc., Collateralized Mtg. Obligations,
 Mtg. Asset-Backed Pass-Through Certificates, Series 1997-QS8, Cl. M3,
 7.50%, 8/25/27                                                                            2,428,578            2,426,890
---------------------------------------------------------------------------------------------------------------------------
 Salomon Brothers Mortgage Securities VII, Inc., Collateralized
 Mtg. Obligations:
 Series 2000-UP1, Cl. A2, 8%, 9/25/30                                                      3,443,924            3,592,303
 Series 2001-UP2, Cl. AF2, 7.25%, 10/25/31                                                 4,088,518            4,291,014
---------------------------------------------------------------------------------------------------------------------------
 Salomon Brothers Mortgage Securities VII, Inc., Commercial Mtg.
 Pass-Through Certificates, Series 1996-B, Cl. 1, 7.254%, 4/25/26 1,2                      3,307,453            2,842,342
---------------------------------------------------------------------------------------------------------------------------
 Salomon Smith Barney RV Trust, Recreational Vehicles Mtg. Obligations,
 Series 2001-1, Cl. B, 6.64%, 4/15/18 1                                                    2,500,000            2,614,287
---------------------------------------------------------------------------------------------------------------------------
 Structured Asset Securities Corp., Collateralized Mtg. Obligations
 Pass-Through Certificates, Series 2001-9, Cl. 3A7, 6.75%, 6/25/31                        14,000,000           14,420,248
---------------------------------------------------------------------------------------------------------------------------
 Vendee Mortgage Trust, Interest-Only Stripped Mtg.-Backed Security:
 Series 1992-2, Cl. IO, (15.256)%, 9/15/22 7                                              43,278,975              764,025
 Series 1995-2B, Cl. 2IO, 17.595%, 6/15/25 7                                               3,594,545               56,228
 Series 1995-3, Cl. 1IO, (20.741)%, 9/15/25 7                                            111,790,469              681,922
---------------------------------------------------------------------------------------------------------------------------
 Washington Mutual Mortgage Securities Corp., Collateralized Mtg.
 Obligations, Pass-Through Certificates, Series 2003-AR7, Cl. A1,
 1.51%, 8/25/33 2                                                                          8,394,074            8,379,766
                                                                                                          -----------------
                                                                                                               77,906,359
                                                                                                          -----------------
 Total Mortgage-Backed Obligations (Cost $1,322,093,175)                                                    1,324,879,981

---------------------------------------------------------------------------------------------------------------------------
 U.S. Government Obligations--6.8%
 Federal Home Loan Mortgage Corp. Unsec. Nts.:
 2.75%, 8/15/06 8                                                                         80,000,000           81,346,000
 4.50%, 1/15/13                                                                           16,000,000           16,217,024
 4.50%, 7/15/13 8                                                                         16,000,000           16,188,976
 4.875%, 3/15/07 8                                                                         2,000,000            2,159,886
---------------------------------------------------------------------------------------------------------------------------
 Federal National Mortgage Assn. Unsec. Nts.:
 4.25%, 7/15/07 8                                                                         43,000,000           45,517,005
 5.50%, 2/15/06 8                                                                         33,480,000           36,317,430
 7.25%, 5/15/30 8                                                                         48,000,000           60,229,536
---------------------------------------------------------------------------------------------------------------------------
 Resolution Funding Corp. Federal Book Entry Principal Strips,
 6.14%, 1/15/21 8,9                                                                       52,460,000           20,486,574



16  |  OPPENHEIMER STRATEGIC INCOME FUND

                                                                                           Principal         Market Value
                                                                                              Amount           See Note 1
---------------------------------------------------------------------------------------------------------------------------
 U.S. Government Obligations Continued
 U.S. Treasury Bonds:
 5.375%, 2/15/31 8                                                                     $   4,553,000       $    4,887,363
 5.50%, 8/15/28 8,10                                                                      48,750,000           52,234,894
 6.125%, 11/15/27 8                                                                        3,909,000            4,528,791
 6.25%, 5/15/30 8                                                                          2,594,000            3,078,858
 9.25%, 2/15/16 8,11,12                                                                   32,000,000           47,106,272
 STRIPS, 4.93%, 2/15/16 9                                                                 34,499,000           19,300,293
 STRIPS, 4.94%, 8/15/17 8,9                                                               19,980,000           10,166,763
 STRIPS, 5.94%, 11/15/24 8,9                                                              32,490,000           10,542,973
---------------------------------------------------------------------------------------------------------------------------
 U.S. Treasury Nts.:
 5.75%, 8/15/10                                                                            7,000,000            8,016,372
 6.50%, 2/15/10 8                                                                          4,615,000            5,477,973
                                                                                                          -----------------
 Total U.S. Government Obligations (Cost $436,627,514)                                                        443,802,983

---------------------------------------------------------------------------------------------------------------------------
 Foreign Government Obligations--27.2%
---------------------------------------------------------------------------------------------------------------------------
 Argentina--0.9%
 Argentina (Republic of) Bonds:
 1.162%, 8/3/12 2                                                                         83,835,000           50,586,961
 1.278%, 5/3/05 3,4                                                                        1,218,000            1,120,560
 2%, 9/30/08 1 [ARP]                                                                      12,985,000            3,446,747
 Series PR12, 2%, 1/3/16 1,3,4 [ARP]                                                         224,891               52,314
---------------------------------------------------------------------------------------------------------------------------
 Argentina (Republic of) Disc. Bonds, 2.345%, 3/31/23 3,4                                  3,800,000            1,881,000
---------------------------------------------------------------------------------------------------------------------------
 Argentina (Republic of) Par Bonds, 5.984%, 3/31/23 3                                      5,450,000            2,697,750
---------------------------------------------------------------------------------------------------------------------------
 Argentina (Republic of) Treasury Bills, 14.75%, 10/8/04 9 [ARP]                             253,000               76,791
---------------------------------------------------------------------------------------------------------------------------
 Buenos Aires (Province of) Bonds, Bonos de Consolidacion de Deudas,
 Series PBA1, 3.257%, 4/1/07 1,3 [ARP]                                                     1,374,528              454,303
---------------------------------------------------------------------------------------------------------------------------
 JPMorgan Chase Bank, Argentina (Republic of) Treasury Bills, 8.84%,
 2/20/04 1,9 [ARP]                                                                           480,000              157,555
                                                                                                          -----------------
                                                                                                               60,473,981

---------------------------------------------------------------------------------------------------------------------------
 Austria--0.7%
 Austria (Republic of) Nts.:
 5.50%, 10/20/07 [EUR]                                                                    19,935,000           25,405,662
 Series 98-3, 3.90%, 10/20/05 [EUR]                                                        8,085,000            9,712,487
---------------------------------------------------------------------------------------------------------------------------
 Austria (Republic of) Sr. Unsec. Unsub. Nts., Series 1, 5%, 7/15/12 [EUR]                 7,740,000            9,735,245
                                                                                                          -----------------
                                                                                                               44,853,394

---------------------------------------------------------------------------------------------------------------------------
 Belgium--0.9%
 Belgium (Kingdom of) Bonds:
 5%, 9/28/11 [EUR]                                                                         4,695,000            5,898,405
 Series 19, 6.50%, 3/31/05 [EUR]                                                          11,800,000           14,601,916
 Series 26, 6.25%, 3/28/07 [EUR]                                                          19,320,000           24,980,751
 Series 28, 5.75%, 3/28/08 [EUR]                                                           8,780,000           11,323,907
                                                                                                          -----------------
                                                                                                               56,804,979

---------------------------------------------------------------------------------------------------------------------------
 Brazil--1.4%
 Brazil (Federal Republic of) Bonds, Series 15 yr., 2.188%, 4/15/09 2                        165,583              149,645



17  |  OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                           Principal         Market Value
                                                                                              Amount           See Note 1
---------------------------------------------------------------------------------------------------------------------------
 Brazil Continued
 Brazil (Federal Republic of) Unsec. Unsub. Bonds:
 10%, 8/7/11                                                                           $  38,482,000      $    37,904,770
 11%, 8/17/39                                                                                    200                  190
 Cl. B, 8.875%, 4/15/24                                                                   63,760,000           51,071,760
                                                                                                          -----------------
                                                                                                               89,126,365

---------------------------------------------------------------------------------------------------------------------------
 Canada--0.3%
 Canada (Government of) Bonds, 5.50%, 6/1/10 [CAD]                                        21,195,000           16,919,561
---------------------------------------------------------------------------------------------------------------------------
 Colombia--0.1%
 Colombia (Republic of) Unsec. Unsub. Bonds, 8.375%, 2/15/27                               7,235,000            6,620,025
---------------------------------------------------------------------------------------------------------------------------
 Denmark--0.3%
 Denmark (Kingdom of) Nts., 4%, 8/15/08 [DKK]                                            119,500,000           19,232,599
---------------------------------------------------------------------------------------------------------------------------
 Dominican Republic--0.1%
 Dominican Republic Unsec. Unsub. Bonds, 9.50%, 9/27/06                                    4,968,000            4,918,320
---------------------------------------------------------------------------------------------------------------------------
 Finland--0.1%
 Finland (Republic of) Sr. Unsec. Unsub. Bonds, 2.75%, 7/4/06 [EUR]                        2,990,000            3,497,760
---------------------------------------------------------------------------------------------------------------------------
 France--1.9%
 France (Government of) Obligations Assimilables du Tresor Bonds:
 5%, 4/25/12 [EUR]                                                                        19,197,000           24,052,671
 5.50%, 10/25/07 [EUR]                                                                     6,225,000            7,930,033
---------------------------------------------------------------------------------------------------------------------------
 France (Government of) Treasury Nts.:
 3.50%, 7/12/04 [EUR]                                                                     42,210,000           49,713,068
 3 yr., 3.50%, 1/12/05 [EUR]                                                              20,895,000           24,763,357
 5 yr., 4.75%, 7/12/07 [EUR]                                                                 795,000              985,773
 5 yr., 5%, 7/12/05 [EUR]                                                                 15,700,000           19,152,807
                                                                                                          -----------------
                                                                                                              126,597,709

---------------------------------------------------------------------------------------------------------------------------
 Germany--2.0%
 Germany (Republic of) Bonds:
 2%, 6/17/05 [EUR]                                                                        42,040,000           48,786,318
 5.375%, 1/4/10 [EUR]                                                                     19,385,000           24,884,198
 Series 01, 5%, 7/4/11 [EUR]                                                               9,800,000           12,326,735
 Series 02, 5%, 7/4/12 [EUR]                                                              26,650,000           33,468,413
 Series 140, 4.50%, 8/17/07 [EUR]                                                         10,185,000           12,507,360
                                                                                                          -----------------
                                                                                                              131,973,024

---------------------------------------------------------------------------------------------------------------------------
 Great Britain--0.5%
 United Kingdom Treasury Nts., 7.50%, 12/7/06 [GBP]                                       19,525,000           35,510,793
---------------------------------------------------------------------------------------------------------------------------
 Greece--1.0%
 Greece (Republic of) Bonds:
 3.50%, 4/18/08 [EUR]                                                                     41,835,000           49,345,706
 4.60%, 5/20/13 [EUR]                                                                      2,720,000            3,282,099
 5.35%, 5/18/11 [EUR]                                                                     10,900,000           13,930,963
                                                                                                          -----------------
                                                                                                               66,558,768





18  |  OPPENHEIMER STRATEGIC INCOME FUND

                                                                                           Principal         Market Value
                                                                                              Amount           See Note 1
---------------------------------------------------------------------------------------------------------------------------
 Guatemala--0.1%
 Guatemala (Republic of) Nts.:
 10.25%, 11/8/11                                                                       $   4,235,000      $     4,870,250
 10.25%, 11/8/11 5                                                                         2,910,000            3,346,500
                                                                                                          -----------------
                                                                                                                8,216,750

---------------------------------------------------------------------------------------------------------------------------
 Italy--1.2%
 Italy (Republic of) Treasury Bonds, Buoni del Tesoro Poliennali:
 4%, 3/1/05 [EUR]                                                                          6,635,000            7,926,911
 5%, 10/15/07 [EUR]                                                                        9,855,000           12,354,600
 5%, 2/1/12 [EUR]                                                                         15,000,000           18,825,528
 5.25%, 8/1/11 [EUR]                                                                      10,850,000           13,844,569
 5.25%, 12/15/05 [EUR]                                                                    21,165,000           26,133,951
                                                                                                          -----------------
                                                                                                               79,085,559

---------------------------------------------------------------------------------------------------------------------------
 Ivory Coast--0.0%
 Ivory Coast (Government of) Front Loaded Interest Reduction Bonds,
 2%, 3/29/18 1,3,4                                                                            87,000               14,817
---------------------------------------------------------------------------------------------------------------------------
 Ivory Coast (Government of) Past Due Interest Bonds, 1.90%, 3/29/18 1,3,4 [FRF]          93,959,750            2,981,746
                                                                                                          -----------------
                                                                                                                2,996,563

---------------------------------------------------------------------------------------------------------------------------
 Japan--6.7%
 Japan (Government of) Bonds, 5 yr., Series 14, 0.40%, 6/20/06 [JPY]                  48,740,000,000          437,340,227
---------------------------------------------------------------------------------------------------------------------------
 Mexico--1.7%
 Mexican Williams Sr. Nts., 1.258%, 11/15/08 1,2                                           1,500,000            1,563,750
---------------------------------------------------------------------------------------------------------------------------
 United Mexican States Bonds:
 6.75%, 6/6/06 [JPY]                                                                     707,000,000            7,241,822
 7.50%, 4/8/33                                                                            10,545,000           11,045,887
 8.30%, 8/15/31                                                                            6,210,000            7,066,980
---------------------------------------------------------------------------------------------------------------------------
 United Mexican States Global Bonds, 9.875%, 1/15/07                                      38,925,000           47,332,800
---------------------------------------------------------------------------------------------------------------------------
 United Mexican States Nts., 7.50%, 1/14/12                                                9,202,000           10,430,467
---------------------------------------------------------------------------------------------------------------------------
 United Mexican States Sr. Nts., 9.75%, 4/6/05                                             3,485,000            3,911,913
---------------------------------------------------------------------------------------------------------------------------
 United Mexican States Unsec. Unsub. Nts.:
 8.50%, 2/1/06                                                                            10,455,000           11,929,155
 Series 6 BR, 6.75%, 6/6/06 [JPY]                                                        755,000,000            7,733,487
                                                                                                          -----------------
                                                                                                              108,256,261

---------------------------------------------------------------------------------------------------------------------------
 Nigeria--0.1%
 Central Bank of Nigeria Gtd. Bonds, Series WW, 6.25%, 11/15/20                            3,695,000            3,288,550
---------------------------------------------------------------------------------------------------------------------------
 Nigeria (Federal Republic of) Promissory Nts., Series RC, 5.092%, 1/5/10                  3,978,570            3,335,211
                                                                                                          -----------------
                                                                                                                6,623,761

---------------------------------------------------------------------------------------------------------------------------
 Peru--0.6%
 Peru (Republic of) Sr. Nts., 4.53%, 2/28/16 9                                            64,200,557           38,282,792
---------------------------------------------------------------------------------------------------------------------------
 Philippines--0.5%
 Philippines (Republic of) Bonds, 9.375%, 1/18/17                                         12,665,000           13,915,669



19  |  OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                           Principal         Market Value
                                                                                              Amount           See Note 1
---------------------------------------------------------------------------------------------------------------------------
 Philippines Continued
 Philippines (Republic of) Nts.:
 9.875%, 3/16/10                                                                       $   2,975,000      $     3,369,187
 10.625%, 3/16/25                                                                          2,920,000            3,387,200
---------------------------------------------------------------------------------------------------------------------------
 Philippines (Republic of) Unsec. Bonds:
 8.875%, 4/15/08                                                                           5,910,000            6,523,163
 9.875%, 1/15/19                                                                           4,489,000            4,898,621
                                                                                                          -----------------
                                                                                                               32,093,840

---------------------------------------------------------------------------------------------------------------------------
 Portugal--0.1%
 Portugal (Republic of) Obrig Do Tes Medio Prazo Unsec. Unsub.
 Bonds, 5.85%, 5/20/10 [EUR]                                                               4,365,000            5,742,914
---------------------------------------------------------------------------------------------------------------------------
 Russia--3.0%
 Ministry Finance of Russia Debs.:
 Series V, 3%, 5/14/08                                                                    38,330,000           34,305,350
 Series VI, 3%, 5/14/06                                                                   25,680,000           24,906,390
---------------------------------------------------------------------------------------------------------------------------
 Russian Federation Unsec. Unsub. Nts.:
 8.75%, 7/24/05                                                                           73,565,000           81,197,369
 10%, 6/26/07                                                                             44,060,000           52,541,550
---------------------------------------------------------------------------------------------------------------------------
 Russian Federation Unsub. Nts., 5%, 3/31/30 2                                               510,250              484,020
                                                                                                          -----------------
                                                                                                              193,434,679

---------------------------------------------------------------------------------------------------------------------------
 Spain--1.0%
 Spain (Kingdom of) Bonds, Bonos y Obligacion del Estado,
 4.80%, 10/31/06 [EUR]                                                                    20,670,000           25,589,657
---------------------------------------------------------------------------------------------------------------------------
 Spain (Kingdom of) Treasury Bills, 2.02%, 10/10/03 9 [EUR]                               34,790,000           40,494,427
                                                                                                        -----------------
                                                                                                               66,084,084

---------------------------------------------------------------------------------------------------------------------------
 Sweden--0.8%
 Sweden (Kingdom of) Debs., Series 1040, 6.50%, 5/5/08 [SEK]                             369,070,000           52,983,974
---------------------------------------------------------------------------------------------------------------------------
 The Netherlands--0.9%
 The Netherlands (Government of) Bonds:
 4%, 7/15/05 [EUR]                                                                         4,475,000            5,367,701
 5%, 7/15/11 [EUR]                                                                         8,795,000           11,080,028
 Series 1, 5.75%, 2/15/07 [EUR]                                                           34,200,000           43,571,394
                                                                                                          -----------------
                                                                                                               60,019,123

---------------------------------------------------------------------------------------------------------------------------
 Turkey--0.1%
 Turkey (Republic of) Sr. Unsec. Unsub. Nts., 11.875%, 1/15/30                             5,045,000            5,852,200
---------------------------------------------------------------------------------------------------------------------------
 Ukraine--0.2%
 Ukraine (Government of) Bonds, 7.65%, 6/11/13                                             9,475,000            9,475,000
---------------------------------------------------------------------------------------------------------------------------
 Ukraine (Government of) Sr. Unsec. Nts., 11%, 3/15/07                                     4,625,647            5,179,568
                                                                                                          -----------------
                                                                                                               14,654,568
                                                                                                          -----------------
 Total Foreign Government Obligations (Cost $1,685,272,874)                                                 1,774,754,573



20  |  OPPENHEIMER STRATEGIC INCOME FUND

                                                                                           Principal         Market Value
                                                                                              Amount           See Note 1
---------------------------------------------------------------------------------------------------------------------------
 Loan Participations--1.1%
 Algeria (Republic of) Loan Participation Nts., 2.063%, 3/4/10 1,2                     $   8,624,817      $     8,290,605
---------------------------------------------------------------------------------------------------------------------------
 Deutsche Bank AG, OAO Gazprom Loan Participation Nts., 6.50%, 8/4/05                     25,000,000           25,090,000
---------------------------------------------------------------------------------------------------------------------------
 Deutsche Bank AG, Indonesian Rupiah Loan Participation Nts.:
 2.636%, 3/25/05                                                                          23,680,000           20,542,400
 2.636%, 5/21/04                                                                          20,675,000           18,969,313
---------------------------------------------------------------------------------------------------------------------------
 Telergy, Inc., Sr. Sec. Credit Facilities Term Loan Participation Nts., Tranche A,
 11.111%, 1/1/02 1,3,4                                                                     8,877,258                   --
                                                                                                          -----------------
 Total Loan Participations (Cost $76,504,437)                                                                  72,892,318

---------------------------------------------------------------------------------------------------------------------------
 Corporate Bonds and Notes--35.4%
---------------------------------------------------------------------------------------------------------------------------
 Consumer Discretionary--10.2%
---------------------------------------------------------------------------------------------------------------------------
 Auto Components--0.7%
 Cambridge Industries, Inc., Liquidating Trust Interests, 7/15/07 1                        5,189,534                   --
---------------------------------------------------------------------------------------------------------------------------
 Collins & Aikman Floorcoverings, Inc., 9.75% Sr. Sub. Nts., Series B, 2/15/10 1           1,900,000            2,014,000
---------------------------------------------------------------------------------------------------------------------------
 Collins & Aikman Products Co., 10.75% Sr. Nts., 12/31/11 8                                2,700,000            2,349,000
---------------------------------------------------------------------------------------------------------------------------
 Dana Corp.:
 9% Unsec. Nts., 8/15/11 8                                                                 8,920,000            9,812,000
 10.125% Nts., 3/15/10 8                                                                   3,500,000            3,928,750
---------------------------------------------------------------------------------------------------------------------------
 Dura Operating Corp.:
 8.625% Sr. Nts., Series B, 4/15/12 8                                                      2,500,000            2,606,250
 9% Sr. Sub. Nts., Series B, 5/1/09 [EUR]                                                  3,000,000            3,231,625
 9% Sr. Unsec. Sub. Nts., Series D, 5/1/09 8                                               1,550,000            1,449,250
---------------------------------------------------------------------------------------------------------------------------
 Eagle-Picher, Inc., 9.75% Sr. Nts., 9/1/13 5                                              2,500,000            2,637,500
---------------------------------------------------------------------------------------------------------------------------
 Lear Corp., 8.11% Sr. Unsec. Nts., Series B, 5/15/09                                      1,300,000            1,501,500
---------------------------------------------------------------------------------------------------------------------------
 Metaldyne Corp., 11% Sr. Sub. Nts., 6/15/12 8                                             4,900,000            4,410,000
---------------------------------------------------------------------------------------------------------------------------
 Stoneridge, Inc., 11.50% Sr. Nts., 5/1/12 8                                               7,750,000            8,893,125
---------------------------------------------------------------------------------------------------------------------------
 Tenneco Automotive, Inc., 10.25% Sr. Sec. Nts., 7/15/13 5                                 3,100,000            3,379,000
---------------------------------------------------------------------------------------------------------------------------
 United Components, Inc., 9.375% Sr. Sub. Nts., 6/15/13 5                                  1,600,000            1,672,000
                                                                                                          -----------------
                                                                                                               47,884,000

---------------------------------------------------------------------------------------------------------------------------
 Automobiles--0.3%
 DirecTV Holdings LLC, 8.375% Sr. Nts., 3/15/13 5                                         11,450,000           12,967,125
---------------------------------------------------------------------------------------------------------------------------
 Ford Motor Credit Co., 7.375% Nts., 10/28/09                                              2,896,000            3,090,634
                                                                                                          -----------------
                                                                                                               16,057,759

---------------------------------------------------------------------------------------------------------------------------
 Hotels, Restaurants & Leisure--2.8%
 Apcoa, Inc., 9.25% Sr. Unsec. Sub. Nts., 3/15/08 1                                        4,875,000            1,730,625
---------------------------------------------------------------------------------------------------------------------------
 Aztar Corp., 9% Sr. Unsec. Sub. Nts., 8/15/11                                             4,000,000            4,345,000
---------------------------------------------------------------------------------------------------------------------------
 Boca Resorts, Inc., 9.875% Sr. Sub. Nts., 4/15/09                                         6,800,000            7,284,500
---------------------------------------------------------------------------------------------------------------------------
 Boyd Gaming Corp., 8.75% Sr. Sub. Nts., 4/15/12 8                                         3,600,000            3,919,500
---------------------------------------------------------------------------------------------------------------------------
 Capital Gaming International, Inc., 11.50% Promissory Nts., 8/1/1995 1,3,4                   33,500                   --
---------------------------------------------------------------------------------------------------------------------------
 Choctaw Resort Development Enterprise, 9.25% Sr. Unsec. Nts., 4/1/09                      3,000,000            3,232,500
---------------------------------------------------------------------------------------------------------------------------
 Coast Hotels & Casinos, Inc., 9.50% Sr. Unsec. Sub. Nts., 4/1/09                          4,000,000            4,290,000
---------------------------------------------------------------------------------------------------------------------------
 Dominos, Inc., 8.25% Sr. Sub. Nts., 7/1/11 5,8                                            3,200,000            3,396,000



21  |  OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                           Principal         Market Value
                                                                                              Amount           See Note 1
---------------------------------------------------------------------------------------------------------------------------
 Hotels, Restaurants & Leisure Continued
 Family Restaurants, Inc., 10.875% Sr. Sub. Disc. Nts., 2/1/04 1,3,4                   $   4,800,000      $        48,000
---------------------------------------------------------------------------------------------------------------------------
 Hilton Hotels Corp., 7.625% Nts., 12/1/12 8                                               6,800,000            7,463,000
---------------------------------------------------------------------------------------------------------------------------
 Hollywood Park, Inc., 9.25% Sr. Unsec. Sub. Nts., Series B, 2/15/07 8                     5,250,000            5,387,812
---------------------------------------------------------------------------------------------------------------------------
 Intrawest Corp., 9.75% Sr. Nts., 8/15/08 8                                                8,050,000            8,502,813
---------------------------------------------------------------------------------------------------------------------------
 Isle of Capri Casinos, Inc.:
 8.75% Sr. Unsec. Nts., 4/15/09                                                            2,900,000            3,088,500
 9% Sr. Sub. Nts., 3/15/12 8                                                               7,200,000            7,866,000
---------------------------------------------------------------------------------------------------------------------------
 John Q. Hammons Hotels, Inc., 8.875% Sr. Nts., Series B, 5/15/12                          3,100,000            3,371,250
---------------------------------------------------------------------------------------------------------------------------
 Jupiters Ltd., 8.50% Sr. Unsec. Nts., 3/1/06 1                                            7,100,000            7,783,375
---------------------------------------------------------------------------------------------------------------------------
 Mandalay Resort Group:
 9.375% Sr. Sub. Nts., 2/15/10 8                                                           3,500,000            4,033,750
 10.25% Sr. Unsec. Sub. Nts., Series B, 8/1/07 8                                           4,800,000            5,544,000
---------------------------------------------------------------------------------------------------------------------------
 MGM Mirage, Inc., 8.375% Sr. Unsec. Sub. Nts., 2/1/11 8                                   5,100,000            5,635,500
---------------------------------------------------------------------------------------------------------------------------
 Mohegan Tribal Gaming Authority:
 6.375% Sr. Sub. Nts., 7/15/09 5                                                           3,300,000            3,345,375
 8% Sr. Sub. Nts., 4/1/12 8                                                                1,900,000            2,061,500
 8.125% Sr. Nts., 1/1/06                                                                   3,750,000            4,064,063
 8.375% Sr. Sub. Nts., 7/1/11                                                              1,600,000            1,752,000
---------------------------------------------------------------------------------------------------------------------------
 Park Place Entertainment Corp., 7.875% Sr. Sub. Nts., 3/15/10 8                           7,000,000            7,525,000
---------------------------------------------------------------------------------------------------------------------------
 Penn National Gaming, Inc.:
 8.875% Sr. Sub. Nts., 3/15/10                                                             3,700,000            4,000,625
 11.125% Sr. Unsec. Sub. Nts., 3/1/08 8                                                    8,000,000            9,010,000
---------------------------------------------------------------------------------------------------------------------------
 Premier Cruise Ltd., 11% Sr. Nts., 3/15/08 1,3,4                                         10,800,000                   --
---------------------------------------------------------------------------------------------------------------------------
 Premier Parks, Inc., 9.75% Sr. Nts., 6/15/07 8                                            4,950,000            4,888,125
---------------------------------------------------------------------------------------------------------------------------
 Prime Hospitality Corp., 8.375% Sr. Sub. Nts., 5/1/12 1                                   3,900,000            3,861,000
---------------------------------------------------------------------------------------------------------------------------
 Royal Caribbean Cruises Ltd.:
 8% Sr. Unsec. Nts., 5/15/10 8                                                             1,000,000            1,060,000
 8.75% Sr. Unsub. Nts., 2/2/11 1,8                                                         3,100,000            3,394,500
---------------------------------------------------------------------------------------------------------------------------
 Six Flags, Inc.:
 8.875% Sr. Nts., 2/1/10 8                                                                 6,000,000            5,535,000
 9.75% Sr. Nts., 4/15/13 5,8                                                               7,500,000            7,087,500
---------------------------------------------------------------------------------------------------------------------------
 Starwood Hotels & Resorts Worldwide, Inc., 7.875% Sr. Nts., 5/1/12                        8,000,000            8,800,000
---------------------------------------------------------------------------------------------------------------------------
 Station Casinos, Inc.:
 8.875% Sr. Unsec. Sub. Nts., 12/1/08 1                                                    4,500,000            4,725,000
 9.875% Sr. Unsec. Sub. Nts., 7/1/10                                                       3,500,000            3,889,375
---------------------------------------------------------------------------------------------------------------------------
 Sun International Hotels Ltd., 8.875% Sr. Unsec. Sub. Nts., 8/15/11                       5,000,000            5,443,750
---------------------------------------------------------------------------------------------------------------------------
 Trump Casino Holdings LLC/Trump Casino Funding, Inc.,
 11.625% Sr. Sec. Nts., 3/15/10                                                            4,300,000            3,864,625
---------------------------------------------------------------------------------------------------------------------------
 Universal City Development Partners, 11.75% Sr. Nts., 4/1/10 1                            3,800,000            4,294,000
---------------------------------------------------------------------------------------------------------------------------
 Vail Resorts, Inc., 8.75% Sr. Unsec. Sub. Nts., 5/15/09 1                                 2,000,000            2,112,500
---------------------------------------------------------------------------------------------------------------------------
 Venetian Casino Resort LLC/Las Vegas Sands, Inc., 11% Sec. Nts., 6/15/10 8                3,800,000            4,351,000
                                                                                                          -----------------
                                                                                                              181,987,063





22  |  OPPENHEIMER STRATEGIC INCOME FUND

                                                                                           Principal         Market Value
                                                                                              Amount           See Note 1
---------------------------------------------------------------------------------------------------------------------------
 Household Durables--1.0%
 Beazer Homes USA, Inc., 8.375% Sr. Nts., 4/15/12                                      $   6,600,000      $     7,161,000
---------------------------------------------------------------------------------------------------------------------------
 D.R. Horton, Inc.:
 9.375% Sr. Unsec. Sub. Nts., 3/15/11 1                                                    2,100,000            2,299,500
 9.75% Sr. Sub. Nts., 9/15/10 10                                                           2,325,000            2,627,250
---------------------------------------------------------------------------------------------------------------------------
 Del Webb Corp., 10.25% Sr. Unsec. Sub. Debs., 2/15/10                                     8,000,000            8,640,000
---------------------------------------------------------------------------------------------------------------------------
 Interface, Inc., 10.375% Sr. Nts., 2/1/10 8                                               1,500,000            1,511,250
---------------------------------------------------------------------------------------------------------------------------
 K. Hovnanian Enterprises, Inc., 8.875% Sr. Sub. Nts., 4/1/12                              2,600,000            2,795,000
---------------------------------------------------------------------------------------------------------------------------
 KB Home:
 7.75% Sr. Nts., 10/15/04                                                                 10,350,000           10,815,750
 8.625% Sr. Sub. Nts., 12/15/08                                                            2,050,000            2,229,375
 9.50% Sr. Unsec. Sub. Nts., 2/15/11                                                         700,000              770,875
---------------------------------------------------------------------------------------------------------------------------
 Meritage Corp., 9.75% Sr. Nts., 6/1/11 5                                                  2,500,000            2,750,000
---------------------------------------------------------------------------------------------------------------------------
 Salton, Inc.:
 10.75% Sr. Unsec. Sub. Nts., 12/15/05                                                     3,200,000            3,160,000
 12.25% Sr. Sub. Nts., 4/15/08 8                                                           2,000,000            1,965,000
---------------------------------------------------------------------------------------------------------------------------
 Standard Pacific Corp., 9.25% Sr. Sub. Nts., 4/15/12 1                                    2,000,000            2,195,000
---------------------------------------------------------------------------------------------------------------------------
 Toll Corp., 8.25% Sr. Sub. Nts., 12/1/11 1                                                2,000,000            2,190,000
---------------------------------------------------------------------------------------------------------------------------
 WCI Communities, Inc., 9.125% Sr. Sub. Nts., 5/1/12                                       3,500,000            3,762,500
---------------------------------------------------------------------------------------------------------------------------
 William Lyon Homes, Inc., 10.75% Sr. Nts., 4/1/13                                         3,450,000            3,760,500
---------------------------------------------------------------------------------------------------------------------------
 Williams Scotsman, Inc., 9.875% Sr. Unsec. Nts., 6/1/07                                   4,800,000            4,752,000
                                                                                                          -----------------
                                                                                                               63,385,000

---------------------------------------------------------------------------------------------------------------------------
 Internet & Catalog Retail--0.1%
 InterActiveCorp, 7% Nts., 1/15/13                                                         6,842,000            7,730,995
---------------------------------------------------------------------------------------------------------------------------
 Leisure Equipment & Products--0.0%
 Remington Arms Co., Inc., 10.50% Sr. Unsec. Nts., 2/1/11 8                                2,200,000            2,266,000
---------------------------------------------------------------------------------------------------------------------------
 Media--4.2%
 Adelphia Communications Corp.:
 7.875% Sr. Unsec. Nts., 5/1/09 3,4                                                        1,400,000              962,500
 8.125% Sr. Nts., Series B, 7/15/03 3,4                                                    3,750,000            2,587,500
 8.375% Sr. Nts., Series B, 2/1/08 3,4                                                    10,700,000            7,449,000
 9.875% Sr. Nts., Series B, 3/1/07 3,4                                                     1,500,000            1,053,750
 10.25% Sr. Unsec. Nts., 11/1/06 3,4                                                       6,300,000            4,378,500
 10.25% Sr. Unsec. Sub. Nts., 6/15/11 3,4                                                  2,600,000            1,872,000
 10.50% Sr. Unsec. Nts., Series B, 7/15/04 3,4                                             4,000,000            2,800,000
 10.875% Sr. Unsec. Nts., 10/1/10 3,4                                                        100,000               70,500
---------------------------------------------------------------------------------------------------------------------------
 Allbritton Communications Co., 7.75% Sr. Unsec. Sub. Nts., 12/15/12                       5,000,000            5,125,000
---------------------------------------------------------------------------------------------------------------------------
 AMC Entertainment, Inc., 9.50% Sr. Unsec. Sub. Nts., 2/1/11                              12,200,000           12,871,000
---------------------------------------------------------------------------------------------------------------------------
 Block Communications, Inc., 9.25% Sr. Sub. Nts., 4/15/09                                  3,000,000            3,225,000
---------------------------------------------------------------------------------------------------------------------------
 British Sky Broadcasting Group plc, 8.20% Sr. Unsec. Nts., 7/15/09                        5,537,000            6,578,742
---------------------------------------------------------------------------------------------------------------------------
 Callahan Nordrhein-Westfalen GmbH, 14.125% Sr. Nts., 7/15/11 1,3,4 [EUR]                  3,000,000              157,214
---------------------------------------------------------------------------------------------------------------------------
 CanWest Media, Inc., 7.625% Sr. Unsec. Sub. Nts., Cl. B, 4/15/13 8                          900,000              967,500
---------------------------------------------------------------------------------------------------------------------------
 Carmike Cinemas, Inc., 10.375% Gtd. Sr. Sub. Nts., Series B, 2/1/09                       1,000,000            1,055,000
---------------------------------------------------------------------------------------------------------------------------
 CBD Media LLC/CBD Finance, Inc., 8.625% Sr. Sub. Nts., 6/1/11 5                             900,000              960,750



23  |  OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                           Principal         Market Value
                                                                                              Amount           See Note 1
---------------------------------------------------------------------------------------------------------------------------
 Media Continued
 Charter Communications Holdings LLC/
 Charter Communications Holdings Capital Corp.:
 0%/9.92% Sr. Unsec. Disc. Nts., 4/1/11 13                                             $  21,600,000      $    15,390,000
 8.625% Sr. Unsec. Nts., 4/1/09 8                                                         16,600,000           12,782,000
 10% Sr. Nts., 4/1/09                                                                      1,000,000              795,000
 10% Sr. Unsec. Sub. Nts., 5/15/11 8                                                       2,000,000            1,535,000
 10.75% Sr. Unsec. Nts., 10/1/09                                                           1,300,000            1,069,250
 11.125% Sr. Unsec. Nts., 1/15/11 8                                                        3,200,000            2,632,000
---------------------------------------------------------------------------------------------------------------------------
 Cinemark USA, Inc., 9% Sr. Unsec. Sub. Nts., 2/1/13                                       3,200,000            3,432,000
---------------------------------------------------------------------------------------------------------------------------
 Classic Cable, Inc., 10.50% Sr. Sub. Nts., 3/1/10 1,3,4                                   2,725,000                   --
---------------------------------------------------------------------------------------------------------------------------
 Clear Channel Communications, Inc.:
 7.65% Sr. Nts., 9/15/10                                                                   4,690,000            5,569,347
 7.875% Sr. Nts., 6/15/05                                                                  1,000,000            1,098,662
---------------------------------------------------------------------------------------------------------------------------
 Comcast Cable Communications, Inc.:
 6.75% Sr. Unsub. Nts., 1/30/11 8                                                            374,000              422,502
 8.875% Unsub. Nts., 5/1/17                                                                1,845,000            2,409,957
---------------------------------------------------------------------------------------------------------------------------
 Comcast UK Cable Partner Ltd., 11.20% Sr. Unsec. Disc. Debs., 11/15/07                    6,260,000            6,299,125
---------------------------------------------------------------------------------------------------------------------------
 Corus Entertainment, Inc., 8.75% Sr. Sub. Nts., 3/1/12                                    2,200,000            2,409,000
---------------------------------------------------------------------------------------------------------------------------
 CSC Holdings, Inc., 7.625% Sr. Unsec. Unsub. Nts., Series B, 4/1/11 8                    19,000,000           19,047,500
---------------------------------------------------------------------------------------------------------------------------
 Diamond Holdings plc, 9.125% Sr. Nts., 2/1/08 8                                           1,600,000            1,602,000
---------------------------------------------------------------------------------------------------------------------------
 EchoStar DBS Corp.:
 9.125% Sr. Nts., 1/15/09                                                                  2,206,000            2,509,325
 9.375% Sr. Unsec. Nts., 2/1/09                                                            8,000,000            8,570,000
 10.375% Sr. Unsec. Nts., 10/1/07                                                         11,850,000           13,242,375
---------------------------------------------------------------------------------------------------------------------------
 Emmis Communications Corp.:
 0%/12.50% Sr. Unsec. Disc. Nts., 3/15/11 8,13                                             8,128,000            7,274,560
 8.125% Sr. Unsec. Sub. Nts., Series B, 3/15/09 8                                          5,925,000            6,206,438
---------------------------------------------------------------------------------------------------------------------------
 Entercom Radio LLC/Entercom Capital, Inc., 7.625% Sr. Unsec.
 Sub. Nts., 3/1/14                                                                         2,000,000            2,115,000
---------------------------------------------------------------------------------------------------------------------------
 Entravision Communications Corp., 8.125% Sr. Sub. Nts., 3/15/09 8                         1,400,000            1,473,500
---------------------------------------------------------------------------------------------------------------------------
 Hollinger International Publishing, Inc., 9% Sr. Unsec. Nts., 12/15/10                    3,175,000            3,361,531
---------------------------------------------------------------------------------------------------------------------------
 Houghton Mifflin Co., 8.25% Sr. Unsec. Nts., 2/1/11 8                                     1,700,000            1,789,250
---------------------------------------------------------------------------------------------------------------------------
 Insight Midwest LP/Insight Capital, Inc., 9.75% Sr. Nts., 10/1/09 8                       1,500,000            1,518,750
---------------------------------------------------------------------------------------------------------------------------
 Lamar Media Corp., 7.25% Sr. Unsec. Sub. Nts., 1/1/13 8                                   1,800,000            1,890,000
---------------------------------------------------------------------------------------------------------------------------
 Lin Television Corp., 6.50% Sr. Sub. Nts., 5/15/13 5                                      2,200,000            2,150,500
---------------------------------------------------------------------------------------------------------------------------
 LodgeNet Entertainment Corp., 9.50% Sr. Sub. Debs., 6/15/13                               1,550,000            1,650,750
---------------------------------------------------------------------------------------------------------------------------
 Mediacom LLC/Mediacom Capital Corp., 9.50% Sr. Unsec. Nts., 1/15/13 8                     2,700,000            2,571,750
---------------------------------------------------------------------------------------------------------------------------
 PanAmSat Corp., 8.50% Sr. Unsec. Nts., 2/1/12 8                                           9,200,000            9,683,000
---------------------------------------------------------------------------------------------------------------------------
 PRIMEDIA, Inc., 8% Sr. Nts., 5/15/13 5                                                    7,600,000            7,714,000
---------------------------------------------------------------------------------------------------------------------------
 R.H. Donnelley Financial Corp. I:
 8.875% Sr. Nts., 12/15/10 5,8                                                             2,800,000            3,150,000
 10.875% Sr. Sub. Nts., 12/15/12 5                                                         4,300,000            5,095,500
---------------------------------------------------------------------------------------------------------------------------
 Radio One, Inc., 8.875% Sr. Unsec. Sub. Nts., Series B, 7/1/11 8                          2,900,000            3,168,250
---------------------------------------------------------------------------------------------------------------------------
 Regal Cinemas, Inc., 9.375% Sr. Sub. Nts., Series B, 2/1/12                               5,400,000            6,102,000
---------------------------------------------------------------------------------------------------------------------------
 Shaw Communications, Inc., 8.54% Debs., 9/30/27 [CAD]                                    14,580,000            9,419,277



24  |  OPPENHEIMER STRATEGIC INCOME FUND

                                                                                           Principal         Market Value
                                                                                              Amount           See Note 1
---------------------------------------------------------------------------------------------------------------------------
 Media Continued
 Sinclair Broadcast Group, Inc.:
 8% Sr. Unsec. Sub. Nts., 3/15/12 8                                                    $  11,400,000      $    12,084,000
 8.75% Sr. Sub. Nts., 12/15/11                                                               800,000              874,000
---------------------------------------------------------------------------------------------------------------------------
 Spanish Broadcasting System, Inc., 9.625% Sr. Unsec. Sub. Nts., 11/1/09                  10,850,000           11,528,125
---------------------------------------------------------------------------------------------------------------------------
 Vertis, Inc., 9.75% Sr. Sec. Nts., 4/1/09 5                                               2,250,000            2,379,375
---------------------------------------------------------------------------------------------------------------------------
 Vivendi Universal SA, 9.25% Sr. Nts., 4/15/10 5                                           3,100,000            3,576,625
---------------------------------------------------------------------------------------------------------------------------
 World Color Press, Inc., 7.75% Sr. Unsec. Sub. Nts., 2/15/09                              2,500,000            2,642,863
---------------------------------------------------------------------------------------------------------------------------
 WRC Media, Inc./Weekly Reader Corp./Compass Learning Corp.,
 12.75% Sr. Sub. Nts., 11/15/09                                                            7,900,000            7,949,375
                                                                                                          -----------------
                                                                                                              270,297,418

---------------------------------------------------------------------------------------------------------------------------
 Multiline Retail--0.3%
 J. C. Penney Co., Inc., 8% Nts., 3/1/10 8                                                 7,050,000            7,772,625
---------------------------------------------------------------------------------------------------------------------------
 Saks, Inc.:
 8.25% Sr. Unsec. Nts., 11/15/08                                                           5,420,000            5,962,000
 9.875% Nts., 10/1/11 1                                                                    2,700,000            3,199,500
                                                                                                          -----------------
                                                                                                               16,934,125

---------------------------------------------------------------------------------------------------------------------------
 Specialty Retail--0.6%
 Asbury Automotive Group, Inc., 9% Sr. Sub. Nts., 6/15/12 8                                5,900,000            5,929,500
---------------------------------------------------------------------------------------------------------------------------
 AutoNation, Inc., 9% Sr. Unsec. Nts., 8/1/08                                              5,500,000            6,187,500
---------------------------------------------------------------------------------------------------------------------------
 CSK Auto, Inc., 12% Sr. Unsec. Nts., 6/15/06 8                                            6,700,000            7,520,750
---------------------------------------------------------------------------------------------------------------------------
 Eye Care Centers of America, Inc., 9.125% Sr. Unsec. Sub. Nts., 5/1/08                    3,775,000            3,737,250
---------------------------------------------------------------------------------------------------------------------------
 Finlay Enterprises, Inc., 9% Debs., 5/1/08                                                3,200,000            3,196,000
---------------------------------------------------------------------------------------------------------------------------
 Finlay Fine Jewelry Corp., 8.375% Sr. Nts., 5/1/08 1,8                                    3,125,000            3,234,375
---------------------------------------------------------------------------------------------------------------------------
 Gap, Inc. (The):
 6.90% Nts., 9/15/07                                                                         500,000              540,000
 10.55% Unsub. Nts., 12/15/08                                                              1,200,000            1,449,000
---------------------------------------------------------------------------------------------------------------------------
 Hollywood Entertainment Corp., 9.625% Sr. Sub. Nts., 3/15/11                              3,200,000            3,496,000
---------------------------------------------------------------------------------------------------------------------------
 Just For Feet, Inc., 11% Sr. Sub. Nts., 5/1/09 1,3,4                                      4,300,000                   --
---------------------------------------------------------------------------------------------------------------------------
 Petco Animal Supplies, Inc., 10.75% Sr. Sub. Nts., 11/1/11 1                              4,000,000            4,620,000
---------------------------------------------------------------------------------------------------------------------------
 Rent-A-Center, Inc., 7.50% Sr. Sub. Nts., Cl. B, 5/1/10                                   1,250,000            1,320,313
---------------------------------------------------------------------------------------------------------------------------
 United Auto Group, Inc., 9.625% Sr. Unsec. Sub. Nts., 3/15/12 8                             400,000              439,000
                                                                                                          -----------------
                                                                                                               41,669,688

---------------------------------------------------------------------------------------------------------------------------
 Textiles, Apparel & Luxury Goods--0.2%
 Broder Brothers Co., 11.25% Sr. Nts., 10/15/10 5                                          2,800,000            2,849,000
---------------------------------------------------------------------------------------------------------------------------
 Galey & Lord, Inc., 9.125% Sr. Unsec. Sub. Nts., 3/1/08 1,3,4                             5,050,000               63,125
---------------------------------------------------------------------------------------------------------------------------
 Levi Strauss & Co.:
 11.625% Sr. Unsec. Nts., 1/15/08                                                          1,950,000            1,608,750
 12.25% Sr. Nts., 12/15/12 8                                                               2,200,000            1,771,000
---------------------------------------------------------------------------------------------------------------------------
 Oxford Industries, Inc., 8.875% Sr. Nts., 6/1/11 5                                        1,500,000            1,605,000
---------------------------------------------------------------------------------------------------------------------------
 Phillips/Van Heusen Corp.:
 8.125% Sr. Nts., 5/1/13 1                                                                   600,000              631,500
 9.50% Sr. Unsec. Sub. Nts., 5/1/08 1                                                      3,750,000            3,881,250



25  |  OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                           Principal         Market Value
                                                                                              Amount           See Note 1
---------------------------------------------------------------------------------------------------------------------------
 Textiles, Apparel & Luxury Goods Continued
 Russell Corp., 9.25% Sr. Nts., 5/1/10 1                                               $   2,500,000      $     2,662,500
                                                                                                          -----------------
                                                                                                               15,072,125

---------------------------------------------------------------------------------------------------------------------------
 Consumer Staples--1.5%
---------------------------------------------------------------------------------------------------------------------------
 Beverages--0.1%
 Canandaigua Brands, Inc.:
 8.50% Sr. Unsec. Sub. Nts., 3/1/09                                                        1,500,000            1,590,000
 8.625% Sr. Unsec. Nts., 8/1/06 8                                                          1,300,000            1,425,125
---------------------------------------------------------------------------------------------------------------------------
 Constellation Brands, Inc., 8.125% Sr. Sub. Nts., 1/15/12                                 2,000,000            2,170,000
                                                                                                          -----------------
                                                                                                                5,185,125

---------------------------------------------------------------------------------------------------------------------------
 Food & Staples Retailing--0.3%
 Delhaize America, Inc., 8.125% Unsub. Debs., 4/15/11                                      9,605,000           10,613,525
---------------------------------------------------------------------------------------------------------------------------
 Fleming Cos., Inc.:
 10.125% Sr. Unsec. Nts., 4/1/08 3                                                         6,000,000            1,020,000
 10.625% Sr. Unsec. Sub. Nts., Series D, 7/31/07 1,3,8                                     1,000,000                5,100
---------------------------------------------------------------------------------------------------------------------------
 Great Atlantic & Pacific Tea Co., Inc. (The), 9.125% Sr. Nts., 12/15/11 8                 1,400,000            1,323,000
---------------------------------------------------------------------------------------------------------------------------
 Pantry, Inc. (The), 10.25% Sr. Sub. Nts., 10/15/07                                        3,450,000            3,588,000
---------------------------------------------------------------------------------------------------------------------------
 Real Time Data Co., 13% Disc. Nts., 5/31/09 1,3,4,14                                      8,836,185              176,724
---------------------------------------------------------------------------------------------------------------------------
 Rite Aid Corp.:
 8.125% Sr. Sec. Nts., 5/1/10 5                                                            4,000,000            4,280,000
 9.50% Sr. Sec. Nts., 2/15/11 8                                                            2,000,000            2,270,000
                                                                                                          -----------------
                                                                                                               23,276,349

---------------------------------------------------------------------------------------------------------------------------
 Food Products--0.8%
 American Seafoods Group LLC, 10.125% Sr. Sub. Nts., 4/15/10 1                             4,700,000            5,522,500
---------------------------------------------------------------------------------------------------------------------------
 Aurora Foods, Inc., 8.75% Sr. Sub. Nts., Series B, 7/1/08 3                               2,400,000            1,368,000
---------------------------------------------------------------------------------------------------------------------------
 Burns Philp Capital Pty Ltd., 9.75% Sr. Sub. Nts., 7/15/12 5                              4,350,000            4,371,750
---------------------------------------------------------------------------------------------------------------------------
 Chiquita Brands International, Inc., 10.56% Sr. Unsec. Nts., 3/15/09 8                      622,000              688,865
---------------------------------------------------------------------------------------------------------------------------
 Del Monte Corp., 8.625% Sr. Sub. Nts., 12/15/12 5                                         3,900,000            4,280,250
---------------------------------------------------------------------------------------------------------------------------
 Doane Pet Care Co., 10.75% Sr. Nts., 3/1/10 1                                             3,200,000            3,536,000
---------------------------------------------------------------------------------------------------------------------------
 Dole Food Co., Inc.:
 8.625% Sr. Nts., 5/1/09                                                                   7,500,000            8,025,000
 8.875% Sr. Unsec. Nts., 3/15/11                                                           1,700,000            1,819,000
---------------------------------------------------------------------------------------------------------------------------
 Hines Nurseries, Inc., 10.25% Sr. Nts., 10/1/11 5                                         1,800,000            1,890,000
---------------------------------------------------------------------------------------------------------------------------
 New World Pasta Co., 9.25% Sr. Nts., 2/15/09                                              1,000,000              270,000
---------------------------------------------------------------------------------------------------------------------------
 Smithfield Foods, Inc.:
 7.625% Sr. Unsec. Sub. Nts., 2/15/08 8                                                    3,050,000            3,187,250
 8% Sr. Nts., Series B, 10/15/09 8                                                         1,000,000            1,095,000
---------------------------------------------------------------------------------------------------------------------------
 Swift & Co., 10.125% Sr. Nts., 10/1/09 8                                                  2,000,000            2,220,000
---------------------------------------------------------------------------------------------------------------------------
 Tembec Industries, Inc., 7.75% Sr. Nts., 3/15/12                                          5,500,000            5,197,500
---------------------------------------------------------------------------------------------------------------------------
 United Biscuits Finance plc, 10.75% Sr. Sub. Nts., 4/15/11 1 [GBP]                        4,000,000            7,310,160
                                                                                                          -----------------
                                                                                                               50,781,275





26  |  OPPENHEIMER STRATEGIC INCOME FUND

                                                                                           Principal         Market Value
                                                                                              Amount           See Note 1
---------------------------------------------------------------------------------------------------------------------------
 Household Products--0.3%
 AKI, Inc., 10.50% Sr. Unsec. Nts., 7/1/08 1                                           $   3,700,000      $     3,903,500
---------------------------------------------------------------------------------------------------------------------------
 Holmes Products Corp.:
 9.875% Sr. Sub. Nts., Series C, 11/15/07 1                                                1,000,000              960,000
 9.875% Sr. Unsec. Sub. Nts., Series B, 11/15/07 1                                         4,610,000            4,425,600
---------------------------------------------------------------------------------------------------------------------------
 Playtex Products, Inc., 9.375% Sr. Unsec. Sub. Nts., 6/1/11                               4,500,000            4,342,500
---------------------------------------------------------------------------------------------------------------------------
 Rayovac Corp., 8.50% Sr. Sub. Nts., 10/1/13 5                                             1,600,000            1,644,000
---------------------------------------------------------------------------------------------------------------------------
 Revlon Consumer Products Corp., 12% Sr. Sec. Nts., 12/1/05 8                              3,450,000            3,467,250
---------------------------------------------------------------------------------------------------------------------------
 Styling Technology Corp., 10.875% Sr. Unsec. Sub. Nts., 7/1/08 1,3,4                      6,340,000                   --
                                                                                                          -----------------
                                                                                                               18,742,850

---------------------------------------------------------------------------------------------------------------------------
 Energy--2.6%
---------------------------------------------------------------------------------------------------------------------------
 Energy Equipment & Services--0.6%
 Dresser, Inc., 9.375% Sr. Sub. Nts., 4/15/11 8                                            1,900,000            2,004,500
---------------------------------------------------------------------------------------------------------------------------
 Grant Geophysical, Inc., 9.75% Sr. Unsec. Nts., Series B, 2/15/08 1,3,4                   5,925,000            1,481,250
---------------------------------------------------------------------------------------------------------------------------
 Hanover Equipment Trust 2001A, 8.50% Sr. Sec. Nts., Series A, 9/1/08 8                    1,900,000            1,966,500
---------------------------------------------------------------------------------------------------------------------------
 Hornbeck-Leevac Marine Services, Inc., 10.625% Sr. Nts., 8/1/08                          12,750,000           14,056,875
---------------------------------------------------------------------------------------------------------------------------
 Ocean Rig Norway AS, 10.25% Sr. Sec. Nts., 6/1/08                                        14,250,000           12,753,750
---------------------------------------------------------------------------------------------------------------------------
 Petroleum Helicopters, Inc., 9.375% Sr. Nts., 5/1/09                                      2,000,000            2,190,000
---------------------------------------------------------------------------------------------------------------------------
 Universal Compression, Inc., 7.25% Sr. Unsec. Sub. Nts., 5/15/10                          3,200,000            3,312,000
                                                                                                          -----------------
                                                                                                               37,764,875

---------------------------------------------------------------------------------------------------------------------------
 Oil & Gas--2.0%
 Chesapeake Energy Corp.:
 7.75% Sr. Unsec. Nts., 1/15/15 8                                                          9,300,000            9,858,000
 8.125% Sr. Unsec. Nts., 4/1/11 8                                                          3,650,000            3,978,500
 9% Sr. Nts., 8/15/12                                                                      1,000,000            1,130,000
---------------------------------------------------------------------------------------------------------------------------
 El Paso Energy Partners LP:
 8.50% Sr. Unsec. Sub. Nts., Series B, 6/1/11                                              2,300,000            2,489,750
 10.625% Sr. Sub. Nts., 12/1/12                                                            3,900,000            4,592,250
---------------------------------------------------------------------------------------------------------------------------
 Forest Oil Corp., 7.75% Sr. Nts., 5/1/14                                                  3,500,000            3,657,500
---------------------------------------------------------------------------------------------------------------------------
 Frontier Escrow Corp., 8% Sr. Nts., 4/15/13 5                                             1,500,000            1,530,000
---------------------------------------------------------------------------------------------------------------------------
 Frontier Oil Corp., 11.75% Sr. Nts., 11/15/09                                             9,735,000           11,049,225
---------------------------------------------------------------------------------------------------------------------------
 GulfTerra Energy Partners LP, 8.50% Sr. Sub. Unsec. Nts., Series B, 6/1/10                2,700,000            2,922,750
---------------------------------------------------------------------------------------------------------------------------
 Leviathan Gas Pipeline Partners LP/Leviathan Finance Corp.,
 10.375% Sr. Unsec. Sub. Nts., Series B, 6/1/09 1                                          7,000,000            7,980,000
---------------------------------------------------------------------------------------------------------------------------
 Newfield Exploration Co., 8.375% Sr. Sub. Nts., 8/15/12                                   3,250,000            3,542,500
---------------------------------------------------------------------------------------------------------------------------
 Pemex Project Funding Master Trust:
 6.625% Nts., 4/4/10 [EUR]                                                                 8,610,000           10,670,993
 8.50% Unsub. Nts., 2/15/08 8                                                              3,450,000            4,019,250
---------------------------------------------------------------------------------------------------------------------------
 Petroleos Mexicanos:
 6.50% Unsub. Nts., 2/1/05                                                                11,855,000           12,536,663
 9.375% Sr. Unsec. Bonds, 12/2/08                                                          9,030,000           10,836,000
---------------------------------------------------------------------------------------------------------------------------
 Pioneer Natural Resources Co., 7.50% Sr. Nts., 4/15/12 8                                  3,000,000            3,420,000
---------------------------------------------------------------------------------------------------------------------------
 Premcor Refining Group, Inc., 9.50% Sr. Nts., 2/1/13                                      5,800,000            6,409,000



27  |  OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                           Principal         Market Value
                                                                                              Amount           See Note 1
---------------------------------------------------------------------------------------------------------------------------
 Oil & Gas Continued
 Stone Energy Corp., 8.25% Sr. Unsec. Sub. Nts., 12/15/11                              $   1,000,000      $     1,065,000
---------------------------------------------------------------------------------------------------------------------------
 Teekay Shipping Corp., 8.875% Sr. Nts., 7/15/11                                           2,000,000            2,220,000
---------------------------------------------------------------------------------------------------------------------------
 Tesoro Petroleum Corp.:
 8% Sr. Sec. Nts., 4/15/08                                                                 7,800,000            8,034,000
 9.625% Sr. Sub. Nts., 4/1/12 8                                                            2,250,000            2,250,000
---------------------------------------------------------------------------------------------------------------------------
 Tom Brown, Inc., Units (each unit consists of $512 principal amount of
 7.25% sr. sub. nts., due 2013 and $488 principal amount of Tom Brown
 Resources Funding Corp., 7.25% sr. sub. nts., due 2013) 15                                1,800,000            1,872,000
---------------------------------------------------------------------------------------------------------------------------
 Westport Resources Corp.:
 8.25% Sr. Sub. Nts., 11/1/11 5                                                            2,000,000            2,195,000
 8.25% Sr. Unsec. Sub. Nts., 11/1/11                                                       6,700,000            7,353,250
---------------------------------------------------------------------------------------------------------------------------
 XTO Energy, Inc., 7.50% Sr. Nts., 4/15/12                                                 5,200,000            5,811,000
                                                                                                          -----------------
                                                                                                              131,422,631

---------------------------------------------------------------------------------------------------------------------------
 Financials--2.1%
---------------------------------------------------------------------------------------------------------------------------
 Commercial Banks--0.5%
 Bank Plus Corp., 12% Sr. Nts., 7/18/07 1                                                  4,167,000            4,479,525
---------------------------------------------------------------------------------------------------------------------------
 BankUnited Capital Trust, 10.25% Capital Securities, 12/31/26 1                          10,050,000           10,979,625
---------------------------------------------------------------------------------------------------------------------------
 Local Financial Corp., 11% Sr. Nts., 9/8/04 1                                            10,000,000           10,200,000
---------------------------------------------------------------------------------------------------------------------------
 Ongko International Finance Co. BV, 10.50% Sec. Nts., 3/29/04 1,3,4                       4,970,000               31,062
---------------------------------------------------------------------------------------------------------------------------
 Sovereign Bancorp, Inc., 10.50% Sr. Unsec. Nts., 11/15/06                                 1,000,000            1,191,326
---------------------------------------------------------------------------------------------------------------------------
 Western Financial Bank, 9.625% Unsec. Sub. Debs., 5/15/12                                 3,800,000            4,132,500
                                                                                                          -----------------
                                                                                                               31,014,038

---------------------------------------------------------------------------------------------------------------------------
 Diversified Financial Services--0.4%
 Berry Plastics Corp., 10.75% Sr. Sub. Nts., 7/15/12                                       3,200,000            3,584,000
---------------------------------------------------------------------------------------------------------------------------
 Finova Group, Inc. (The), 7.50% Nts., 11/15/09                                            8,848,000            4,424,000
---------------------------------------------------------------------------------------------------------------------------
 LaBranche & Co., Inc., 12% Sr. Unsec. Sub. Nts., 3/2/07                                   5,900,000            6,696,500
---------------------------------------------------------------------------------------------------------------------------
 MBNA Corp., 6.125% Nts., 3/1/13 8                                                         3,740,000            4,005,428
---------------------------------------------------------------------------------------------------------------------------
 Pemex Project Funding Master Trust, 7.375% Bonds,12/15/14                                 8,570,000            9,255,600
---------------------------------------------------------------------------------------------------------------------------
 SBS Agro Finance BV, 10.25% Bonds, 7/21/00 1,3,4                                         14,961,000                   --
                                                                                                          -----------------
                                                                                                               27,965,528

---------------------------------------------------------------------------------------------------------------------------
 Insurance--0.1%
 Arbor I Ltd., 16.64% Nts., 6/15/06 1,2                                                    6,250,000            6,339,063
---------------------------------------------------------------------------------------------------------------------------
 Conseco, Inc., Escrow Shares, 6/15/09 3,4                                                 3,050,000                   --
                                                                                                          -----------------
                                                                                                                6,339,063

---------------------------------------------------------------------------------------------------------------------------
 Real Estate--0.9%
 Capstar Hotel Co., 8.75% Sr. Sub. Nts., 8/15/07 8                                         7,700,000            7,642,250
---------------------------------------------------------------------------------------------------------------------------
 CB Richard Ellis Services, Inc., 11.25% Sr. Unsec. Sub. Nts., 6/15/11                     1,450,000            1,576,875
---------------------------------------------------------------------------------------------------------------------------
 Corrections Corp. of America:
 7.50% Sr. Nts., 5/1/11 8                                                                  1,500,000            1,554,375
 9.875% Sr. Nts., 5/1/09                                                                   2,000,000            2,255,000



28  |  OPPENHEIMER STRATEGIC INCOME FUND

                                                                                           Principal         Market Value
                                                                                              Amount           See Note 1
---------------------------------------------------------------------------------------------------------------------------
 Real Estate Continued
 Felcor Lodging LP, 9% Sr. Nts., 6/1/11                                                $   2,609,000      $     2,791,630
---------------------------------------------------------------------------------------------------------------------------
 Felcor Suites LP, 7.375% Sr. Nts., 10/1/04                                                2,200,000            2,263,250
---------------------------------------------------------------------------------------------------------------------------
 HMH Properties, Inc.:
 7.875% Sr. Nts., Series B, 8/1/08                                                         6,300,000            6,504,750
 8.45% Sr. Nts., Series C, 12/1/08 8                                                       3,000,000            3,138,750
---------------------------------------------------------------------------------------------------------------------------
 Host Marriott LP, 9.50% Sr. Nts., 1/15/07                                                 5,000,000            5,500,000
---------------------------------------------------------------------------------------------------------------------------
 MeriStar Hospitality Corp.:
 8.75% Sr. Unsec. Sub. Nts., 8/15/07                                                       6,800,000            6,749,000
 9.125% Sr. Unsec. Nts., 1/15/11                                                           4,850,000            5,116,750
---------------------------------------------------------------------------------------------------------------------------
 Saul (B.F.) Real Estate Investment Trust, 9.75% Sr. Sec. Nts., Series B, 4/1/08          15,590,000           15,745,900
                                                                                                          -----------------
                                                                                                               60,838,530

---------------------------------------------------------------------------------------------------------------------------
 Thrifts & Mortgage Finance--0.2%
 Ocwen Capital Trust I, 10.875% Capital Nts., 8/1/27                                       5,250,000            4,856,250
---------------------------------------------------------------------------------------------------------------------------
 Ocwen Financial Corp., 11.875% Nts., 10/1/03 1                                            4,817,000            4,817,000
                                                                                                          -----------------
                                                                                                                9,673,250

---------------------------------------------------------------------------------------------------------------------------
 Health Care--1.2%
---------------------------------------------------------------------------------------------------------------------------
 Health Care Equipment & Supplies--0.2%
 Fisher Scientific International, Inc., 8.125% Sr. Sub. Nts., 5/1/12                       3,400,000            3,629,500
---------------------------------------------------------------------------------------------------------------------------
 HMP Equity Holdings Corp., Units (each unit consists of $1,000 principal amount of 15.43% Sr. Sec. Disc. Nts., 5/15/08 and one warrant to purchase
 2.8094 shares of Huntsman Corp. common stock) 9,15                                        3,500,000            1,715,000
---------------------------------------------------------------------------------------------------------------------------
 Sybron Dental Specialties, Inc., 8.125% Sr. Sub. Nts., 6/15/12                            4,150,000            4,440,500
---------------------------------------------------------------------------------------------------------------------------
 Vanguard Health Systems, Inc., 9.75% Sr. Unsec. Sub. Nts., 8/1/11                           550,000              588,500
                                                                                                          -----------------
                                                                                                               10,373,500

---------------------------------------------------------------------------------------------------------------------------
 Health Care Providers & Services--1.0%
 Alliance Imaging, Inc., 10.375% Sr. Unsec. Sub. Nts., 4/15/11                               800,000              836,000
---------------------------------------------------------------------------------------------------------------------------
 AmeriPath, Inc., 10.50% Sr. Unsec. Sub. Nts., 4/1/13                                      2,800,000            3,010,000
---------------------------------------------------------------------------------------------------------------------------
 AmerisourceBergen Corp., 7.25% Sr. Unsec. Nts., 11/15/12                                  2,200,000            2,249,500
---------------------------------------------------------------------------------------------------------------------------
 Extendicare Health Services, Inc., 9.50% Sr. Unsec. Sub. Nts., 7/1/10 8                   1,900,000            2,071,000
---------------------------------------------------------------------------------------------------------------------------
 Fresenius Medical Care Capital Trust II, 7.875% Nts., 2/1/08                              3,290,000            3,429,825
---------------------------------------------------------------------------------------------------------------------------
 Fresenius Medical Care Capital Trust III, 7.375% Nts., 2/1/08 [DEM]                       1,700,000            1,042,589
---------------------------------------------------------------------------------------------------------------------------
 Fresenius Medical Care Capital Trust IV, 7.875% Trust Preferred Nts., 6/15/11             3,000,000            3,150,000
---------------------------------------------------------------------------------------------------------------------------
 Hanger Orthopedic Group, Inc., 10.375% Sr. Nts., 2/15/09                                  2,850,000            3,195,562
---------------------------------------------------------------------------------------------------------------------------
 HCA, Inc., 6.30% Sr. Unsec. Nts., 10/1/12                                                 3,900,000            3,981,756
---------------------------------------------------------------------------------------------------------------------------
 Healthsouth Corp., 7.625% Nts., 6/1/12                                                   10,500,000            9,082,500
---------------------------------------------------------------------------------------------------------------------------
 Medquest, Inc., 11.875% Sr. Unsec. Sub. Nts., Series B, 8/15/12 8                         3,300,000            3,498,000
---------------------------------------------------------------------------------------------------------------------------
 NDCHealth Corp., 10.50% Sr. Unsec. Sub. Nts., 12/1/12                                     3,700,000            4,033,000
---------------------------------------------------------------------------------------------------------------------------
 PacifiCare Health Systems, Inc., 10.75% Sr. Unsec. Unsub. Nts., 6/1/09                    4,600,000            5,313,000
---------------------------------------------------------------------------------------------------------------------------
 Quintiles Transnational Corp., 10% Sr. Sub. Nts., 10/1/13 5                               2,450,000            2,541,875
---------------------------------------------------------------------------------------------------------------------------
 Rotech Healthcare, Inc., 9.50% Sr. Unsec. Sub. Nts., 4/1/12 8                             5,200,000            5,512,000
---------------------------------------------------------------------------------------------------------------------------
 Tenet Healthcare Corp., 6.375% Sr. Nts., 12/1/11                                          6,931,000            6,671,087



29  |  OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                           Principal         Market Value
                                                                                              Amount           See Note 1
---------------------------------------------------------------------------------------------------------------------------
 Health Care Providers & Services Continued
 Triad Hospitals, Inc., 8.75% Sr. Unsec. Nts., Series B, 5/1/09                        $   4,000,000      $     4,370,000
---------------------------------------------------------------------------------------------------------------------------
 US Oncology, Inc., 9.625% Sr. Sub. Nts., 2/1/12                                           1,600,000            1,704,000
                                                                                                          -----------------
                                                                                                               65,691,694

---------------------------------------------------------------------------------------------------------------------------
 Pharmaceuticals--0.0%
 aaiPharma, Inc., 11% Sr. Sub. Nts., 4/1/10 8                                              1,200,000            1,344,000
---------------------------------------------------------------------------------------------------------------------------
 Industrials--4.3%
---------------------------------------------------------------------------------------------------------------------------
 Aerospace & Defense--0.4%
 Alliant Techsystems, Inc., 8.50% Sr. Unsec. Sub. Nts., 5/15/11                            2,900,000            3,175,500
---------------------------------------------------------------------------------------------------------------------------
 American Plumbing & Mechanical, Inc., 11.625% Sr. Sub. Nts.,
 Series B, 10/15/08 1,3                                                                    6,700,000            1,917,875
---------------------------------------------------------------------------------------------------------------------------
 BE Aerospace, Inc.:
 8.875% Sr. Unsec. Sub. Nts., 5/1/11 8                                                     1,800,000            1,566,000
 9.50% Sr. Unsec. Sub. Nts., 11/1/08 8                                                     2,500,000            2,287,500
---------------------------------------------------------------------------------------------------------------------------
 K&F Industries, Inc., 9.625% Sr. Unsec. Sub. Nts., 12/15/10 8                             2,100,000            2,320,500
---------------------------------------------------------------------------------------------------------------------------
 L-3 Communications Corp., 7.625% Sr. Sub. Nts., 6/15/12                                   1,700,000            1,848,750
---------------------------------------------------------------------------------------------------------------------------
 Rexnord Corp., 10.125% Sr. Unsec. Sub. Nts., 12/15/12                                     2,150,000            2,397,250
---------------------------------------------------------------------------------------------------------------------------
 TD Funding Corp., 8.375% Sr. Sub. Nts., 7/15/11 5                                         3,100,000            3,348,000
---------------------------------------------------------------------------------------------------------------------------
 TRW Automotive, Inc.:
 9.375% Sr. Nts., 2/15/13 5,8                                                              2,200,000            2,486,000
 11% Sr. Sub. Nts., 2/15/13 5,8                                                            2,500,000            2,925,000
---------------------------------------------------------------------------------------------------------------------------
 Vought Aircraft Industries, Inc., 8% Sr. Nts., 7/15/11 5                                  1,950,000            1,998,750
                                                                                                          -----------------
                                                                                                               26,271,125

---------------------------------------------------------------------------------------------------------------------------
 Air Freight & Logistics--0.1%
 Atlas Air, Inc.:
 9.25% Sr. Nts., 4/15/08 3                                                                 6,200,000            2,790,000
 9.375% Sr. Unsec. Nts., 11/15/06 3                                                        2,700,000            1,215,000
                                                                                                          -----------------
                                                                                                                4,005,000

---------------------------------------------------------------------------------------------------------------------------
 Airlines--0.4%
 America West Airlines, Inc., 10.75% Sr. Nts., 9/1/05                                     22,273,000           16,843,956
---------------------------------------------------------------------------------------------------------------------------
 Amtran, Inc., 10.50% Sr. Nts., 8/1/04                                                     9,750,000            7,556,250
                                                                                                          -----------------
                                                                                                               24,400,206

---------------------------------------------------------------------------------------------------------------------------
 Building Products--0.2%
 Associated Materials, Inc., 9.75% Sr. Sub. Nts., 4/15/12                                  2,400,000            2,550,000
---------------------------------------------------------------------------------------------------------------------------
 Green Star Products, Inc., 10.15% Bonds, 6/24/10 5                                          577,603              600,588
---------------------------------------------------------------------------------------------------------------------------
 Jacuzzi Brands, Inc., 9.625% Sr. Sec. Nts., 7/1/10 5                                      3,100,000            3,231,750
---------------------------------------------------------------------------------------------------------------------------
 Nortek, Inc.:
 9.125% Sr. Unsec. Nts., Series B, 9/1/07 1                                                5,200,000            5,382,000
 9.25% Sr. Nts., Series B, 3/15/07 1                                                       2,990,000            3,094,650
 9.875% Sr. Unsec. Sub. Nts., 6/15/11 1                                                    1,150,000            1,221,875
                                                                                                          -----------------
                                                                                                               16,080,863





30  |  OPPENHEIMER STRATEGIC INCOME FUND

                                                                                           Principal         Market Value
                                                                                              Amount           See Note 1
---------------------------------------------------------------------------------------------------------------------------
 Commercial Services & Supplies--1.5%
 Allied Waste North America, Inc.:
 7.875% Sr. Nts., 4/15/13                                                              $   3,800,000    $       3,999,500
 7.875% Sr. Unsec. Nts., Series B, 1/1/09                                                    800,000              834,000
 8.50% Sr. Sub. Nts., 12/1/08 8                                                           10,300,000           11,175,500
 8.875% Sr. Nts., Series B, 4/1/08                                                        14,800,000           16,095,000
 9.25% Sr. Sec. Debs., Series B, 9/1/12                                                   15,550,000           17,260,500
 10% Sr. Unsec. Sub. Nts., Series B, 8/1/09 8                                              1,900,000            2,068,625
---------------------------------------------------------------------------------------------------------------------------
 American Color Graphics, Inc., 10% Sr. Sec. Nts., 6/15/10 5,8                             1,550,000            1,646,875
---------------------------------------------------------------------------------------------------------------------------
 American Pad & Paper Co., 13% Sr. Sub. Nts., Series B, 11/15/05 1,3,4                     3,462,000               24,234
---------------------------------------------------------------------------------------------------------------------------
 Budget Group, Inc., 9.125% Sr. Unsec. Nts., 4/1/06 1,3,4                                 10,175,000            2,403,844
---------------------------------------------------------------------------------------------------------------------------
 Buhrmann US, Inc., 12.25% Sr. Unsec. Sub. Nts., 11/1/09                                   2,500,000            2,787,500
---------------------------------------------------------------------------------------------------------------------------
 Coinmach Corp., 9% Sr. Nts., 2/1/10                                                       3,300,000            3,531,000
---------------------------------------------------------------------------------------------------------------------------
 Comforce Operating, Inc., 12% Sr. Nts., Series B, 12/1/07                                 2,920,000            1,941,800
---------------------------------------------------------------------------------------------------------------------------
 Hydrochem Industrial Services, Inc., 10.375% Sr. Sub. Nts., 8/1/07 1                      5,800,000            4,089,000
---------------------------------------------------------------------------------------------------------------------------
 IT Group, Inc., 11.25% Sr. Unsec. Sub. Nts., Series B, 4/1/09 1,3,4                       5,300,000                   --
---------------------------------------------------------------------------------------------------------------------------
 Kindercare Learning Centers, Inc., 9.50% Sr. Sub. Nts., 2/15/09                           3,050,000            3,080,500
---------------------------------------------------------------------------------------------------------------------------
 Mail-Well I Corp., 9.625% Sr. Nts., 3/15/12                                               5,900,000            6,431,000
---------------------------------------------------------------------------------------------------------------------------
 Moore North American Finance, Inc., 7.875% Sr. Nts., 1/15/11 5                            1,600,000            1,708,000
---------------------------------------------------------------------------------------------------------------------------
 Protection One, Inc./Protection One Alarm Monitoring, Inc.,
 7.375% Sr. Unsec. Nts., 8/15/05                                                           5,150,000            4,255,187
---------------------------------------------------------------------------------------------------------------------------
 Safety-Kleen Corp., 9.25% Sr. Unsec. Nts., 5/15/09 1,3,4                                 13,150,000              657,500
---------------------------------------------------------------------------------------------------------------------------
 Synagro Technologies, Inc., 9.50% Sr. Sub. Nts., 4/1/09 8                                 2,400,000            2,640,000
---------------------------------------------------------------------------------------------------------------------------
 United Rentals (North America), Inc.:
 9% Sr. Unsec. Sub. Nts., Series B, 4/1/09 8                                               2,000,000            2,080,000
 9.25% Sr. Unsec. Sub. Nts., Series B, 1/15/09 8                                             250,000              260,000
 10.75% Sr. Nts., 4/15/08 5,8                                                              3,000,000            3,337,500
 10.75% Sr. Unsec. Nts., 4/15/08 8                                                         3,450,000            3,838,125
 10.75% Sr. Unsec. Nts., Series B, 4/15/08                                                 2,800,000            3,115,000
                                                                                                          -----------------
                                                                                                               99,260,190

---------------------------------------------------------------------------------------------------------------------------
 Construction & Engineering--0.1%
 Integrated Electrical Services, Inc.:
 9.375% Sr. Sub. Nts., Series B, 2/1/09 1                                                    300,000              310,500
 9.375% Sr. Sub. Nts., Series C, 2/1/09                                                    2,150,000            2,225,250
---------------------------------------------------------------------------------------------------------------------------
 URS Corp., 11.50% Sr. Unsec. Nts., 9/15/09 1                                              6,350,000            6,985,000
                                                                                                          -----------------
                                                                                                                9,520,750

---------------------------------------------------------------------------------------------------------------------------
 Electrical Equipment--0.0%
 Dayton Superior Corp., 13% Sr. Unsec. Sub. Nts., 6/15/09                                  2,900,000            2,595,500
---------------------------------------------------------------------------------------------------------------------------
 Industrial Conglomerates--0.5%
 Great Lakes Dredge & Dock Corp., 11.25% Sr. Unsec. Sub. Nts., 8/15/08                     7,105,000            7,540,181
---------------------------------------------------------------------------------------------------------------------------
 Tyco International Group SA:
 6.375% Nts., 10/15/11                                                                    19,200,000           19,896,000
 6.75% Sr. Unsub. Nts., 2/15/11 8                                                          1,900,000            2,014,000
                                                                                                          -----------------
                                                                                                               29,450,181





31  |  OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                           Principal         Market Value
                                                                                              Amount           See Note 1
---------------------------------------------------------------------------------------------------------------------------
 Machinery--0.8%
 Actuant Corp., 13% Sr. Sub. Nts., 5/1/09                                              $   1,977,000      $     2,500,905
---------------------------------------------------------------------------------------------------------------------------
 AGCO Corp., 9.50% Sr. Unsec. Nts., 5/1/08                                                 9,900,000           10,741,500
---------------------------------------------------------------------------------------------------------------------------
 Blount, Inc., 13% Sr. Sub. Nts., 8/1/09                                                   4,750,000            4,251,250
---------------------------------------------------------------------------------------------------------------------------
 Insilco Corp., 12% Sr. Sub. Nts., 8/15/07 1,3,4                                          10,550,000              105,500
---------------------------------------------------------------------------------------------------------------------------
 NMHG Holding Co., 10% Sr. Nts., 5/15/09                                                   2,400,000            2,652,000
---------------------------------------------------------------------------------------------------------------------------
 Roller Bearing Co. of America, Inc., 9.625% Sr. Sub. Nts., Series B, 6/15/07             10,400,000            9,620,000
---------------------------------------------------------------------------------------------------------------------------
 SPX Corp., 7.50% Sr. Nts., 1/1/13 8                                                       5,700,000            6,027,750
---------------------------------------------------------------------------------------------------------------------------
 Terex Corp.:
 8.875% Sr. Unsec. Sub. Nts., 4/1/08                                                         600,000              628,500
 8.875% Sr. Unsec. Sub. Nts., Series C, 4/1/08                                             1,325,000            1,387,938
 9.25% Sr. Unsec. Sub. Nts., 7/15/11                                                       2,700,000            2,970,000
 10.375% Sr. Unsec. Sub. Nts., Series B, 4/1/11 8                                          6,000,000            6,750,000
---------------------------------------------------------------------------------------------------------------------------
 Wolverine Tube, Inc., 10.50% Sr. Nts., 4/1/09 1                                           4,000,000            4,040,000
                                                                                                          -----------------
                                                                                                               51,675,343

---------------------------------------------------------------------------------------------------------------------------
 Marine--0.2%
 CP Ships Ltd., 10.375% Sr. Nts., 7/15/12                                                  6,350,000            7,270,750
---------------------------------------------------------------------------------------------------------------------------
 Millenium Seacarriers, Inc., 12% Sr. Sec. Nts., 7/15/05 1,3,4                             5,400,000            2,352,780
---------------------------------------------------------------------------------------------------------------------------
 Navigator Gas Transport plc, 10.50% First Priority Ship Mtg. Nts., 6/30/07 1,3           11,650,000            4,019,250
                                                                                                          -----------------
                                                                                                               13,642,780

---------------------------------------------------------------------------------------------------------------------------
 Road & Rail--0.1%
 Kansas City Southern Railway Co. (The), 7.50% Sr. Nts., 6/15/09                           2,000,000            2,085,000
---------------------------------------------------------------------------------------------------------------------------
 Stena AB, 9.625% Sr. Nts., 12/1/12 8                                                      2,150,000            2,348,875
                                                                                                          -----------------
                                                                                                                4,433,875

---------------------------------------------------------------------------------------------------------------------------
 Transportation Infrastructure--0.0%
 Worldspan LP/Worldspan Financial Corp., 9.625% Sr. Nts., 6/15/11 5,8                      1,350,000            1,420,875
---------------------------------------------------------------------------------------------------------------------------
 Information Technology--1.3%
---------------------------------------------------------------------------------------------------------------------------
 Communications Equipment--0.1%
 Orion Network Systems, Inc., 12.50% Sr. Disc. Nts., 1/15/07 3                            11,975,000            5,155,237
---------------------------------------------------------------------------------------------------------------------------
 Computers & Peripherals--0.1%
 Seagate Technology Hdd Holdings, 8% Sr. Nts., 5/15/09 8                                   4,600,000            5,094,500
---------------------------------------------------------------------------------------------------------------------------
 Electronic Equipment & Instruments--0.3%
 Communications & Power Industries, Inc., 12% Sr. Sub. Nts., Series B, 8/1/05 1           12,553,000           12,804,060
---------------------------------------------------------------------------------------------------------------------------
 Ingram Micro, Inc., 9.875% Sr. Unsec. Sub. Nts., 8/15/08 1                                5,000,000            5,412,500
---------------------------------------------------------------------------------------------------------------------------
 Xerox Capital plc (Europe), 5.875% Nts., 5/15/04 8                                        1,000,000            1,010,000
                                                                                                          -----------------
                                                                                                               19,226,560

---------------------------------------------------------------------------------------------------------------------------
 Internet Software & Services--0.0%
 Exodus Communications, Inc.:
 10.75% Sr. Nts., 12/15/09 1,3,4 [EUR]                                                     2,165,754              113,496
 10.75% Sr. Unsec. Sub. Nts., 12/15/09 1,3,4                                               7,121,396                   --
---------------------------------------------------------------------------------------------------------------------------
 FirstWorld Communications, Inc., 0%/13% Sr. Disc. Nts., 4/15/08 1,3,4,13                  5,700,000                  570
---------------------------------------------------------------------------------------------------------------------------
 Globix Corp., 11% Sr. Nts., 4/26/08 1                                                       962,364              736,208



32  |  OPPENHEIMER STRATEGIC INCOME FUND

                                                                                           Principal         Market Value
                                                                                              Amount           See Note 1
---------------------------------------------------------------------------------------------------------------------------
 Internet Software & Services Continued
 PSINet, Inc., 10.50% Sr. Unsec. Nts., 12/1/06 1,3,4 [EUR]                                 6,150,000      $       349,147
                                                                                                          -----------------
                                                                                                                1,199,421

---------------------------------------------------------------------------------------------------------------------------
 IT Services--0.2%
 Iron Mountain, Inc., 7.75% Sr. Sub. Nts., 1/15/15                                        11,650,000           12,086,875
---------------------------------------------------------------------------------------------------------------------------
 Titan Corp. (The), 8% Sr. Sub. Nts., 5/15/11 5                                            1,600,000            1,880,000
                                                                                                          -----------------
                                                                                                               13,966,875

---------------------------------------------------------------------------------------------------------------------------
 Office Electronics--0.0%
 ASAT Finance LLC, 12.50% Sr. Unsec. Nts., 11/1/06 1,8                                     1,430,000            1,508,650
---------------------------------------------------------------------------------------------------------------------------
 Semiconductors & Semiconductor Equipment--0.6%
 AMI Semiconductor, Inc., 10.75% Sr. Unsec. Sub. Nts., 2/1/13                              4,750,000            5,391,250
---------------------------------------------------------------------------------------------------------------------------
 Amkor Technology, Inc.:
 7.75% Sr. Nts., 5/15/13 5,8                                                               6,500,000            6,565,000
 9.25% Sr. Unsec. Sub. Nts., 2/15/08 8                                                     5,850,000            6,347,250
---------------------------------------------------------------------------------------------------------------------------
 ChipPAC International Co. Ltd., 12.75% Sr. Unsec. Sub. Nts., Series B, 8/1/09 8           4,000,000            4,480,000
---------------------------------------------------------------------------------------------------------------------------
 Micron Technology, Inc., 6.50% Sub. Nts., 9/30/05 1                                      14,000,000           13,580,000
                                                                                                        -----------------
                                                                                                               36,363,500

---------------------------------------------------------------------------------------------------------------------------
 Materials--4.2%
---------------------------------------------------------------------------------------------------------------------------
 Chemicals--1.5%
 Avecia Group plc, 11% Sr. Unsec. Nts., 7/1/09 8                                           3,600,000            3,168,000
---------------------------------------------------------------------------------------------------------------------------
 ClimaChem, Inc., 10.75% Sr. Unsec. Nts., Series B, 12/1/07 1                              1,700,000              688,500
---------------------------------------------------------------------------------------------------------------------------
 Compass Minerals Group, Inc., 10% Sr. Sub. Nts., 8/15/11                                  3,800,000            4,237,000
---------------------------------------------------------------------------------------------------------------------------
 Equistar Chemicals LP/Equistar Funding Corp.:
 8.75% Sr. Unsec. Nts., 2/15/09 8                                                          3,400,000            3,196,000
 10.625% Sr. Nts., 5/1/11 5                                                                2,650,000            2,636,750
---------------------------------------------------------------------------------------------------------------------------
 Huntsman Corp./ICI Chemical Co. plc:
 13.09% Sr. Unsec. Disc. Nts., 12/31/09 9                                                 14,040,000            5,616,000
 10.125% Sr. Unsec. Sub. Nts., 7/1/09 [EUR]                                                3,300,000            3,372,245
 10.125% Sr. Unsec. Sub. Nts., 7/1/09 8                                                   14,350,000           13,704,250
---------------------------------------------------------------------------------------------------------------------------
 Huntsman International LLC:
 9.875% Sr. Nts., 3/1/09                                                                   3,200,000            3,376,000
 9.875% Sr. Nts., 3/1/09 5,8                                                               2,300,000            2,426,500
---------------------------------------------------------------------------------------------------------------------------
 ISP Holdings, Inc., 10.625% Sr. Sec. Nts., 12/15/09                                       4,100,000            4,489,500
---------------------------------------------------------------------------------------------------------------------------
 Koppers Industry, Inc., 9.875% Sr. Sec. Nts., 10/15/13 5,6                                3,050,000            3,179,625
---------------------------------------------------------------------------------------------------------------------------
 Lyondell Chemical Co.:
 9.50% Sec. Nts., 12/15/08 8                                                               2,700,000            2,511,000
 9.625% Sr. Sec. Nts., Series A, 5/1/07                                                    6,000,000            5,730,000
 9.875% Sec. Nts., Series B, 5/1/07 8                                                     19,350,000           18,527,625
---------------------------------------------------------------------------------------------------------------------------
 Millennium America, Inc., 9.25% Sr. Nts., 6/15/08 5                                       1,200,000            1,251,000
---------------------------------------------------------------------------------------------------------------------------
 Noveon, Inc., 11% Sr. Unsec. Sub. Nts., Series B, 2/28/11 1,8                             4,500,000            5,107,500
---------------------------------------------------------------------------------------------------------------------------
 OM Group, Inc., 9.25% Sr. Sub. Nts., 12/15/11 8                                           4,500,000            4,488,750
---------------------------------------------------------------------------------------------------------------------------
 PCI Chemicals Canada, 10% Sr. Sec. Nts., 12/31/08 8                                       2,557,668            2,231,565
---------------------------------------------------------------------------------------------------------------------------
 Pioneer Cos., Inc., 4.64% Sr. Sec. Nts., 12/31/06 2                                         809,925              706,660
---------------------------------------------------------------------------------------------------------------------------
 Rockwood Specialties Corp., 10.625% Sr. Sub. Nts., 5/15/11 5                              1,200,000            1,284,000



33  |  OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                           Principal         Market Value
                                                                                              Amount           See Note 1
---------------------------------------------------------------------------------------------------------------------------
 Chemicals Continued
 Royster-Clark, Inc., 10.25% First Mtg. Nts., 4/1/09 1,8                               $   2,000,000      $     1,605,000
---------------------------------------------------------------------------------------------------------------------------
 Sterling Chemicals, Inc.:
 10% Sr. Sec. Nts., 12/19/07 1                                                             1,816,791            1,716,867
 11.25% Sr. Sub. Nts., 8/15/06 1,3,4                                                       7,915,000                   --
---------------------------------------------------------------------------------------------------------------------------
 Westlake Chemical Corp., 8.75% Sr. Nts., 7/15/11 5                                        3,100,000            3,231,750
                                                                                                          -----------------
                                                                                                               98,482,087

---------------------------------------------------------------------------------------------------------------------------
 Construction Materials--0.1%
 Formica Corp., 10.875% Sr. Unsec. Sub. Nts., Series B, 3/1/09 3,4                         4,300,000            1,096,500
---------------------------------------------------------------------------------------------------------------------------
 Texas Industries, Inc., 10.25% Sr. Nts., 6/15/11 5                                        3,200,000            3,520,000
                                                                                                          -----------------
                                                                                                                4,616,500

---------------------------------------------------------------------------------------------------------------------------
 Containers & Packaging--1.1%
 Ball Corp.:
 6.875% Sr. Unsec. Nts., 12/15/12 5                                                        2,200,000            2,279,750
 7.75% Sr. Unsec. Nts., 8/1/06                                                             2,300,000            2,507,000
---------------------------------------------------------------------------------------------------------------------------
 Consumers International, Inc., 10.25% Sr. Sec. Nts., 4/1/05 1,3,4                         5,875,000               14,688
---------------------------------------------------------------------------------------------------------------------------
 Crown Euro Holdings SA:
 9.50% Sr. Sec. Nts., 3/1/11 5,8                                                           3,600,000            3,888,000
 10.875% Sr. Sec. Nts., 3/1/13 5,8                                                         1,850,000            2,048,875
---------------------------------------------------------------------------------------------------------------------------
 Graphic Packaging International Corp.:
 8.50% Sr. Nts., 8/15/11 5                                                                 5,700,000            6,198,750
 9.50% Sr. Sub. Nts., 8/15/13 5                                                            2,550,000            2,811,375
---------------------------------------------------------------------------------------------------------------------------
 Jefferson Smurfit Corp., 8.25% Sr. Unsec. Nts., 10/1/12                                   1,300,000            1,365,000
---------------------------------------------------------------------------------------------------------------------------
 MDP Acquisitions plc, 9.625% Sr. Nts., 10/1/12                                            3,200,000            3,520,000
---------------------------------------------------------------------------------------------------------------------------
 Owens-Brockway Glass Container, Inc.:
 7.75% Sr. Sec. Nts., 5/15/11                                                              2,900,000            3,016,000
 8.25% Sr. Unsec. Nts., 5/15/13 5,8                                                        1,500,000            1,537,500
 8.75% Sr. Sec. Nts., 11/15/12 8                                                          12,500,000           13,468,750
 8.875% Sr. Sec. Nts., 2/15/09                                                             5,800,000            6,206,000
---------------------------------------------------------------------------------------------------------------------------
 Stone Container Corp.:
 8.375% Sr. Nts., 7/1/12 8                                                                 4,700,000            4,958,500
 9.25% Sr. Unsec. Nts., 2/1/08                                                             4,500,000            4,916,250
 9.75% Sr. Unsec. Nts., 2/1/11                                                             7,900,000            8,650,500
---------------------------------------------------------------------------------------------------------------------------
 TriMas Corp., 9.875% Sr. Unsec. Sub. Nts., 6/15/12                                        5,550,000            5,661,000
                                                                                                          -----------------
                                                                                                               73,047,938

---------------------------------------------------------------------------------------------------------------------------
 Metals & Mining--0.9% AK Steel Corp.:
 7.75% Sr. Unsec. Nts., 6/15/12                                                            7,000,000            4,865,000
 7.875% Sr. Unsec. Nts., 2/15/09 8                                                         3,925,000            2,826,000
---------------------------------------------------------------------------------------------------------------------------
 Arch Western Finance LLC, 6.75% Sr. Nts., 7/1/13 5                                        3,200,000            3,312,000
---------------------------------------------------------------------------------------------------------------------------
 Better Minerals & Aggregates Co., 13% Sr. Unsec. Sub. Nts., 9/15/09 1                     1,050,000              672,000
---------------------------------------------------------------------------------------------------------------------------
 California Steel Industries Corp., 8.50% Sr. Unsec. Nts., Series B, 4/1/09 8              3,000,000            3,135,000
---------------------------------------------------------------------------------------------------------------------------
 Century Aluminum Co., 11.75% Sr. Sec. Nts., 4/15/08                                       6,750,000            7,256,250
---------------------------------------------------------------------------------------------------------------------------
 International Utility Structures, Inc., 13% Unsec. Sub. Nts., 2/1/08 1,3,4                1,586,000               15,860
---------------------------------------------------------------------------------------------------------------------------
 IPSCO, Inc., 8.75% Sr. Nts., 6/1/13 5,8                                                   1,000,000            1,050,000



34  |  OPPENHEIMER STRATEGIC INCOME FUND

                                                                                           Principal         Market Value
                                                                                              Amount           See Note 1
---------------------------------------------------------------------------------------------------------------------------
 Metals & Mining Continued
 Jorgensen (Earle M.) Co., 9.75% Sr. Sec. Nts., 6/1/12 1                               $   5,200,000      $     5,564,000
---------------------------------------------------------------------------------------------------------------------------
 Kaiser Aluminum & Chemical Corp., 10.875% Sr. Nts., Series B, 10/15/06 1,3,4,8            4,500,000            3,487,500
---------------------------------------------------------------------------------------------------------------------------
 Keystone Consolidated Industries, Inc., 9.625% Sr. Sec. Nts., 8/1/07 1                    5,700,000              598,500
---------------------------------------------------------------------------------------------------------------------------
 Metallurg, Inc., 11% Sr. Nts., 12/1/07                                                    9,595,000            5,037,375
---------------------------------------------------------------------------------------------------------------------------
 National Steel Corp., 9.875% First Mtg. Bonds, Series D, 3/1/09 1,3,4                     3,856,845              289,263
---------------------------------------------------------------------------------------------------------------------------
 Northwest Pipeline Corp., 8.125% Sr. Nts., 3/1/10 8                                       1,100,000            1,199,000
---------------------------------------------------------------------------------------------------------------------------
 Oregon Steel Mills, Inc., 10% Sr. Nts., 7/15/09 8                                         3,700,000            3,052,500
---------------------------------------------------------------------------------------------------------------------------
 Peabody Energy Corp., 6.875% Sr. Unsec. Nts., Series B, 3/15/13                           3,300,000            3,456,750
---------------------------------------------------------------------------------------------------------------------------
 Steel Dynamics, Inc., 9.50% Sr. Nts., 3/15/09 8                                           2,000,000            2,150,000
---------------------------------------------------------------------------------------------------------------------------
 UCAR Finance, Inc., 10.25% Sr. Nts., 2/15/12                                              2,400,000            2,634,000
---------------------------------------------------------------------------------------------------------------------------
 United States Steel Corp.:
 9.75% Sr. Nts., 5/15/10                                                                   3,200,000            3,296,000
 10.75% Sr. Nts., 8/1/08 8                                                                 4,700,000            5,029,000
                                                                                                          -----------------
                                                                                                               58,925,998

---------------------------------------------------------------------------------------------------------------------------
 Paper & Forest Products--0.6%
 Abitibi-Consolidated, Inc., 8.55% Nts., 8/1/10                                            1,700,000            1,859,122
---------------------------------------------------------------------------------------------------------------------------
 Ainsworth Lumber Co. Ltd.:
 12.50% Sr. Nts., 7/15/07 8,14                                                             3,650,000            4,197,500
 13.875% Sr. Sec. Nts., 7/15/07                                                              400,000              460,000
---------------------------------------------------------------------------------------------------------------------------
 Buckeye Technologies, Inc., 8.50% Sr. Nts., 10/1/13 5                                     1,450,000            1,500,750
---------------------------------------------------------------------------------------------------------------------------
 Doman Industries Ltd., 8.75% Sr. Nts., 3/15/04 1,3                                       15,250,000            2,516,250
---------------------------------------------------------------------------------------------------------------------------
 Domtar, Inc., 10.85% Debs., 8/5/17 [CAD]                                                  1,700,000            1,764,576
---------------------------------------------------------------------------------------------------------------------------
 Fort James Corp.:
 6.625% Sr. Unsec. Nts., 9/15/04 8                                                           500,000              515,000
 6.875% Sr. Nts., 9/15/07                                                                  2,500,000            2,587,500
---------------------------------------------------------------------------------------------------------------------------
 Georgia-Pacific Corp.:
 8.125% Sr. Unsec. Nts., 5/15/11 8                                                        10,675,000           11,155,375
 9.375% Sr. Unsec. Nts., 2/1/13                                                            6,400,000            7,176,000
---------------------------------------------------------------------------------------------------------------------------
 Louisiana-Pacific Corp., 10.875% Sr. Sub. Nts., 11/15/08 1                                3,000,000            3,502,500
---------------------------------------------------------------------------------------------------------------------------
 PT Inti Indorayon Utama, 9.125% Sr. Nts., 10/15/04 1,3,4                                  4,025,000              100,625
---------------------------------------------------------------------------------------------------------------------------
 U.S. Timberlands Co. LP, 9.625% Sr. Nts., 11/15/07                                        5,000,000            2,725,000
                                                                                                          -----------------
                                                                                                               40,060,198

---------------------------------------------------------------------------------------------------------------------------
 Telecommunication Services--4.5%
---------------------------------------------------------------------------------------------------------------------------
 Diversified Telecommunication Services--2.4%
 360networks, Inc.:
 13% Sr. Unsec. Nts., 5/1/08 1,3,4                                                         1,100,000                  110
 13% Sr. Unsec. Nts., 5/1/08 1,3,4 [EUR]                                                   1,900,000                  221
---------------------------------------------------------------------------------------------------------------------------
 Adelphia Business Solutions, Inc., 12% Sr. Sub. Nts., 11/1/07 1,3,4,8                     2,490,000               18,675
---------------------------------------------------------------------------------------------------------------------------
 American Tower Corp., 9.375% Sr. Nts., 2/1/09 8                                           5,400,000            5,535,000
---------------------------------------------------------------------------------------------------------------------------
 COLO.com, Inc., 13.875% Sr. Nts., 3/15/10 3,4,5                                           5,340,408               40,053
---------------------------------------------------------------------------------------------------------------------------
 Concentric Network Corp., Escrow Shares, 12/15/07 1,3,4                                   4,085,000                   --
---------------------------------------------------------------------------------------------------------------------------
 Deutsche Telekom International Finance BV, 8.50% Unsub. Nts., 6/15/10                     9,415,000           11,534,910



35  |  OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                           Principal         Market Value
                                                                                              Amount           See Note 1
---------------------------------------------------------------------------------------------------------------------------
 Diversified Telecommunication Services Continued
 Dex Media East LLC/Dex Media East Finance Co., 9.875% Sr. Unsec.
 Nts., 11/15/09                                                                        $   4,300,000      $     4,891,250
---------------------------------------------------------------------------------------------------------------------------
 Dex Media West LLC/Dex Media West Finance Co.:
 8.50% Sr. Nts., 8/15/10 5                                                                 2,450,000            2,676,625
 9.875% Sr. Sub. Nts., 8/15/13 5                                                           4,400,000            4,994,000
---------------------------------------------------------------------------------------------------------------------------
 Focal Communications Corp.:
 12.125% Sr. Unsec. Disc. Nts., 2/15/08 1,3                                                2,150,000              180,062
 11.875% Sr. Unsec. Nts., Series B, 1/15/10 1,3                                            1,090,000               91,288
---------------------------------------------------------------------------------------------------------------------------
 France Telecom SA, 9.25% Sr. Unsec. Nts., 3/1/11                                         18,005,000           22,030,504
---------------------------------------------------------------------------------------------------------------------------
 Intermedia Communications, Inc., 0%/12.25% Sr. Disc. Nts.,
 Series B, 3/1/09 3,4,8,13                                                                 6,950,000            2,797,375
---------------------------------------------------------------------------------------------------------------------------
 IPC Acquisition Corp., 11.50% Sr. Sub. Nts., 12/15/09 8                                   1,050,000            1,102,500
---------------------------------------------------------------------------------------------------------------------------
 KPNQwest BV, 8.875% Sr. Nts., 2/1/08 1,3,4 [EUR]                                          5,000,000               14,557
---------------------------------------------------------------------------------------------------------------------------
 Level 3 Communications, Inc.:
 0%/10.50% Sr. Disc. Nts., 12/1/08 8,13                                                    3,300,000            2,788,500
 9.125% Sr. Unsec. Nts., 5/1/08 8                                                          5,400,000            4,617,000
---------------------------------------------------------------------------------------------------------------------------
 MCI Communications Corp., 7.75% Sr. Unsec. Debs., 3/23/25 3,4,8                           2,150,000            1,703,875
---------------------------------------------------------------------------------------------------------------------------
 Metromedia Fiber Network, Inc., 10% Sr. Unsec. Nts., Series B, 11/15/08 3,4              10,100,000              782,750
---------------------------------------------------------------------------------------------------------------------------
 Nextlink Communications, Inc.:
 Escrow Shares, 10/1/07 1,3,4                                                              9,283,000                   --
 Escrow Shares, 3/15/08 1,3,4                                                              7,300,000                   --
 Escrow Shares, 4/15/08 1,3,4                                                              2,750,000                   --
 Escrow Shares, 11/15/08 1,3,4                                                             5,200,000                   --
 Escrow Shares, 6/1/09 1,3,4                                                               1,400,000                   --
---------------------------------------------------------------------------------------------------------------------------
 NorthPoint Communications Group, Inc., 12.875% Nts., 2/15/10 3,4                          2,400,000              519,000
---------------------------------------------------------------------------------------------------------------------------
 Qwest Capital Funding, Inc.:
 5.875% Nts., 8/3/04                                                                       7,500,000            7,462,500
 7.75% Nts., 8/15/06 8                                                                     2,300,000            2,265,500
---------------------------------------------------------------------------------------------------------------------------
 Qwest Communications International, Inc., 7.50% Sr. Unsec. Nts.,
 Series B, 11/1/08                                                                         5,000,000            4,825,000
---------------------------------------------------------------------------------------------------------------------------
 Qwest Corp.:
 7.20% Unsec. Nts., 11/1/04                                                                2,000,000            2,065,000
 8.875% Nts., 3/15/12 5                                                                   15,200,000           16,948,000
---------------------------------------------------------------------------------------------------------------------------
 Qwest Services Corp., 13.50% Nts., 12/15/10 5,8                                           6,900,000            8,073,000
---------------------------------------------------------------------------------------------------------------------------
 Sprint Capital Corp.:
 8.375% Nts., 3/15/12 8                                                                    5,100,000            6,027,129
 8.75% Nts., 3/15/32 8                                                                     5,237,000            6,244,625
---------------------------------------------------------------------------------------------------------------------------
 Telewest Communications plc:
 0%/9.25% Sr. Disc. Nts., 4/15/09 3,4,8,13                                                11,300,000            4,463,500
 0%/9.875% Sr. Disc. Nts., 4/15/09 1,3,4,13 [GBP]                                          9,500,000            6,273,862
---------------------------------------------------------------------------------------------------------------------------
 Teligent, Inc., 11.50% Sr. Nts., 12/1/07 1,3,4                                            4,835,000                   --
---------------------------------------------------------------------------------------------------------------------------
 Time Warner Telecom LLC/Time Warner Telecom, Inc.,
 9.75% Sr. Nts., 7/15/08                                                                   8,500,000            8,415,000
---------------------------------------------------------------------------------------------------------------------------
 Time Warner Telecom, Inc., 10.125% Sr. Unsec. Sub. Nts., 2/1/11 8                         1,200,000            1,203,000
---------------------------------------------------------------------------------------------------------------------------
 Verizon Global Funding Corp., 7.375% Sr. Nts., 9/1/12 8                                  13,245,000           15,651,285
---------------------------------------------------------------------------------------------------------------------------
 Viatel, Inc., 11.25% Sr. Sec. Nts., 4/15/08 1,3,4                                         9,480,000                   --
                                                                                                          -----------------
                                                                                                              156,235,656





36  |  OPPENHEIMER STRATEGIC INCOME FUND

                                                                                           Principal         Market Value
                                                                                              Amount           See Note 1
---------------------------------------------------------------------------------------------------------------------------
 Wireless Telecommunication Services--2.1%
 Alamosa Delaware, Inc., 12.50% Sr. Unsec. Nts., 2/1/11 8                              $   6,500,000      $     6,305,000
---------------------------------------------------------------------------------------------------------------------------
 American Tower Escrow Corp., Sr. Sub. Disc. Nts., 12.25%, 8/1/08 9                        6,000,000            4,020,000
---------------------------------------------------------------------------------------------------------------------------
 Arch Wireless Holdings, Inc., 12% Sub. Nts., 5/15/09                                        233,000              273,775
---------------------------------------------------------------------------------------------------------------------------
 AT&T Wireless Services, Inc., 7.50% Sr. Unsec. Nts., 5/1/07                               5,237,000            5,965,755
---------------------------------------------------------------------------------------------------------------------------
 CellNet Data Systems, Inc., 14% Sr. Unsec. Disc. Nts., 10/1/07 1,3,4                     21,148,000                   --
---------------------------------------------------------------------------------------------------------------------------
 Centennial Cellular Operating Co./Centennial Communications Corp.,
 10.125% Sr. Nts., 6/15/13 5                                                               5,100,000            5,278,500
---------------------------------------------------------------------------------------------------------------------------
 Crown Castle International Corp.:
 0%/10.375% Sr. Disc. Nts., 5/15/11 8,13                                                   7,200,000            7,272,000
 9% Sr. Nts., 5/15/11 8                                                                    1,000,000            1,037,500
---------------------------------------------------------------------------------------------------------------------------
 Dobson Communications Corp.:
 8.875% Sr. Nts., 10/1/13 5                                                                4,100,000            4,166,625
 10.875% Sr. Unsec. Nts., 7/1/10 8                                                         3,200,000            3,504,000
---------------------------------------------------------------------------------------------------------------------------
 Horizon PCS, Inc., 13.75% Sr. Nts., 6/15/11 3                                             1,000,000              255,000
---------------------------------------------------------------------------------------------------------------------------
 IPCS, Inc., 0%/14% Sr. Unsec. Disc. Nts., 7/15/10 1,3,13                                  2,200,000              253,000
---------------------------------------------------------------------------------------------------------------------------
 Leap Wireless International, Inc.:
 0%/14.50% Sr. Unsec. Disc. Nts., 4/15/10 1,3,4,13                                         5,400,000              540,000
 12.50% Sr. Nts., 4/15/10 1,3                                                              5,775,000              721,875
---------------------------------------------------------------------------------------------------------------------------
 Metrocall, Inc., 10.375% Sr. Sub. Nts., 10/1/07 3,4                                       7,470,000                   --
---------------------------------------------------------------------------------------------------------------------------
 Nextel Communications, Inc.:
 7.375% Sr. Nts., 8/1/15 8                                                                 2,170,000            2,202,550
 9.375% Sr. Unsec. Nts., 11/15/09 8                                                       16,250,000           17,712,500
 9.95% Sr. Disc. Nts., 2/15/08                                                            14,350,000           15,157,187
 12% Sr. Unsec. Nts., 11/1/08 8                                                            2,950,000            3,167,563
---------------------------------------------------------------------------------------------------------------------------
 Nextel Partners, Inc.:
 8.125% Sr. Nts., 7/1/11 5                                                                 1,300,000            1,274,000
 11% Sr. Unsec. Nts., 3/15/10                                                              1,400,000            1,536,500
 12.50% Sr. Nts., 11/15/09                                                                11,700,000           13,396,500
---------------------------------------------------------------------------------------------------------------------------
 Orbcomm Global LP, Escrow Shares, 8/15/04 1,3,4                                          15,930,000                   --
---------------------------------------------------------------------------------------------------------------------------
 Rural Cellular Corp.:
 9.625% Sr. Sub. Nts., Series B, 5/15/08                                                   4,300,000            3,934,500
 9.75% Sr. Sub. Nts., 1/15/10 8                                                            5,400,000            4,941,000
 9.875% Sr. Nts., 2/1/10 5                                                                 4,550,000            4,515,875
---------------------------------------------------------------------------------------------------------------------------
 SBA Communications Corp.:
 10.25% Sr. Unsec. Nts., 2/1/09                                                              400,000              362,000
 12% Sr. Unsec. Disc. Nts., 3/1/08 8                                                      13,545,000           14,357,700
---------------------------------------------------------------------------------------------------------------------------
 SpectraSite, Inc., 8.25% Sr. Nts., 5/15/10 5,8                                            1,400,000            1,484,000
---------------------------------------------------------------------------------------------------------------------------
 Triton PCS, Inc.:
 8.50% Sr. Unsec. Nts., 6/1/13 8                                                           3,200,000            3,448,000
 8.75% Sr. Unsec. Sub. Nts., 11/15/11 8                                                    1,200,000            1,203,000
 9.375% Sr. Unsec. Sub. Nts., 2/1/11 8                                                     2,300,000            2,351,750
---------------------------------------------------------------------------------------------------------------------------
 US Unwired, Inc., 0%/13.375% Sr. Unsec. Sub. Disc. Nts., Series B, 11/1/09 13             8,800,000            6,468,000
---------------------------------------------------------------------------------------------------------------------------
 USA Mobile Communications, Inc. II, Escrow Shares, 11/1/04 1,3,4                          5,885,000                   --
---------------------------------------------------------------------------------------------------------------------------
 Western Wireless Corp., 9.25% Sr. Nts., 7/15/13 5                                         4,200,000            4,305,000
                                                                                                          -----------------
                                                                                                              141,410,655





37  |  OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                           Principal         Market Value
                                                                                              Amount           See Note 1
---------------------------------------------------------------------------------------------------------------------------
 Utilities--3.5%
---------------------------------------------------------------------------------------------------------------------------
 Electric Utilities--1.6%
 AES Corp. (The):
 8.75% Sr. Sec. Nts., 5/15/13 5,8                                                      $  11,000,000      $    11,605,000
 8.75% Sr. Unsec. Unsub. Nts., 6/15/08 8                                                   2,015,000            2,030,113
 8.875% Sr. Unsec. Nts., 2/15/11 8                                                         1,031,000            1,031,000
 9.375% Sr. Unsec. Nts., 9/15/10 8                                                           989,000            1,013,725
 9.50% Sr. Unsec. Nts., 6/1/09 8                                                             502,000              519,570
---------------------------------------------------------------------------------------------------------------------------
 AES Drax Holdings Ltd., 10.41% Sr. Sec. Sub. Nts., Series B, 12/31/20 1,3                 2,700,000            2,025,000
---------------------------------------------------------------------------------------------------------------------------
 Caithness Coso Funding Corp., 9.05% Sr. Sec. Nts., Series B, 12/15/09                     2,674,752            2,888,732
---------------------------------------------------------------------------------------------------------------------------
 Calpine Corp.:
 8.25% Sr. Unsec. Nts., 8/15/05 8                                                          1,550,000            1,379,500
 8.50% Sr. Sec. Nts., 7/15/10 5                                                           16,300,000           15,077,500
 8.50% Sr. Unsec. Nts., 2/15/11                                                            8,400,000            5,964,000
 8.625% Sr. Nts., 8/15/10 8                                                                  600,000              426,000
 8.75% Sr. Nts., 7/15/07                                                                   5,700,000            4,275,000
 8.75% Sr. Sec. Nts., 7/15/13 5                                                            8,150,000            7,498,000
---------------------------------------------------------------------------------------------------------------------------
 Central Termica Guemes SA, 2% Nts., 1/1/12 1                                              5,422,500              542,250
---------------------------------------------------------------------------------------------------------------------------
 CMS Energy Corp.:
 7.50% Sr. Nts., 1/15/09 8                                                                 1,200,000            1,194,000
 7.75% Sr. Nts., 8/1/10 5                                                                  1,550,000            1,542,250
 8.50% Sr. Nts., 4/15/11                                                                   2,500,000            2,556,250
 9.875% Sr. Unsec. Nts., 10/15/07 8                                                        8,610,000            9,255,750
---------------------------------------------------------------------------------------------------------------------------
 CMS Energy X-TRAS Pass-Through Trust I, 7% Sr. Unsec.
 Pass-Through Certificates, 1/15/05                                                        5,200,000            5,187,000
---------------------------------------------------------------------------------------------------------------------------
 Edison Mission Energy:
 9.875% Sr. Unsec. Nts., 4/15/11                                                           1,900,000            1,634,000
 10% Sr. Unsec. Nts., 8/15/08                                                              5,200,000            4,602,000
---------------------------------------------------------------------------------------------------------------------------
 El Paso Electric Co., 9.40% First Mtg. Sec. Nts., Series E, 5/1/11                        4,000,000            4,720,128
---------------------------------------------------------------------------------------------------------------------------
 Funding Corp./Beaver Valley Funding Corp., 9% Second Lease
 Obligation Bonds, 6/1/17                                                                    956,000            1,062,030
---------------------------------------------------------------------------------------------------------------------------
 Messer Griesheim Holding AG, 10.375% Sr. Nts., 6/1/11 [EUR]                               3,000,000            3,991,494
---------------------------------------------------------------------------------------------------------------------------
 Mirant Americas Generation LLC:
 7.625% Sr. Unsec. Nts., 5/1/06 3                                                          2,300,000            1,834,250
 8.30% Sr. Unsec. Nts., 5/1/11 3                                                             700,000              556,500
---------------------------------------------------------------------------------------------------------------------------
 MSW Energy Holdings LLC/MSW Energy Finance Co., Inc.,
 8.50% Sr. Sec. Nts., 9/1/10 5                                                             1,550,000            1,627,500
---------------------------------------------------------------------------------------------------------------------------
 PG&E Corp., 6.875% Sr. Sec. Nts., 7/15/08 5                                               3,100,000            3,270,500
---------------------------------------------------------------------------------------------------------------------------
 Reliant Resources, Inc.:
 9.25% Sr. Sec. Nts., 7/15/10 5                                                            2,300,000            2,093,000
 9.50% Sr. Sec. Nts., 7/15/13 5                                                            3,000,000            2,715,000
---------------------------------------------------------------------------------------------------------------------------
 Westar Energy, Inc., 9.75% Sr. Unsec. Nts., 5/15/07                                       1,200,000            1,353,000
                                                                                                          -----------------
                                                                                                              105,470,042

---------------------------------------------------------------------------------------------------------------------------
 Gas Utilities--1.1%
 AmeriGas Partners LP/AmeriGas Eagle Finance Corp.,
 8.875% Sr. Unsec. Nts., Series B, 5/20/11 10                                              6,400,000            6,896,000
---------------------------------------------------------------------------------------------------------------------------
 ANR Pipeline Co., 8.875% Sr. Nts., 3/15/10                                                1,800,000            1,935,000
---------------------------------------------------------------------------------------------------------------------------
 El Paso Corp., 7.875% Sr. Unsec. Nts., 6/15/12 8                                          9,185,000            7,761,325



38  |  OPPENHEIMER STRATEGIC INCOME FUND

                                                                                           Principal         Market Value
                                                                                              Amount           See Note 1
---------------------------------------------------------------------------------------------------------------------------
 Gas Utilities Continued
 El Paso Energy Corp., 7.625% Nts., 7/15/11 8                                          $   6,875,000      $     5,706,250
---------------------------------------------------------------------------------------------------------------------------
 NiSource Finance Corp., 7.875% Sr. Unsec. Nts., 11/15/10                                  1,259,000            1,503,073
---------------------------------------------------------------------------------------------------------------------------
 SEMCO Energy, Inc.:
 7.125% Sr. Nts., 5/15/08 5                                                                1,200,000            1,212,000
 7.75% Sr. Nts., 5/15/13 5,8                                                               1,200,000            1,215,000
---------------------------------------------------------------------------------------------------------------------------
 Southern Natural Gas Co.:
 7.35% Nts., 2/15/31                                                                       3,100,000            2,867,500
 8% Sr. Unsub. Nts., 3/1/32                                                                4,500,000            4,398,750
 8.875% Sr. Nts., 3/15/10 8                                                                2,700,000            2,902,500
---------------------------------------------------------------------------------------------------------------------------
 Tennessee Gas Pipeline Co., 7.50% Bonds, 4/1/17                                          14,050,000           13,488,000
---------------------------------------------------------------------------------------------------------------------------
 Williams Cos., Inc. (The), 7.125% Nts., 9/1/11                                           18,450,000           18,311,625
                                                                                                          -----------------
                                                                                                               68,197,023

---------------------------------------------------------------------------------------------------------------------------
 Multi-Utilities & Unregulated Power--0.8%
 AES Red Oak LLC, 8.54% Sr. Sec. Bonds, Series A, 11/30/19                                 3,892,946            4,019,467
---------------------------------------------------------------------------------------------------------------------------
 Aquila, Inc., 7% Sr. Unsec. Nts., 7/15/04 8                                               1,000,000            1,000,000
---------------------------------------------------------------------------------------------------------------------------
 Consumers Energy Co.:
 6.375% Sr. Sec. Nts., 2/1/08                                                              1,200,000            1,317,395
 7.375% Nts., 9/15/23                                                                      1,900,000            1,969,801
---------------------------------------------------------------------------------------------------------------------------
 Dynegy Holdings, Inc.:
 6.875% Sr. Unsec. Unsub. Nts., 4/1/11                                                    18,850,000           15,881,125
 8.75% Sr. Nts., 2/15/12 8                                                                 6,950,000            6,394,000
 10.125% Sr. Sec. Nts., 7/15/13 5,8                                                        6,600,000            6,996,000
---------------------------------------------------------------------------------------------------------------------------
 El Paso Production Holding Co., 7.75% Sr. Nts., 6/1/13 5                                  4,800,000            4,584,000
---------------------------------------------------------------------------------------------------------------------------
 Mirant Mid-Atlantic LLC, 8.625% Sec. Pass-Through Certificates,
 Series A, 6/30/12                                                                         3,141,232            3,127,489
---------------------------------------------------------------------------------------------------------------------------
 Williams Cos., Inc. (The):
 8.625% Sr. Nts., 6/1/10 8                                                                 3,200,000            3,416,000
 9.25% Sr. Unsec. Unsub. Nts., 3/15/04 8                                                   2,800,000            2,870,000
---------------------------------------------------------------------------------------------------------------------------
 Williams Holdings of Delaware, Inc., 6.50% Nts., 12/1/08                                  1,100,000            1,072,500
                                                                                                          -----------------
                                                                                                               52,647,777

---------------------------------------------------------------------------------------------------------------------------
 Water Utilities--0.0%
 National Waterworks, Inc., 10.50% Sr. Unsec. Sub. Nts., Series B, 12/1/12 1               1,900,000            2,085,250
                                                                                                          -----------------
 Total Corporate Bonds and Notes (Cost $2,435,075,581)                                                      2,310,147,436

                                                                                              Shares
---------------------------------------------------------------------------------------------------------------------------
 Preferred Stocks--0.9%
---------------------------------------------------------------------------------------------------------------------------
 AmeriKing, Inc., 13% Cum. Sr. Exchangeable, Non-Vtg. 1,4,14                                 338,141                3,381
---------------------------------------------------------------------------------------------------------------------------
 Crown American Realty Trust, 11% Cum., Series A, Non-Vtg.                                    49,500            2,838,825
---------------------------------------------------------------------------------------------------------------------------
 CSC Holdings, Inc., 11.125% Cum., Series M, Non-Vtg. 14                                      85,396            8,945,231
---------------------------------------------------------------------------------------------------------------------------
 Doane Pet Care Co., 14.25% Jr. Sub. Debs., Non-Vtg. 1,4                                     255,000           10,263,750
---------------------------------------------------------------------------------------------------------------------------
 Dobson Communications Corp.:
 6% Cv., Series F (converts into Dobson Communications Corp.,
 Cl. A common stock), Non-Vtg. 4                                                               6,800            1,372,750
 12.25% Sr. Exchangeable, Non-Vtg. 14                                                              1                1,064
---------------------------------------------------------------------------------------------------------------------------
 e.spire Communications, Inc., 12.75% Jr. Redeemable, Non-Vtg. 1,4,14                         11,723                1,172



39  |  OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                             Market Value
                                                                                              Shares           See Note 1
---------------------------------------------------------------------------------------------------------------------------
 Preferred Stocks Continued
 Eagle-Picher Holdings, Inc., 11.75% Cum. Exchangeable, Series B, Non-Vtg. 1,4                39,000      $     2,583,750
---------------------------------------------------------------------------------------------------------------------------
 Global Crossing Holdings Ltd., 10.50% Sr. Exchangeable, Non-Vtg. 1,4,14                      21,050                   --
---------------------------------------------------------------------------------------------------------------------------
 ICG Holdings, Inc., 14.25% Exchangeable, Non-Vtg. 1,4,14                                      5,773                   --
---------------------------------------------------------------------------------------------------------------------------
 Intermedia Communications, Inc., 13.50% Exchangeable, Series B 1,4,14                             1                   32
---------------------------------------------------------------------------------------------------------------------------
 McLeodUSA, Inc., 2.50% Cv., Series A 4                                                        6,516               46,198
---------------------------------------------------------------------------------------------------------------------------
 Metrocall Holdings, Inc., 15% Cum., Series A 1                                                5,863               65,959
---------------------------------------------------------------------------------------------------------------------------
 Nebco Evans Holdings, Inc., 11.25% Sr. Redeemable Exchangeable,
 Non-Vtg. 1,4,14                                                                              96,993                   --
---------------------------------------------------------------------------------------------------------------------------
 NTL Europe, Inc., 10% Nts., Series A, Non-Vtg. 1                                                323                1,131
---------------------------------------------------------------------------------------------------------------------------
 Paxson Communications Corp.:
 14.25% Cum. 4,14                                                                                 --                2,166
 14.25% Cum. Jr. Exchangeable, Non-Vtg. 14                                                     1,447           13,059,175
---------------------------------------------------------------------------------------------------------------------------
 Rural Cellular Corp., 11.375% Cum., Series B, Non-Vtg. 14                                    10,825            8,849,438
---------------------------------------------------------------------------------------------------------------------------
 SF Holdings Group, Inc., 13.75% Exchangeable, Non-Vtg. 1,4                                        3                2,985
---------------------------------------------------------------------------------------------------------------------------
 Sovereign Real Estate Investment Trust, 12% Non-Cum., Series A 1                             57,800            8,568,850
---------------------------------------------------------------------------------------------------------------------------
 Supermarkets General Holdings Corp., $14.08 Exchangeable 1,4,14                             200,000                   --
---------------------------------------------------------------------------------------------------------------------------
 XO Communications, Inc., 14% Cum. Sr. Exchangeable Redeemable,
 Non-Vtg. 1,4,14                                                                                   3                   --
---------------------------------------------------------------------------------------------------------------------------
 Ziff Davis Holdings, Inc., 10% Nts., Series E-1 1,4                                             240                  600
                                                                                                          -----------------
 Total Preferred Stocks (Cost $92,360,273)                                                                     56,606,457

---------------------------------------------------------------------------------------------------------------------------
 Common Stocks--2.3%
 Adelphia Business Solutions, Inc. 4                                                           6,272                   69
---------------------------------------------------------------------------------------------------------------------------
 Adobe Systems, Inc.                                                                          30,496            1,197,273
---------------------------------------------------------------------------------------------------------------------------
 Albertson's, Inc.                                                                            56,926            1,170,968
---------------------------------------------------------------------------------------------------------------------------
 Allegheny Energy, Inc. 4                                                                    128,913            1,178,265
---------------------------------------------------------------------------------------------------------------------------
 Altera Corp. 4                                                                               53,714            1,015,195
---------------------------------------------------------------------------------------------------------------------------
 Altria Group, Inc.                                                                           28,770            1,260,126
---------------------------------------------------------------------------------------------------------------------------
 AO VimpelCom, Sponsored ADR 4                                                                20,685            1,258,889
---------------------------------------------------------------------------------------------------------------------------
 Apache Corp.                                                                                 17,511            1,214,213
---------------------------------------------------------------------------------------------------------------------------
 Arch Wireless, Inc., Cl. A 4                                                                 53,116              597,024
---------------------------------------------------------------------------------------------------------------------------
 AutoNation, Inc. 4                                                                           63,288            1,110,072
---------------------------------------------------------------------------------------------------------------------------
 Bank Pekao SA, Sponsored GDR                                                                 52,692            1,508,730
---------------------------------------------------------------------------------------------------------------------------
 Bear Stearns Cos., Inc. (The)                                                                16,641            1,244,747
---------------------------------------------------------------------------------------------------------------------------
 Best Buy Co., Inc. 4                                                                         22,573            1,072,669
---------------------------------------------------------------------------------------------------------------------------
 Brasil Telecom Participacoes SA, Sponsored ADR                                               86,125            3,298,587
---------------------------------------------------------------------------------------------------------------------------
 Burlington Resources, Inc.                                                                   24,860            1,198,252
---------------------------------------------------------------------------------------------------------------------------
 Capital One Financial Corp.                                                                  21,637            1,234,174
---------------------------------------------------------------------------------------------------------------------------
 Cavco Industries, Inc. 4                                                                        770               16,555
---------------------------------------------------------------------------------------------------------------------------
 CenterPoint Energy, Inc.                                                                    136,700            1,253,539
---------------------------------------------------------------------------------------------------------------------------
 Centex Corp.                                                                                 16,215            1,262,824
---------------------------------------------------------------------------------------------------------------------------
 Cesky Telecom AS, GDR 4                                                                     121,441            1,196,194

40  |  OPPENHEIMER STRATEGIC INCOME FUND

                                                                                                             Market Value
                                                                                              Shares           See Note 1
---------------------------------------------------------------------------------------------------------------------------
 Common Stocks Continued
 Charles River Laboratories International, Inc. 4                                             45,220      $     1,387,802
---------------------------------------------------------------------------------------------------------------------------
 Chesapeake Energy Corp.                                                                     875,000            9,432,500
---------------------------------------------------------------------------------------------------------------------------
 Chiquita Brands International, Inc. 4                                                        88,293            1,562,786
---------------------------------------------------------------------------------------------------------------------------
 Citrix Systems, Inc. 4                                                                       57,530            1,270,262
---------------------------------------------------------------------------------------------------------------------------
 Classic Cable, Inc. 4                                                                         7,208                   --
---------------------------------------------------------------------------------------------------------------------------
 Companhia de Bebidas das Americas, ADR                                                      188,400            4,078,860
---------------------------------------------------------------------------------------------------------------------------
 Companhia Siderurgica Nacional SA, Sponsored ADR                                             10,390              369,053
---------------------------------------------------------------------------------------------------------------------------
 Companhia Vale do Rio Doce, ADR                                                              51,520            2,103,046
---------------------------------------------------------------------------------------------------------------------------
 Compuware Corp. 4                                                                           194,175            1,040,778
---------------------------------------------------------------------------------------------------------------------------
 Conseco, Inc. 4                                                                             142,199            2,568,114
---------------------------------------------------------------------------------------------------------------------------
 Cooper Industries Ltd., Cl. A                                                                23,424            1,125,055
---------------------------------------------------------------------------------------------------------------------------
 Countrywide Financial Corp.                                                                  17,423            1,363,872
---------------------------------------------------------------------------------------------------------------------------
 Covad Communications Group, Inc. 4                                                          168,383              931,158
---------------------------------------------------------------------------------------------------------------------------
 Criimi MAE, Inc. 4                                                                          431,792            4,482,001
---------------------------------------------------------------------------------------------------------------------------
 Devon Energy Corp.                                                                           23,220            1,118,972
---------------------------------------------------------------------------------------------------------------------------
 Dobson Communications Corp., Cl. A 4                                                        437,675            2,843,137
---------------------------------------------------------------------------------------------------------------------------
 Dollar General Corp.                                                                         52,379            1,047,580
---------------------------------------------------------------------------------------------------------------------------
 Edison International 4                                                                       63,517            1,213,175
---------------------------------------------------------------------------------------------------------------------------
 Equinix, Inc. 4                                                                             133,114            2,481,245
---------------------------------------------------------------------------------------------------------------------------
 Federated Department Stores, Inc.                                                            27,041            1,133,018
---------------------------------------------------------------------------------------------------------------------------
 Freddie Mac                                                                                  22,272            1,165,939
---------------------------------------------------------------------------------------------------------------------------
 Gap, Inc. (The)                                                                              57,061              976,884
---------------------------------------------------------------------------------------------------------------------------
 Gedeon Richter Rt, GDR, S Shares                                                             10,499            1,028,902
---------------------------------------------------------------------------------------------------------------------------
 General Motors Corp.                                                                         28,249            1,156,232
---------------------------------------------------------------------------------------------------------------------------
 Geotek Communications, Inc. 1,4                                                               6,475                   --
---------------------------------------------------------------------------------------------------------------------------
 Geotek Communications, Inc., Series B, Escrow Shares 1,4                                        625                   --
---------------------------------------------------------------------------------------------------------------------------
 Globix Corp. 1,4                                                                            100,917              252,292
---------------------------------------------------------------------------------------------------------------------------
 Horizon Natural Resources Co. 1,4                                                           133,333                   --
---------------------------------------------------------------------------------------------------------------------------
 ICO Global Communication Holdings Ltd. 1,4                                                  276,705              235,199
---------------------------------------------------------------------------------------------------------------------------
 J. C. Penney Co., Inc. (Holding Co.)                                                         54,595            1,166,695
---------------------------------------------------------------------------------------------------------------------------
 JSC Mining & Metallurgical Co. Norilsk Nickel, ADR                                           28,135            1,396,199
---------------------------------------------------------------------------------------------------------------------------
 KB Home                                                                                      20,856            1,244,269
---------------------------------------------------------------------------------------------------------------------------
 KGHM Polska Miedz SA, GDR 4                                                                  48,216              501,446
---------------------------------------------------------------------------------------------------------------------------
 Komercni Banka AS, GDR                                                                       81,233            2,367,942
---------------------------------------------------------------------------------------------------------------------------
 Kroger Co. (The) 4                                                                           62,048            1,108,798
---------------------------------------------------------------------------------------------------------------------------
 Ladish Co., Inc. 4                                                                           30,000              187,500
---------------------------------------------------------------------------------------------------------------------------
 LUKOIL, Sponsored ADR                                                                        13,205            1,090,205
---------------------------------------------------------------------------------------------------------------------------
 Magyar Tavkozlesi Rt, Sponsored ADR                                                          68,963            1,288,918
---------------------------------------------------------------------------------------------------------------------------
 Manitowoc Co., Inc. (The)                                                                     7,919              171,763
---------------------------------------------------------------------------------------------------------------------------
 Marathon Oil Corp.                                                                           42,328            1,206,348
---------------------------------------------------------------------------------------------------------------------------
 MBIA, Inc.                                                                                   21,138            1,161,956

41  |  OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                             Market Value
                                                                                              Shares           See Note 1
---------------------------------------------------------------------------------------------------------------------------
 Common Stocks Continued
 Metrocall Holdings, Inc. 4                                                                    6,801      $       986,145
---------------------------------------------------------------------------------------------------------------------------
 MGIC Investment Corp.                                                                        20,819            1,084,045
---------------------------------------------------------------------------------------------------------------------------
 Microcell Telecommunications, Inc. 4                                                         45,738              584,668
---------------------------------------------------------------------------------------------------------------------------
 Microcell Telecommunications, Inc., Cl. A 4                                                     381                4,659
---------------------------------------------------------------------------------------------------------------------------
 Microcell Telecommunications, Inc., Cl. B 4                                                  45,465              539,401
---------------------------------------------------------------------------------------------------------------------------
 MOL Magyar Olaj-es Gazipari Rt, Sponsored GDR                                                44,938            1,244,783
---------------------------------------------------------------------------------------------------------------------------
 Network Appliance, Inc. 4                                                                    53,050            1,089,117
---------------------------------------------------------------------------------------------------------------------------
 Nextel Communications, Inc., Cl. A 4                                                         61,567            1,212,254
---------------------------------------------------------------------------------------------------------------------------
 Nordstrom, Inc.                                                                              45,714            1,134,164
---------------------------------------------------------------------------------------------------------------------------
 NTL, Inc. 4                                                                                 259,147           12,211,007
---------------------------------------------------------------------------------------------------------------------------
 OAO Gazprom, Sponsored ADR                                                                   50,020            1,240,496
---------------------------------------------------------------------------------------------------------------------------
 Occidental Petroleum Corp.                                                                   33,987            1,197,362
---------------------------------------------------------------------------------------------------------------------------
 Orbital Sciences Corp. 4                                                                     36,365              337,467
---------------------------------------------------------------------------------------------------------------------------
 OTP Bank Ltd., GDR, S Shares 4                                                               86,263            2,053,059
---------------------------------------------------------------------------------------------------------------------------
 Paccar, Inc.                                                                                 13,984            1,044,465
---------------------------------------------------------------------------------------------------------------------------
 PerkinElmer, Inc.                                                                            73,037            1,118,196
---------------------------------------------------------------------------------------------------------------------------
 Petroleo Brasileiro SA, Sponsored ADR                                                       189,770            4,351,426
---------------------------------------------------------------------------------------------------------------------------
 Pioneer Cos., Inc. 4                                                                        165,394              756,678
---------------------------------------------------------------------------------------------------------------------------
 Polski Koncern Naftowy Orlen SA, GDR                                                        123,888            1,499,045
---------------------------------------------------------------------------------------------------------------------------
 Polymer Group, Inc., Cl. A 1,4                                                                6,989               38,824
---------------------------------------------------------------------------------------------------------------------------
 Prandium, Inc. 4,16                                                                       1,019,757              316,125
---------------------------------------------------------------------------------------------------------------------------
 Premier Holdings Ltd. 1,4,16                                                                799,833                   --
---------------------------------------------------------------------------------------------------------------------------
 Public Service Enterprise Group, Inc.                                                        27,759            1,165,878
---------------------------------------------------------------------------------------------------------------------------
 Pulte Homes, Inc.                                                                            18,013            1,225,064
---------------------------------------------------------------------------------------------------------------------------
 RadioShack Corp.                                                                             38,011            1,079,893
---------------------------------------------------------------------------------------------------------------------------
 Scientific-Atlanta, Inc.                                                                     33,441            1,041,687
---------------------------------------------------------------------------------------------------------------------------
 Sears Roebuck & Co.                                                                          26,226            1,146,863
---------------------------------------------------------------------------------------------------------------------------
 Sempra Energy                                                                                39,894            1,171,288
---------------------------------------------------------------------------------------------------------------------------
 Sibneft, Sponsored ADR 4                                                                     42,555            1,244,734
---------------------------------------------------------------------------------------------------------------------------
 Southern Pacific Funding Corp., Liquidating Trust 1                                       7,946,502                   --
---------------------------------------------------------------------------------------------------------------------------
 Sprint Corp. (Fon Group)                                                                     80,731            1,219,038
---------------------------------------------------------------------------------------------------------------------------
 Staples, Inc. 4                                                                              48,465            1,151,044
---------------------------------------------------------------------------------------------------------------------------
 Sterling Chemicals, Inc. 4                                                                    9,927              155,109
---------------------------------------------------------------------------------------------------------------------------
 Surgutneftegaz, Sponsored ADR                                                                48,075            1,088,899
---------------------------------------------------------------------------------------------------------------------------
 Symantec Corp. 4                                                                             20,833            1,312,896
---------------------------------------------------------------------------------------------------------------------------
 Telekomunikacja Polska SA, GDR                                                              388,030            1,389,147
---------------------------------------------------------------------------------------------------------------------------
 Tenet Healthcare Corp. 4                                                                     74,086            1,072,765
---------------------------------------------------------------------------------------------------------------------------
 Toys 'R' Us, Inc. 4                                                                          87,912            1,057,581
---------------------------------------------------------------------------------------------------------------------------
 TVMAX Holdings, Inc. 1,4                                                                     56,750                   --
---------------------------------------------------------------------------------------------------------------------------
 UGC Europe, Inc. 4                                                                          171,530            8,979,596
---------------------------------------------------------------------------------------------------------------------------
 United States Steel Corp.                                                                    65,217            1,198,688

42  |  OPPENHEIMER STRATEGIC INCOME FUND

                                                                                                             Market Value
                                                                                              Shares           See Note 1
---------------------------------------------------------------------------------------------------------------------------
 Common Stocks Continued
 Viatel Holding Ltd. (Bermuda) 1,4                                                            37,131      $       144,811
---------------------------------------------------------------------------------------------------------------------------
 Walter Industries, Inc.                                                                      60,000              643,800
---------------------------------------------------------------------------------------------------------------------------
 Washington Mutual, Inc.                                                                      30,395            1,196,651
---------------------------------------------------------------------------------------------------------------------------
 Wilshire Financial Services Group, Inc. 4                                                   560,000            2,598,400
---------------------------------------------------------------------------------------------------------------------------
 Winn-Dixie Stores, Inc.                                                                     117,302            1,131,964
---------------------------------------------------------------------------------------------------------------------------
 WRC Media Corp. 1,4                                                                          15,559                  311
---------------------------------------------------------------------------------------------------------------------------
 XO Communications, Inc. 4                                                                    28,777              166,907
---------------------------------------------------------------------------------------------------------------------------
 YUKOS, ADR                                                                                   20,670            1,281,747
                                                                                                          -----------------
 Total Common Stocks (Cost $171,488,642)                                                                      150,456,413

                                                                                               Units
---------------------------------------------------------------------------------------------------------------------------
 Rights, Warrants and Certificates--1.1%
 American Tower Corp. Wts., Exp. 8/1/08 1,4                                                    6,000              738,000
---------------------------------------------------------------------------------------------------------------------------
 ASAT Finance LLC Wts., Exp. 11/1/06 1,4                                                       2,200                3,025
---------------------------------------------------------------------------------------------------------------------------
 Chesapeake Energy Corp. Wts.:
 Exp. 5/1/05 1,4                                                                              27,926                  279
 Exp. 9/1/04 4                                                                                36,061                1,848
---------------------------------------------------------------------------------------------------------------------------
 Citigroup, Inc. Litigation Wts., Exp. 12/31/50 4                                             48,080               51,926
---------------------------------------------------------------------------------------------------------------------------
 COLO.com, Inc. Wts., Exp. 3/15/10 1,4                                                         6,350                   64
---------------------------------------------------------------------------------------------------------------------------
 Comunicacion Celular SA Wts., Exp. 11/15/03 1,4                                               8,109                   81
---------------------------------------------------------------------------------------------------------------------------
 Concentric Network Corp. Wts., Exp. 12/15/07 1,4                                              4,650                   --
---------------------------------------------------------------------------------------------------------------------------
 Covergent Communications, Inc. Wts., Exp. 4/1/08 1,4                                         18,300                  183
---------------------------------------------------------------------------------------------------------------------------
 e.spire Communications, Inc. Wts., Exp. 11/1/05 1,4                                           5,225                   52
---------------------------------------------------------------------------------------------------------------------------
 HF Holdings, Inc. Wts., Exp. 9/27/09 1,4                                                     34,425                4,647
---------------------------------------------------------------------------------------------------------------------------
 Horizon PCS, Inc. Wts., Exp. 10/1/10 1,4                                                     11,000                   --
---------------------------------------------------------------------------------------------------------------------------
 ICG Communications, Inc. Wts., Exp. 9/15/05 1,4                                              46,860                  469
---------------------------------------------------------------------------------------------------------------------------
 ICO Global Communication Holdings Ltd. Wts.:
 Exp. 5/16/06 1,4                                                                             69,399                  347
 Exp. 5/16/06 1,4                                                                                103                    --
---------------------------------------------------------------------------------------------------------------------------
 Imperial Credit Industries, Inc. Wts., Exp. 1/31/08 1,4                                      86,946                   --
---------------------------------------------------------------------------------------------------------------------------
 Insilco Corp. Wts., Exp. 8/15/07 1,4                                                          7,780                   --
---------------------------------------------------------------------------------------------------------------------------
 IPCS, Inc. Wts., Exp. 6/15/10 1,4                                                             6,600                   66
---------------------------------------------------------------------------------------------------------------------------
 Leap Wireless International, Inc. Wts., Exp. 4/15/10 1,4                                      6,700                   --
---------------------------------------------------------------------------------------------------------------------------
 Long Distance International, Inc. Wts., Exp. 4/13/08 1,4                                      4,160                   --
---------------------------------------------------------------------------------------------------------------------------
 Loral Space & Communications Ltd. Wts., Exp. 1/15/07 1,4                                      6,250                   63
---------------------------------------------------------------------------------------------------------------------------
 McLeodUSA, Inc. Wts., Exp. 4/16/07 1,4                                                       14,440                7,509
---------------------------------------------------------------------------------------------------------------------------
 Microcell Telecommunications, Inc.:
 Cl. A Wts., Exp. 5/1/05 4                                                                    16,888               19,773
 Cl. B Wts., Exp. 5/1/08 4                                                                    28,147               48,599
---------------------------------------------------------------------------------------------------------------------------
 Millenium Seacarriers, Inc. Wts., Exp. 7/15/05 1,4                                            5,800                   58
---------------------------------------------------------------------------------------------------------------------------
 Morgan Stanley Capital I, Inc. All Country Asia Free
 (except for Japan) Wts., Exp. 3/4/05 4                                                    1,413,050           18,169,138
---------------------------------------------------------------------------------------------------------------------------
 Morgan Stanley Capital I, Inc. Basket of countries Wts., Exp. 3/4/05 4                    2,187,446           26,159,229



43  |  OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                                             Market Value
                                                                                               Units           See Note 1
---------------------------------------------------------------------------------------------------------------------------
 Rights, Warrants and Certificates Continued
 Morgan Stanley Capital III, Inc. All Country Asia Free
 (except for Japan) Wts., Exp. 3/4/05 4                                                    2,733,566      $    29,486,156
---------------------------------------------------------------------------------------------------------------------------
 Ntelos, Inc. Wts., Exp. 8/15/10 1,4                                                           8,000                7,000
---------------------------------------------------------------------------------------------------------------------------
 Occidente y Caribe Celular SA Wts., Exp. 3/15/04 1,4                                         21,600                   --
---------------------------------------------------------------------------------------------------------------------------
 PLD Telekom, Inc. Wts., Exp. 6/1/06
 (cv. into Metromedia International Group, Inc.) 1,4                                          16,650                  167
---------------------------------------------------------------------------------------------------------------------------
 Protection One, Inc. Wts.:
 Exp. 11/1/03 1,4                                                                            182,000                   --
 Exp. 6/30/05 1,4                                                                             13,440                   --
---------------------------------------------------------------------------------------------------------------------------
 Real Time Data Co. Wts., Exp. 5/31/04 1,4                                                 2,251,489                   --
---------------------------------------------------------------------------------------------------------------------------
 Republic Technologies International LLC Wts., Exp. 7/15/09 1,4                                4,900                   49
---------------------------------------------------------------------------------------------------------------------------
 Sterling Chemicals, Inc. Wts., Exp. 12/19/08 1,4                                             16,111                   --
---------------------------------------------------------------------------------------------------------------------------
 Telergy, Inc. Wts., Exp. 9/25/10 1,4                                                         18,175                   --
---------------------------------------------------------------------------------------------------------------------------
 Telus Corp. Wts., Exp. 9/15/05 4                                                             12,147               71,522
---------------------------------------------------------------------------------------------------------------------------
 Venezuela (Republic of) Oil Linked Payment Obligation Wts.,
 Exp. 4/15/20 1,4                                                                             18,600                   --
---------------------------------------------------------------------------------------------------------------------------
 Verado Holdings, Inc., Cl. B Wts., Exp. 4/15/08 1,4                                           7,000                  105
---------------------------------------------------------------------------------------------------------------------------
 XO Communications, Inc.:
 Cl. A Wts., Exp. 1/16/10 4                                                                   57,557              105,042
 Cl. B Wts., Exp. 1/16/10 4                                                                   43,168               69,069
 Cl. C Wts., Exp. 1/16/10 4                                                                   43,168               44,463
---------------------------------------------------------------------------------------------------------------------------
 Ziff Davis Holdings, Inc. Wts., Exp. 8/12/12 1,4                                             44,000                  440
                                                                                                          -----------------
 Total Rights, Warrants and Certificates (Cost $65,578,044)                                                    74,989,369

                                                                                           Principal
                                                                                              Amount
---------------------------------------------------------------------------------------------------------------------------
 Structured Notes--8.4%
 Citigroup Global Capital Markets Holdings, Inc.,
 Brazilian Real Linked Nts., 23.18%, 5/20/04 9 [BRR]                                       7,236,940            2,177,386
---------------------------------------------------------------------------------------------------------------------------
 Citigroup Global Markets Holdings, Inc.,
 Argentine Peso Linked Nts., 7/6/04                                                        3,325,000            3,265,815
---------------------------------------------------------------------------------------------------------------------------
 Credit Suisse First Boston Corp. (Cayman):
 Russia (Government of) Linked Bonds, Series 24, 15%, 9/2/05 [RUR]                        82,770,000            2,888,710
 Russia (Government of) Linked Bonds, Series 26, 15%, 3/11/05 [RUR]                       83,913,000            2,888,822
---------------------------------------------------------------------------------------------------------------------------
 Credit Suisse First Boston Corp. (Nassau Branch),
 U.S. Dollar/Philippine Peso Linked Nts., 12.50%, 3/5/12 2 [PHP]                         804,270,000           14,688,645
---------------------------------------------------------------------------------------------------------------------------
 Credit Suisse First Boston Corp. (New York Branch):
 Russian Obligatzii Federal'nogo Zaima Linked Nts., Series 27011,
 10.028%, 10/8/03 1,2 [RUR]                                                              131,512,500            4,301,771
 Russian Obligatzii Federal'nogo Zaima Linked Nts., Series 27011,
 10.028%, 10/8/03 1,2 [RUR]                                                               10,781,020              352,647
 Russian Obligatzii Federal'nogo Zaima Linked Nts., Series 28001,
 10.028%, 1/21/04 1,2 [RUR]                                                               10,781,020              354,973
---------------------------------------------------------------------------------------------------------------------------
 Credit Suisse First Boston International, U.S. Dollar/
 South African Rand Linked Nts., Series FBi 43, 1.065%, 5/23/22 2                         13,740,000           13,329,174



44  |  OPPENHEIMER STRATEGIC INCOME FUND

                                                                                           Principal         Market Value
                                                                                              Amount           See Note 1
---------------------------------------------------------------------------------------------------------------------------
 Structured Notes Continued
---------------------------------------------------------------------------------------------------------------------------
 Deutsche Bank AG, Basket of Emerging Market Currencies Linked Nts.:
 0.85%, 1/20/04                                                                        $  25,470,000      $    25,808,751
 0.85%, 3/24/04                                                                           27,465,000           27,602,325
---------------------------------------------------------------------------------------------------------------------------
 Deutsche Bank AG, Indonesian Rupiah Linked Nts.:
 14%, 6/22/09                                                                             13,171,778           15,331,950
 14%, 6/22/09                                                                              6,708,285            7,383,139
 14%, 6/22/09                                                                              6,147,455            7,055,434
---------------------------------------------------------------------------------------------------------------------------
 Deutsche Bank AG, Peru Credit Default Linked Nts., 4.716%, 4/29/06 2                     22,035,000           22,458,072
---------------------------------------------------------------------------------------------------------------------------
 Deutsche Bank AG, Turkish Lira Treasury Bill Linked Nts, 0.985%, 8/20/04 2               13,210,000           14,437,209
---------------------------------------------------------------------------------------------------------------------------
 Deutsche Bank AG, Venezuela (Republic of) Credit Linked Certificate
 of Deposit, 8.18%, 9/20/06 2                                                             16,900,000           16,455,530
---------------------------------------------------------------------------------------------------------------------------
 Deutsche Bank AG, Venezuela (Republic of) Credit Linked Nts.,
 1.094%, 6/15/04 2                                                                        10,685,000           11,216,044
---------------------------------------------------------------------------------------------------------------------------
 JPMorgan Chase Bank:
 High Yield Beta Index Linked Nts., 10%, 6/20/08 8                                        32,000,000           31,440,000
 High Yield Index B Linked Nts., 9%, 6/20/08 8                                           157,037,037          160,177,778
 High Yield Index-100 Linked Nts., 8%, 6/20/08 8                                          89,100,000           90,882,000
---------------------------------------------------------------------------------------------------------------------------
 JPMorgan Chase Bank, Venezuela (Republic of) Credit Linked
 Certificate of Deposit:
 7.79%, 9/20/05 2                                                                         15,385,000           15,372,692
 7.84%, 9/20/05 2                                                                         15,225,000           15,226,522
---------------------------------------------------------------------------------------------------------------------------
 JPMorgan Chase Bank, Venezuela (Republic of) Credit Linked
 Default Bonds, 7.94%, 9/20/05 2                                                          15,225,000           15,253,927
---------------------------------------------------------------------------------------------------------------------------
 Parametric RE Ltd., Catastrophe Linked Nts., 5.54%, 11/19/07 2,5                          2,400,000            2,444,856
---------------------------------------------------------------------------------------------------------------------------
 Pioneer 2002 Ltd., Sec. Catastrophe Linked Nts.:
 Series 2002-1, Cl. E-A, 5.39%, 6/15/06 2                                                  1,250,000            1,251,812
 Series 2003-II, Cl. A, 7.14%, 6/15/06 1,2                                                 6,250,000            6,385,937
 Series 2003-II, Cl. B, 6.14%, 6/15/06 1,2                                                 6,250,000            6,329,063
 Series 2003-II, Cl. C, 6.89%, 6/15/06 1,2                                                 6,250,000            6,304,063
---------------------------------------------------------------------------------------------------------------------------
 Swiss Re Capital Markets Corp./Fujiyama Ltd.,
 Catastrophe Linked Nts., 5.13%, 5/16/05 2,5                                               2,500,000            2,510,225
                                                                                                          -----------------
 Total Structured Notes (Cost $546,574,997)                                                                   545,575,272

                                                        Date        Strike                 Contracts
---------------------------------------------------------------------------------------------------------------------------
 Options Purchased--0.2%
 Chilean Peso Call 1,4                               3/22/04           655CLP             18,986,184              400,267
---------------------------------------------------------------------------------------------------------------------------
 Euro Call 1,4                                        4/1/04          1.20EUR            192,325,000            3,577,245
---------------------------------------------------------------------------------------------------------------------------
 Japanese Yen Call 1,4                                6/1/04           107JPY          8,608,000,000            1,768,083
---------------------------------------------------------------------------------------------------------------------------
 Japanese Yen Put 1,4                                2/25/04           122EUR             42,280,000              417,304
---------------------------------------------------------------------------------------------------------------------------
 Standard & Poor's 500 Index Futures,
 12/18/03 Put                                       11/21/03        $1,005                       414            3,736,350
                                                                                                          -----------------
 Total Options Purchased (Cost $8,976,593)                                                                      9,899,249



45  |  OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF INVESTMENTS  Continued
--------------------------------------------------------------------------------

                                                                                           Principal         Market Value
                                                                                              Amount           See Note 1
---------------------------------------------------------------------------------------------------------------------------
 Joint Repurchase Agreements--1.2%
 Undivided interest of 12.92% in joint repurchase agreement (Principal
 Amount/Market Value $626,785,000, with a maturity value of $626,801,192) with
 Banc One Capital Markets, Inc., 0.93%, dated 9/30/03, to be repurchased at
 $80,999,092 on 10/1/03, collateralized by U.S. Treasury Nts., 7.25%, 5/15/04, with a value of $53,265,500, U.S. Treasury Bonds, 1.75%--9%, 9/30/05--8/15/23,
 with a value of $448,490,782 and U.S. Treasury Bills, 2/5/04--2/19/04, with
 a value of $138,244,579 (Cost $80,997,000)                                            $  80,997,000      $    80,997,000

---------------------------------------------------------------------------------------------------------------------------
 Total Investments, at Value (Cost $7,280,049,876)                                           109.8%         7,164,615,997
---------------------------------------------------------------------------------------------------------------------------
 Liabilities in Excess of Other Assets                                                        (9.8)          (636,700,790)
                                                                                       ------------------------------------
 Net Assets                                                                                  100.0%       $ 6,527,915,207
                                                                                       ====================================



Footnotes to Statement of Investments
Principal amount and strike are reported in U.S. dollars, except for those denoted in the following currencies:


ARP    Argentine Peso
BRR    Brazilian Real
CAD    Canadian Dollar
CLP    Chilean Peso
DEM    German Mark
DKK    Danish Krone
EUR    Euro
FRF    French Franc
GBP    British Pound Sterling
JPY    Japanese Yen
PHP    Philippines Peso
RUR    Russian Ruble
SEK    Swedish Krona

1. Identifies issues considered to be illiquid or restricted. See Note 11 of Notes to Financial Statements.
2. Represents the current interest rate for a variable or increasing rate security.
3. Issuer is in default. See Note 1 of Notes to Financial Statements.
4. Non-income producing security.
5. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Trustees. These securities amount to $371,018,228 or 5.68% of the Fund's net assets as of September 30, 2003.
6. Delayed settlement security to be delivered and settled after September 30, 2003. See Note 1 of Notes to Financial Statements.
7. Interest-Only Strips represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. These securities typically decline in price as interest rates decline. Most other fixed income securities increase in price when interest rates decline. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The price of these securities is typically more sensitive to changes in prepayment rates than traditional mortgage-backed securities (for example, GNMA pass-throughs). Interest rates disclosed represent current yields based upon the current cost basis and estimated timing and amount of future cash flows. These securities amount to $33,347,302 or 0.51% of the Fund's net assets as of September 30, 2003.
8. Partial or fully-loaned security--See Note 12 of Notes to Financial
Statements.
9. Zero coupon bond reflects effective yield on the date of purchase.
10. Securities with an aggregate market value of $23,186,304 are held in collateralized accounts to cover initial margin requirements on open futures sales contracts. See Note 6 of Notes to Financial Statements.
11. A sufficient amount of securities has been designated to cover outstanding foreign currency contracts. See Note 5 of Notes to Financial Statements.


46  |  OPPENHEIMER STRATEGIC INCOME FUND

12. A sufficient amount of liquid assets has been designated to cover outstanding written options, as follows:

                      Contracts             Expiration           Exercise            Premium      Market Value
                Subject to Call                  Dates              Price           Received        See Note 1
--------------------------------------------------------------------------------------------------------------
 Chilean Peso            18,986                3/22/04              665.00CLP     $  446,173        $  562,938
 Japanese Yen            84,560                4/28/04              141.00JPY      1,178,420           289,195
 Japanese Yen            42,280                2/25/04              132.00EUR        485,887           655,763
 Japanese Yen            31,174      10/23/03-10/30/03              110.00JPY      2,840,757         2,318,022
 Thailand Baht            8,600               10/27/03              140.00THB         56,330            56,760
                                                                                  ----------------------------
                                                                                   5,007,567         3,882,678
                                                                                  ----------------------------
                      Contracts
                 Subject to Put
--------------------------------------------------------------------------------------------------------------
 Japanese Yen             9,703                 6/1/04          120.00JPY          1,811,227           595,764
 Thailand Baht            8,600               10/27/03           40.50THB             34,830            20,210
                                                                                  ----------------------------
                                                                                   1,846,057           615,974
                                                                                  ----------------------------
                                                                                  $6,853,624        $4,498,652
                                                                                  ============================

13. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.
14. Interest or dividend is paid-in-kind.
15. Units may be comprised of several components, such as debt and equity and/or warrants to purchase equity at some point in the future. For units, which represent debt securities, principal amount disclosed represents total underlying principal.
16. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended September 30, 2003. The aggregate fair value of securities of affiliated companies held by the Fund as of September 30, 2003 amounts to $316,125. Transactions during the period in which the issuer was an affiliate are as follows:

                                     Shares        Gross          Gross             Shares        Unrealized
                             Sept. 30, 2002    Additions     Reductions     Sept. 30, 2003      Depreciation
------------------------------------------------------------------------------------------------------------
 Stocks and/or Warrants
 Prandium, Inc.                   1,019,757           --             --          1,019,757       $11,669,875
 Premier Holdings Ltd.              799,833           --             --            799,833                --
                                                                                                 -----------
                                                                                                 $11,669,875
                                                                                                 ===========

See accompanying Notes to Financial Statements.


47  |  OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES  September 30, 2003
--------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------
 Assets
 Investments, at value--see accompanying statement:
 Unaffiliated companies (cost $7,268,063,876)                                               $7,164,299,872
 Affiliated companies (cost $11,986,000)                                                           316,125
                                                                                            ---------------
                                                                                             7,164,615,997
-----------------------------------------------------------------------------------------------------------
 Cash                                                                                            9,383,247
-----------------------------------------------------------------------------------------------------------
 Cash--foreign currencies (cost $35,702)                                                            35,891
-----------------------------------------------------------------------------------------------------------
 Collateral for securities loaned                                                              588,906,159
-----------------------------------------------------------------------------------------------------------
 Unrealized appreciation on foreign currency contracts                                          34,547,946
-----------------------------------------------------------------------------------------------------------
 Receivables and other assets:
 Interest, dividends and principal paydowns                                                    102,015,903
 Investments sold (including $15,860,173 sold on a delayed settlement basis)                    60,472,674
 Shares of beneficial interest sold                                                              8,621,604
 Futures margins                                                                                 6,740,676
 Other                                                                                             331,906
                                                                                            ---------------
 Total assets                                                                                7,975,672,003

-----------------------------------------------------------------------------------------------------------
 Liabilities
 Return of collateral for securities loaned                                                    588,906,159
-----------------------------------------------------------------------------------------------------------
 Unrealized depreciation on foreign currency contracts                                          15,578,484
-----------------------------------------------------------------------------------------------------------
 Options written, at value (premiums received $6,853,624)--see accompanying statement            4,498,652
-----------------------------------------------------------------------------------------------------------
 Swaptions written, at value (premiums received $395,561)--see accompanying statement              210,508
-----------------------------------------------------------------------------------------------------------
 Payables and other liabilities:
 Investments purchased (including $745,964,382 purchased on a delayed statement basis)         803,960,305
 Closed foreign currency contracts                                                              12,274,625
 Shares of beneficial interest redeemed                                                         11,459,381
 Dividends                                                                                       3,941,132
 Distribution and service plan fees                                                              3,833,112
 Swap contract                                                                                   1,295,578
 Transfer and shareholder servicing agent fees                                                     900,100
 Shareholder reports                                                                               643,607
 Trustees' compensation                                                                             37,209
 Other                                                                                             217,944
                                                                                            ---------------
 Total liabilities                                                                           1,447,756,796


-----------------------------------------------------------------------------------------------------------
 Net Assets                                                                                 $6,527,915,207
                                                                                            ===============

-----------------------------------------------------------------------------------------------------------
 Composition of Net Assets
 Par value of shares of beneficial interest                                                 $    1,598,743
-----------------------------------------------------------------------------------------------------------
 Additional paid-in capital                                                                  7,806,869,657
-----------------------------------------------------------------------------------------------------------
 Overdistributed net investment income                                                         (26,416,177)
-----------------------------------------------------------------------------------------------------------
 Accumulated net realized loss on investments and foreign currency transactions             (1,179,105,482)
-----------------------------------------------------------------------------------------------------------
 Net unrealized depreciation on investments and translation of assets and
 liabilities denominated in foreign currencies                                                 (75,031,534)
                                                                                            ---------------
 Net Assets                                                                                 $6,527,915,207
                                                                                            ===============





48  |  OPPENHEIMER STRATEGIC INCOME FUND

----------------------------------------------------------------------------------------------
 Net Asset Value Per Share
 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $3,873,017,762 and 949,148,024 shares of beneficial interest outstanding)              $4.08
 Maximum offering price per share (net asset value plus sales charge of
 4.75% of offering price)                                                               $4.28
----------------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of
 $1,686,295,194 and 411,775,837 shares of beneficial interest outstanding)              $4.10
----------------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $698,196,252
 and 171,429,718 shares of beneficial interest outstanding)                             $4.07
----------------------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $30,109,834
 and 7,373,613 shares of beneficial interest outstanding)                               $4.08
----------------------------------------------------------------------------------------------
 Class Y Shares:
 Net asset value, redemption price and offering price per share (based on net
 assets of $240,296,165 and 59,015,579 shares of beneficial interest outstanding)       $4.07



 See accompanying Notes to Financial Statements.




49  |  OPPENHEIMER STRATEGIC INCOME FUND

STATEMENT OF OPERATIONS  For the Year Ended September 30, 2003
--------------------------------------------------------------------------------


----------------------------------------------------------------------------------------------------------------
 Investment Income
 Interest (net of foreign withholding taxes of $139,783)                                         $  455,805,209
----------------------------------------------------------------------------------------------------------------
 Dividends (net of foreign withholding taxes of $57,828)                                              6,625,529
----------------------------------------------------------------------------------------------------------------
 Lending fees                                                                                           180,468
                                                                                                 ---------------
 Total investment income                                                                            462,611,206

----------------------------------------------------------------------------------------------------------------
 Expenses
----------------------------------------------------------------------------------------------------------------
 Management fees                                                                                     32,424,727
 Distribution and service plan fees:
 Class A                                                                                              8,660,139
 Class B                                                                                             17,575,847
 Class C                                                                                              6,232,376
 Class N                                                                                                112,928
----------------------------------------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                                                              5,069,181
 Class B                                                                                              2,182,038
 Class C                                                                                                780,257
 Class N                                                                                                 64,078
 Class Y                                                                                              1,647,219
----------------------------------------------------------------------------------------------------------------
 Shareholder reports                                                                                    747,393
----------------------------------------------------------------------------------------------------------------
 Custodian fees and expenses                                                                            698,630
----------------------------------------------------------------------------------------------------------------
 Trustees' compensation                                                                                 194,499
----------------------------------------------------------------------------------------------------------------
 Other                                                                                                  254,723
                                                                                                 ---------------
 Total expenses                                                                                      76,644,035
 Less reduction to custodian expenses                                                                   (76,611)
 Less voluntary waiver of transfer and shareholder servicing agent fees--Class Y                       (978,905)
                                                                                                 ---------------
 Net expenses                                                                                        75,588,519


----------------------------------------------------------------------------------------------------------------
 Net Investment Income                                                                              387,022,687

----------------------------------------------------------------------------------------------------------------
 Realized and Unrealized Gain (Loss)
 Net realized gain (loss) on:
 Investments (including premiums on options exercised)                                             (197,258,234)
 Closing of futures contracts                                                                       (31,459,200)
 Closing and expiration of option contracts written                                                   1,705,390
 Foreign currency transactions                                                                       48,585,976
                                                                                                 ---------------
 Net realized loss                                                                                 (178,426,068)
----------------------------------------------------------------------------------------------------------------
 Net change in unrealized depreciation on:
 Investments                                                                                        789,582,547
 Translation of assets and liabilities denominated in foreign currencies                             80,586,248
 Futures contracts                                                                                   (6,780,389)
                                                                                                 ---------------
 Net change in unrealized depreciation                                                              863,388,406


----------------------------------------------------------------------------------------------------------------
 Net Increase in Net Assets Resulting from Operations                                            $1,071,985,025
                                                                                                 ===============




 See accompanying Notes to Financial Statements.




50  |  OPPENHEIMER STRATEGIC INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


 Year Ended September 30,                                                        2003                     2002
---------------------------------------------------------------------------------------------------------------
 Operations
 Net investment income                                                 $  387,022,687           $  457,975,004
---------------------------------------------------------------------------------------------------------------
 Net realized loss                                                       (178,426,068)            (159,493,130)
---------------------------------------------------------------------------------------------------------------
 Net change in unrealized depreciation                                    863,388,406               81,078,629
                                                                       ----------------------------------------
 Net increase in net assets resulting from operations                   1,071,985,025              379,560,503

---------------------------------------------------------------------------------------------------------------
 Dividends and/or Distributions to Shareholders
 Dividends from net investment income:
 Class A                                                                 (228,607,620)            (265,599,919)
 Class B                                                                 (101,542,711)            (151,627,069)
 Class C                                                                  (35,917,109)             (42,267,132)
 Class N                                                                   (1,359,641)                (694,273)
 Class Y                                                                  (12,603,902)             (10,529,269)
---------------------------------------------------------------------------------------------------------------
 Tax return of capital distribution:
 Class A                                                                           --              (15,387,732)
 Class B                                                                           --               (9,696,394)
 Class C                                                                           --               (2,693,708)
 Class N                                                                           --                  (42,219)
 Class Y                                                                           --                 (603,497)

---------------------------------------------------------------------------------------------------------------
 Beneficial Interest Transactions
 Net increase (decrease) in net assets resulting from beneficial interest transactions:
 Class A                                                                  271,084,579               84,394,819
 Class B                                                                 (358,847,116)            (304,556,289)
 Class C                                                                   59,394,216               27,485,800
 Class N                                                                   12,050,473               12,727,093
 Class Y                                                                   65,509,777               52,746,414

---------------------------------------------------------------------------------------------------------------
 Net Assets
 Total increase (decrease)                                                741,145,971             (246,782,872)
---------------------------------------------------------------------------------------------------------------
 Beginning of period                                                    5,786,769,236            6,033,552,108
                                                                       ----------------------------------------
 End of period [including overdistributed net investment income of
 $26,416,177 and $68,166,742, respectively]                            $6,527,915,207           $5,786,769,236
                                                                       ========================================




 See accompanying Notes to Financial Statements.




51  |  OPPENHEIMER STRATEGIC INCOME FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

 Class A    Year Ended September 30,                       2003         2002          2001          2000           1999
--------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data
 Net asset value, beginning of period                     $3.64        $3.72         $4.18         $4.33          $4.59
--------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                      .26          .32           .36           .43            .42
 Net realized and unrealized gain (loss)                    .43         (.08)         (.43)         (.17)          (.29)
                                                         -----------------------------------------------------------------
 Total from investment operations                           .69          .24          (.07)          .26            .13
--------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                      (.25)        (.30)         (.26)         (.41)          (.39)
 Tax return of capital distribution                          --         (.02)         (.13)           --             --
                                                         -----------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                           (.25)        (.32)         (.39)         (.41)          (.39)
--------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                           $4.08        $3.64         $3.72         $4.18          $4.33
                                                         =================================================================

--------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                       19.59%        6.63%        (1.79)%        6.18%          2.91%

--------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Net assets, end of period (in thousands)            $3,873,018   $3,202,825    $3,186,441    $3,431,763     $3,578,105
--------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                   $3,521,307   $3,263,490    $3,349,859    $3,517,517     $3,798,380
--------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                     6.60%        7.91%         8.90%         9.98%          9.34%
 Total expenses                                            0.95% 3      1.01% 3       0.93% 3       0.95% 3        0.94% 3
--------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                    104%         117%          209%          136%           172%



1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2. Annualized for periods of less than one full year.

3. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.



52  |  OPPENHEIMER STRATEGIC INCOME FUND

 Class B    Year Ended September 30,                2003              2002          2001          2000           1999
------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data
 Net asset value, beginning of period              $3.66             $3.73         $4.19         $4.34           $4.61
------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                               .22               .28           .33           .39             .39
 Net realized and unrealized gain (loss)             .44              (.05)         (.43)         (.17)           (.30)
                                                  ----------------------------------------------------------------------
 Total from investment operations                    .66               .23          (.10)          .22             .09
------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income               (.22)             (.28)         (.24)         (.37)           (.36)
 Tax return of capital distribution                   --              (.02)         (.12)           --              --
                                                  ----------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                    (.22)             (.30)         (.36)         (.37)           (.36)
------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                    $4.10             $3.66         $3.73         $4.19           $4.34
                                                  ======================================================================

------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                18.62%             6.11%        (2.53)%        5.37%           1.92%

------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Net assets, end of period (in thousands)     $1,686,295        $1,847,182    $2,186,638    $2,581,391      $3,380,689
------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)            $1,757,152        $2,056,449    $2,394,886    $2,907,627      $3,838,145
------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets :2
 Net investment income                              5.92%             7.22%         8.14%         9.01%           8.55%
 Total expenses                                     1.68% 3           1.75% 3       1.68% 3       1.71% 3         1.69% 3
------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                             104%              117%          209%          136%            172%



1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.


53  |  OPPENHEIMER STRATEGIC INCOME FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------


 Class C    Year Ended September 30,                        2003         2002         2001         2000          1999
------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data
 Net asset value, beginning of period                      $3.64        $3.71        $4.17        $4.32         $4.59
------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                       .23          .29          .33          .39           .39
 Net realized and unrealized gain (loss)                     .42         (.06)        (.43)        (.17)         (.30)
                                                           -------------------------------------------------------------
 Total from investment operations                            .65          .23         (.10)         .22           .09
------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                       (.22)        (.28)        (.24)        (.37)         (.36)
 Tax return of capital distribution                           --         (.02)        (.12)          --            --
                                                           -------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                            (.22)        (.30)        (.36)        (.37)         (.36)
------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                            $4.07        $3.64        $3.71        $4.17         $4.32
                                                           =============================================================

------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                        18.45%        6.15%       (2.54)%       5.39%         1.92%

------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)               $698,196     $568,487      $553,399     $548,332     $610,686
------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                      $623,598     $571,292      $554,279     $568,742     $650,197
------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                      5.85%        7.15%        8.15%        9.21%         8.58%
 Total expenses                                             1.69% 3      1.75% 3      1.68% 3      1.71% 3       1.69% 3
------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                     104%         117%         209%         136%          172%



1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less
than 0.01%.
See accompanying Notes to Financial Statements.


54  |  OPPENHEIMER STRATEGIC INCOME FUND

 Class  N     Year Ended September 30,                        2003              2002                2001 1
-----------------------------------------------------------------------------------------------------------
 Per Share Operating Data
 Net asset value, beginning of period                        $3.65             $3.72               $4.13
-----------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                         .25               .30                 .22
 Net realized and unrealized gain (loss)                       .42              (.05)               (.41)
                                                             ----------------------------------------------
 Total from investment operations                              .67               .25                (.19)
-----------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                         (.24)             (.30)               (.15)
 Tax return of capital distribution                             --              (.02)               (.07)
                                                             ----------------------------------------------
 Total dividends and/or distributions
 to shareholders                                              (.24)             (.32)               (.22)
-----------------------------------------------------------------------------------------------------------
 Net asset value, end of period                              $4.08             $3.65               $3.72
                                                             ==============================================

-----------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                          18.82%             6.70%              (4.61)%

-----------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Net assets, end of period (in thousands)                  $30,110           $15,508              $3,215
-----------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                         $22,627           $ 8,954              $1,348
-----------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income                                        6.08%             7.07%               9.74%
 Total expenses                                               1.34% 4           1.22% 4             0.98% 4
-----------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                       104%              117%                209%



1. For the period from March 1, 2001 (inception of offering) to September 30, 2001.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.
See accompanying Notes to Financial Statements.


55  |  OPPENHEIMER STRATEGIC INCOME FUND

FINANCIAL HIGHLIGHTS  Continued
--------------------------------------------------------------------------------


 Class Y    Year Ended September 30,                       2003          2002         2001         2000          1999
-----------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data
 Net asset value, beginning of period                     $3.64         $3.71        $4.17        $4.32         $4.59
-----------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                      .26           .32          .36          .46           .44
 Net realized and unrealized gain (loss)                    .42          (.06)        (.42)        (.19)         (.30)
                                                          -------------------------------------------------------------
 Total from investment operations                           .68           .26         (.06)         .27           .14
-----------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                      (.25)         (.31)        (.26)        (.42)         (.41)
 Tax return of capital distribution                          --          (.02)        (.14)          --            --
                                                          -------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                           (.25)         (.33)        (.40)        (.42)         (.41)
-----------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                           $4.07         $3.64        $3.71        $4.17         $4.32
                                                          =============================================================

-----------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                       19.33%         7.06%       (1.58)%       6.55%         3.07%

-----------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Net assets, end of period (in thousands)              $240,296      $152,767     $103,858      $75,748       $48,566
-----------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                     $194,308      $127,992     $ 94,400      $57,127       $32,310
-----------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                     6.57%         7.86%        9.09%       11.39%        10.16%
 Total expenses                                            1.41%         1.74%        1.35%        0.83%         0.57%
 Expenses after expense reimbursement or fee
 waiver and reduction to custodian expenses                0.91%         0.90%        0.78%         N/A 3         N/A 3
-----------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                    104%          117%         209%         136%          172%



1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.


56  |  OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 1. Significant Accounting Policies
 Oppenheimer Strategic Income Fund (the Fund) is a separate series of Oppenheimer Strategic Funds Trust, an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek high current income by investing mainly in debt securities. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.
    The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
 Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
 Structured Notes. The Fund invests in foreign currency-linked structured notes whose market values and redemption prices are linked to foreign currency exchange rates. The Fund also invests in "index-linked" notes whose principal and/or interest payments depend on the performance of an underlying index. The structured notes are leveraged, increasing the volatility of each note's market value relative to the change in the underlying foreign currency exchange rate or underlying index. Fluctuations in value of these securities are recorded as unrealized gains and losses in the accompanying financial statements. The Fund records a realized gain or loss when a structured note is sold or



57  |  OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 1. Significant Accounting Policies Continued matures. As of September 30, 2003, the market value of these securities comprised 8.4% of the Fund's net assets and resulted in unrealized losses of $999,725. The Fund also hedges a portion of the foreign currency exposure generated by these securities, as discussed in Note 5.

--------------------------------------------------------------------------------
 Securities on a Delayed Settlement Basis. Delivery and payment for securities that have been purchased by the Fund on a delayed settlement basis can take place a month or more after the trade date. Normally the settlement date occurs within six months after the trade date; however, the Fund may, from time to time, purchase securities whose settlement date extends six months or more beyond trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments. The purchase of securities on a deferred settlement basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such purchases while remaining substantially fully invested. As of September 30, 2003, the Fund had entered into delayed settlement purchase commitments of $745,964,382. Additionally, the Fund had delayed settlement sale commitments of $15,860,173.
    In connection with its ability to purchase securities on a delayed settlement basis, the Fund may enter into forward roll transactions with respect to mortgage-related securities. Forward roll transactions require the sale of securities for delivery in the current month, and a simultaneous agreement with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. The Fund records the incremental difference between the forward purchase and sale of each forward roll as interest income or realized gain (loss) on investments.
    Risks of entering into forward roll transactions include the potential inability of the counterparty to meet the terms of the agreement; the potential of the Fund to receive inferior securities to what was sold to the counterparty at redelivery; counterparty credit risk; and the potential pay down speed variance between the mortgage-related pools.

--------------------------------------------------------------------------------
 Security Credit Risk. The Fund invests in high-yield securities, which may be subject to a greater degree of credit risk, market fluctuations and loss of income and principal, and may be more sensitive to economic conditions than lower-yielding, higher-rated fixed-income securities. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of September 30, 2003, securities with an aggregate market value of $86,491,371, representing 1.32% of the Fund's net assets, were in default.



58  |  OPPENHEIMER STRATEGIC INCOME FUND

--------------------------------------------------------------------------------
 Foreign Currency Translation. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
    The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
 Joint Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. Secured by U.S. government securities, these balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
 Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
 Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

 The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.



59  |  OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 1. Significant Accounting Policies Continued

                                                                        Net Unrealized
                                                                          Depreciation
                                                                      Based on Cost of
                                                                       Securities  and
      Undistributed     Undistributed               Accumulated      Other Investments
      Net Investment        Long-Term                      Loss     for Federal Income
      Income                     Gain      Carryforward 1,2,3,4           Tax Purposes
      --------------------------------------------------------------------------------
      $20,228,658                 $--            $1,136,669,728           $117,865,111

 1. As of September 30, 2003, the Fund had $1,022,131,149 of net capital loss carryforwards available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions. As of September 30, 2003, details of the capital loss carryforwards were as follows:

                              Expiring
                              ------------------------------
                              2004            $  114,650,580
                              2007                16,381,920
                              2008               358,683,799
                              2009                52,578,252
                              2010               185,647,798
                              2011               294,188,800
                                              --------------
                              Total           $1,022,131,149
                                              ==============

 2. During the fiscal years ended September 30, 2003 and September 30, 2002, the Fund did not utilize any capital loss carryforwards.
 3. As of September 30, 2003, the Fund had $108,416,056 of post-October losses available to offset future realized capital gains, if any. Such losses, if unutilized, will expire in 2012.
 4. The Fund had $6,122,523 of straddle losses which were deferred.

 Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for September 30, 2003. Net assets of the Fund were unaffected by the reclassifications.

        From                          To                            Net
        Ordinary                 Capital    Tax Return       Investment
        Loss                        Loss     of Capital            Loss
        ---------------------------------------------------------------
        $34,758,861          $34,758,861           $--             $--

 The tax character of distributions paid during the years ended September 30, 2003 and September 30, 2002 was as follows:
                                     Year Ended              Year Ended
                             September 30, 2003      September 30, 2002
   --------------------------------------------------------------------
   Distributions paid from:
   Ordinary income                 $380,030,983            $470,717,662
   Return of capital                         --              28,423,550
                                   ------------------------------------
   Total                           $380,030,983            $499,141,212
                                   ====================================


60  |  OPPENHEIMER STRATEGIC INCOME FUND

 The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of September 30, 2003 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

            Federal tax cost of securities
            and other investments                        $10,105,769,435
                                                         ===============

            Gross unrealized appreciation                $   423,704,765
            Gross unrealized depreciation                   (541,569,876)
                                                         ---------------
            Net unrealized depreciation                  $  (117,865,111)
                                                         ===============

-------------------------------------------------------------------------------
 Trustees' Compensation. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or are invested in other selected Oppenheimer funds. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

-------------------------------------------------------------------------------
 Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. Capital gain distributions, if any, are declared and paid annually.

-------------------------------------------------------------------------------
 Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

-------------------------------------------------------------------------------
 Expense Offset Arrangement. The reduction of custodian fees represents earnings on cash balances maintained by the Fund.

-------------------------------------------------------------------------------
 Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

-------------------------------------------------------------------------------
 Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.



61  |  OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 2. Shares of Beneficial Interest
 The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                    Year Ended September 30, 2003            Year Ended September 30, 2002
                                       Shares              Amount             Shares                Amount
-----------------------------------------------------------------------------------------------------------
 Class A
 Sold                             239,075,415       $ 920,837,843        172,101,425         $ 646,946,497
 Dividends and/or
 distributions reinvested          39,925,641         153,907,293         48,064,194           180,500,573
 Redeemed                        (208,815,336)       (803,660,557)      (197,799,204)         (743,052,251)
                                 --------------------------------------------------------------------------
 Net increase                      70,185,720       $ 271,084,579         22,366,415         $  84,394,819
                                 ==========================================================================

-----------------------------------------------------------------------------------------------------------
 Class B
 Sold                              63,952,473       $ 246,602,223         72,239,653         $ 272,446,824
 Dividends and/or
 distributions reinvested          15,896,757          61,263,462         24,126,021            90,899,162
 Redeemed                        (173,280,500)       (666,712,801)      (177,141,272)         (667,902,275)
                                 --------------------------------------------------------------------------
 Net decrease                     (93,431,270)      $(358,847,116)       (80,775,598)        $(304,556,289)
                                 ==========================================================================

-----------------------------------------------------------------------------------------------------------
 Class C
 Sold                              44,468,531       $ 171,414,411         38,283,028         $ 143,665,045
 Dividends and/or
 distributions reinvested           6,320,901          24,316,496          7,553,119            28,283,682
 Redeemed                         (35,649,094)       (136,336,691)       (38,550,880)         (144,462,927)
                                 --------------------------------------------------------------------------
 Net increase                      15,140,338       $  59,394,216          7,285,267         $  27,485,800
                                 ==========================================================================

-----------------------------------------------------------------------------------------------------------
 Class N
 Sold                               4,309,056       $  16,669,277          3,786,342         $  14,209,840
 Dividends and/or
 distributions reinvested             334,213           1,294,796            187,836               702,952
 Redeemed                          (1,522,702)         (5,913,600)          (585,248)           (2,185,699)
                                 --------------------------------------------------------------------------
 Net increase                       3,120,567       $  12,050,473          3,388,930         $  12,727,093
                                 ==========================================================================

-----------------------------------------------------------------------------------------------------------
 Class Y
 Sold                              41,339,112       $ 159,458,161         25,193,404         $  94,584,057
 Dividends and/or
 distributions reinvested           2,467,304           9,527,352          2,410,896             9,023,067
 Redeemed                         (26,811,939)       (103,475,736)       (13,562,379)          (50,860,710)
                                 --------------------------------------------------------------------------
 Net increase                      16,994,477       $  65,509,777         14,041,921         $  52,746,414
                                 ==========================================================================


-------------------------------------------------------------------------------
 3. Purchases and Sales of Securities
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended September 30, 2003, were $7,839,630,741 and $7,216,140,023, respectively.


62  |  OPPENHEIMER STRATEGIC INCOME FUND

--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates
 Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.75% of the first $200 million of average annual net assets of the Fund, 0.72% of the next $200 million, 0.69% of the next $200 million, 0.66% of the next $200 million, 0.60% of the next $200 million, and 0.50% of average annual net assets in excess of $1 billion.

--------------------------------------------------------------------------------
 Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended September 30, 2003, the Fund paid $9,133,117 to OFS for services to the Fund.
    Additionally, Class Y shares are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.35% of average annual net assets for all classes. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
 Distribution and Service Plan (12b-1) Fees. Under its General Distributor's Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

 The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                            Aggregate          Class A       Concessions      Concessions      Concessions    Concessions
                            Front-End        Front-End        on Class A       on Class B       on Class C     on Class N
                        Sales Charges    Sales Charges            Shares           Shares           Shares         Shares
                           on Class A      Retained by       Advanced by      Advanced by      Advanced by    Advanced by
 Year Ended                    Shares      Distributor     Distributor 1    Distributor 1    Distributor 1  Distributor 1
-------------------------------------------------------------------------------------------------------------------------
 September 30, 2003        $5,134,030       $1,418,393          $594,870       $6,186,560       $1,150,531       $122,428

 1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

                               Class A           Class B           Class C           Class N
                            Contingent        Contingent        Contingent        Contingent
                              Deferred          Deferred          Deferred          Deferred
                         Sales Charges     Sales Charges     Sales Charges     Sales Charges
                           Retained by       Retained by       Retained by       Retained by
 Year Ended                Distributor       Distributor       Distributor       Distributor
--------------------------------------------------------------------------------------------
 September 30, 2003           $115,085        $6,274,772           $97,016           $41,724


-------------------------------------------------------------------------------
 Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. For the year ended September 30, 2003, expense under the Class A Plan totaled $8,660,139, all of



63  |  OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates Continued which were paid by the Distributor to recipients, which included $25,427 retained by the Distributor and $554,215 which was paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

--------------------------------------------------------------------------------
 Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and the Fund pays the Distributor an annual asset-based sales charge of 0.25% per year on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan.

 Distribution fees paid to the Distributor for the year ended September 30, 2003, were as follows:

                                                                                     Distributor's
                                                                 Distributor's           Aggregate
                                                                     Aggregate       Uncompensated
                                                                 Uncompensated       Expenses as %
                     Total Expenses     Amount Retained               Expenses       of Net Assets
                         Under Plan      by Distributor             Under Plan            of Class
--------------------------------------------------------------------------------------------------
 Class B Plan           $17,575,847         $12,679,658           $101,273,876                6.01%
 Class C Plan             6,232,376           1,064,235             18,958,511                2.72
 Class N Plan               112,928              91,162                545,064                1.81


-------------------------------------------------------------------------------
 5. Foreign Currency Contracts
 A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
    The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.
    The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gain or loss. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.


64  |  OPPENHEIMER STRATEGIC INCOME FUND

 As of September 30, 2003, the Fund had outstanding foreign currency contracts as follows:

                                                             Contract          Valuation
                                     Expiration                Amount              as of      Unrealized          Unrealized
 Contract Description                     Dates                (000s)     Sept. 30, 2003    Appreciation        Depreciation
-----------------------------------------------------------------------------------------------------------------------------
 Contracts to Purchase
 Argentine Peso [ARP]            5/28/04-6/8/04                36,401ARP    $ 11,794,482     $   415,253         $        --
 British Pound
  Sterling [GBP]                       11/20/03                16,395GBP      27,139,961       1,252,256                  --
 Chilean Peso [CLP]                    11/25/03            13,103,380CLP      19,812,088       1,096,984                  --
 Columbian Peso [COP]                  10/29/03            12,299,560COP       4,237,371              --              24,431
 Euro [EUR]                     11/20/03-3/8/04               184,960EUR     214,931,006      10,332,482              28,623
 Japanese Yen [JPY]            10/14/03-3/17/04            58,830,545JPY     528,462,302      21,089,080              15,239
 Swiss Franc [CHF]                     10/29/03                20,390CHF      15,451,941         298,850                  --
 Turkish Lira [TRL]                    10/27/03         5,114,912,000TRL       3,606,013              --              26,737
                                                                                             --------------------------------
                                                                                              34,484,905              95,030
                                                                                             --------------------------------
 Contracts to Sell
 Australian Dollar [AUD]               10/29/03                25,410AUD      17,143,491          53,997                  --
 British Pound
  Sterling [GBP]                10/29/03-3/9/04                23,570GBP      38,865,706              --           1,007,924
 Canadian Dollar [CAD]                  2/23/04                20,695CAD      15,238,326              --             603,058
 Euro [EUR]                     10/8/03-4/27/04               322,465EUR     374,381,698              --          12,885,891
 Indonesia Rupiah [IDR]                11/12/03           127,453,529IDR      15,182,137              --             632,660
 Japanese Yen [JPY]                     4/27/04               800,000JPY       7,209,516              --             353,921
 New Zealand
  Dollar [NZD]                         10/29/03                27,415NZD      16,227,490           9,044                  --
                                                                                             --------------------------------
                                                                                                  63,041          15,483,454
                                                                                             --------------------------------
 Total unrealized appreciation and depreciation                                              $34,547,946         $15,578,484
                                                                                             ================================


--------------------------------------------------------------------------------
 6. Futures Contracts
 A futures contract is a commitment to buy or sell a specific amount of a commodity or financial instrument at a negotiated price on a stipulated future date. Futures contracts are traded on a commodity exchange. The Fund may buy and sell futures contracts that relate to broadly based securities indices "financial futures" or debt securities "interest rate futures" in order to gain exposure to or protection from changes in market value of stock and bonds or interest rates. The Fund may also buy or write put or call options on these futures contracts.
    The Fund generally sells futures contracts as a hedge against increases in interest rates and decreases in market value of portfolio securities. The Fund may also purchase futures contracts to gain exposure to market changes as it may be more efficient or cost effective than actually buying fixed income securities.
    Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Fund recognizes a realized gain or loss when the contract is closed or has expired.


65  |  OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Continued
-------------------------------------------------------------------------------



-------------------------------------------------------------------------------
 6. Futures Contracts Continued
 Cash held by the broker to cover initial margin requirements on open futures contracts is noted in the Statement of Assets and Liabilities. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are noted in the Statement of Investments. The Statement of Assets and Liabilities reflects a receivable and/or payable for the daily mark to market for variation margin. Realized gains and losses are reported on the Statement of Operations as closing and expiration of futures contracts. The net change in unrealized appreciation and depreciation is reported on the Statement of Operations.
    Risks of entering into futures contracts (and related options) include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

 As of September 30, 2003, the Fund had outstanding futures contracts as follows:

                                                                                        Unrealized
                                   Expiration      Number of     Valuation as of      Appreciation
 Contract Description                   Dates      Contracts      Sept. 30, 2003    (Depreciation)
--------------------------------------------------------------------------------------------------
 Contracts to Purchase
 Euro-Bundesobligation                12/8/03            126       $  16,897,803       $   225,467
 NASDAQ 100 Index                    12/18/03            126          16,455,600         (458,267)
 U.S. Long Bonds                     12/19/03          1,886         211,526,688         7,202,686
 U.S. Treasury Nts., 10 yr.          12/19/03          5,031         576,678,375        22,083,034
                                                                                       ------------
                                                                                        29,052,920
                                                                                       ------------
 Contracts to Sell
 DAX Index                           12/19/03             51           4,853,072           141,981
 FTSE 100 Index                      12/19/03             13             886,822            14,326
 Japan (Government of) Bonds         12/11/03             86         105,449,403         1,001,387
 Standard & Poor's 500 Index         12/18/03            401          99,658,525         1,929,792
 U.S. Long Bonds                     12/19/03            560          62,807,500        (4,325,428)
 U.S. Treasury Nts., 2 yr.           12/29/03          1,203         259,359,281        (3,122,633)
 U.S. Treasury Nts., 5 yr.           12/19/03          1,429         162,146,844        (4,930,367)
 United Kingdom Long Gilt            12/29/03             25           4,918,159           (31,722)
                                                                                       ------------
                                                                                        (9,322,664)
                                                                                       ------------
                                                                                       $19,730,256
                                                                                       ============


--------------------------------------------------------------------------------
 7. Option Activity
 The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.
    The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.
    Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction.



66  |  OPPENHEIMER STRATEGIC INCOME FUND

 When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.
    Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.
    The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

 Written option activity for the year ended September 30, 2003 was as follows:

                                                      Call Options                                Put Options
                                  --------------------------------        ------------------------------------
                                   Principal (000s)/                      Principal (000s)/
                                        Number of        Amount of             Number of            Amount of
                                        Contracts         Premiums             Contracts             Premiums
--------------------------------------------------------------------------------------------------------------
 Options outstanding as of
 September 30, 2002                            --       $       --                    --           $       --
 Options written                   31,540,373,204        7,285,837         9,753,444,550            3,755,725
 Options closed or expired            (14,030,000)        (155,733)          (41,844,550)          (1,909,668)
 Options exercised                   (197,917,100)      (2,122,537)                   --                   --
                                   ---------------------------------------------------------------------------
 Options outstanding as of
 September 30, 2003                31,328,426,104       $5,007,567         9,711,600,000           $1,846,057
                                   ===========================================================================


--------------------------------------------------------------------------------
 8. Interest Rate Swap Contracts
 The Fund may enter into an interest rate swap transaction to maintain a total return or yield spread on a particular investment, or portion of its portfolio, or for other non-speculative purposes. Interest rate swaps involve the exchange of commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments. The coupon payments are based on an agreed upon principal amount and a specified index. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The Fund records an increase or decrease to interest income, in the amount due to or owed by the Fund at termination or settlement.
    Interest rate swaps are subject to credit risk (if the counterparty fails to meet its obligations) and interest rate risk. The Fund could be obligated to pay more under its swap agreements than it receives under them, as a result of interest rate changes.


67  |  OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 8. Interest Rate Swap Contracts Continued
 As of September 30, 2003, the Fund had entered into the following interest rate swap agreements:

                                                      Floating Rate
                                     Rate Paid by       Received by                                       Unrealized
 Swap                   Notional      the Fund at       the Fund at          Floating   Termination     Appreciation
 Counterparty          Principal   Sept. 30, 2003    Sept. 30, 2003        Rate Index         Dates   (Depreciation)
--------------------------------------------------------------------------------------------------------------------
 Deutsche Bank                                                            Three-Month
 AG               $   43,910,000           3.1025%         1.330628%       LIBOR flat        3/4/08         $116,460
 JPMorgan                                                                 Three-Month
 Chase Bank           22,120,000            3.052          1.317499        LIBOR flat       3/10/08          306,541
 JPMorgan                                                                   Six-Month
 Chase Bank           11,025,000           0.0314           0.02081        LIBOR flat       7/14/08          114,936
 JPMorgan                                                                   Six-Month
 Chase Bank        3,075,000,000             9.13              7.00        LIBOR flat       7/14/08         (121,417)
                                                                                                            ---------
                                                                                                            $416,520
                                                                                                            =========


--------------------------------------------------------------------------------
 9. Credit Swap Contracts
 The Fund may enter into a credit swap transaction to maintain a total return on a particular investment or portion of its portfolio, or for other non-speculative purposes. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as a notional principal amount. The Fund records an increase or decrease to interest income, in the amount due to or owed by the Fund at termination or settlement. Credit swaps are subject to credit risks (if the counterparty fails to meet its obligations).

 During the year ended September 30, 2003, the Fund entered into a transaction to hedge credit risk. The Fund pays an annual 2% interest fee on the notional amount in exchange for the counterparty paying in a potential credit event. Information regarding the credit swap is as follows:



68  |  OPPENHEIMER STRATEGIC INCOME FUND

                                                                                                     Unrealized
                                             Expiration       Notional     Valuation as of         Appreciation
 Contract Description                             Dates         Amount      Sept. 30, 2003       (Depreciation)
----------------------------------------------------------------------------------------------------------------
 Deutsche Bank AG, Colombia
 (Republic of) Credit Nts.                  9/20/13        $ 3,355,000           $ 115,939          $   115,939
 Deutsche Bank AG, Colombia
 (Republic of) Credit Nts.                  9/20/13          3,355,000              72,627               72,627
 Deutsche Bank AG,
 United Mexican States Credit Bonds         9/20/13         14,505,000            (147,927)            (147,927)
 Deutsche Bank AG, Philippines
 (Republic of) 5 yr. Credit Nts.            7/25/08         15,770,000             (11,381)             (11,381)
 Deutsche Bank AG, Philippines
 (Republic of) 10 yr. Credit Bonds          7/25/13         15,770,000              15,300               15,300
 Deutsche Bank AG, Philippines
 (Republic of) Credit Nts.                 12/20/08          3,725,000              (3,967)              (3,967)
 Deutsche Bank AG, Russia Federation
 Credit Bonds                               9/20/13         18,125,000              59,232               59,232
 Deutsche Bank AG, Russia Federation
 Credit Bonds                               9/10/13         14,745,000             101,718              101,718
 Deutsche Bank AG, Turkey
 (Republic of) Credit Bonds                 9/20/10          8,405,000             (48,387)             (48,387)
 JPMorgan Chase Bank, Jordan
 (Kingdom of) Credit Nts.                    6/6/06          4,350,000              26,025               26,025
 JPMorgan Chase Bank, Peru
 (Republic of) Credit Bonds                 9/20/08         10,000,000            (587,938)            (587,938)
 JPMorgan Chase Bank, Peru
 (Republic of) Credit Bonds                 9/20/08         17,610,000            (856,790)            (856,790)
 JPMorgan Chase Bank, Peru
 (Republic of) Credit Bonds                 9/20/08          8,805,000            (446,549)            (446,549)
                                                                                                    ------------
                                                                                                    $(1,712,098)
                                                                                                    ============


--------------------------------------------------------------------------------
 10. Swaption Transactions
 The Fund may enter into a swaption transaction, whereby a contract that grants the holder, in return for payment of the purchase price (the "premium") of the option, the right, but not the obligation, to enter into an interest rate swap at a preset rate within a specified period of time, with the writer of the contract. The writer receives premiums and bears the risk of unfavorable changes in the preset rate on the underlying interest rate swap. Swaption contracts written by the Fund do not give rise to counterparty credit risk as they obligate the Fund, not its counterparty, to perform. Swaptions written are reported as a liability in the Statement of Assets and Liabilities.

 As of September 30, 2003, the Fund had entered into the following swaption contracts:

                               Contracts      Expiration        Exercise       Premium        Market Value
 Swaptions               Subject to Call            Date           Price      Received          See Note 1
----------------------------------------------------------------------------------------------------------
 Deutsche Swaption            44,445,000         5/17/04          2.825%      $395,561            $210,508



69  |  OPPENHEIMER STRATEGIC INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Continued
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 11. Illiquid or Restricted Securities
 As of September 30, 2003, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of September 30, 2003 was $500,248,561, which represents 7.66% of the Fund's net assets, of which zero is considered restricted. Information concerning restricted securities is as follows:

                                         Acquisition                        Valuation as of          Unrealized
 Security                                      Dates         Cost        September 30, 2003        Depreciation
---------------------------------------------------------------------------------------------------------------
 Stocks and/or Warrants
 Geotek Communications, Inc.                  4/6/00     $     --                       $--            $     --
 Geotek Communications, Inc.,
 Series B, Escrow Shares                      1/4/01        2,500                        --               2,500
 Real Time Data Co. Wts., Exp. 5/31/04       6/30/99       22,515                        --              22,515


--------------------------------------------------------------------------------
 12. Securities Lending
 The Fund lends portfolio securities from time to time in order to earn additional income. In return, the Fund receives collateral in the form of US Treasury obligations or cash, against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the funds and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund could experience delays and cost in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. As of September 30, 2003, the Fund had on loan securities valued at $579,509,275. Cash of $588,906,159 was received as collateral for the loans, and has been invested in approved instruments.


70  |  OPPENHEIMER STRATEGIC INCOME FUND

--------------------------------------------------------------------------------
 13. Borrowing and Lending Arrangements
 The Fund entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission to allow these affiliated funds to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. Under the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund's Board of Trustees, based upon a recommendation by the Manager. The Fund's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in which case the Fund might have to borrow from a bank at higher rates if a loan were not available from another Oppenheimer fund. If the Fund lends money to another fund, it will be subject to the risk that the other fund might not repay the loan in a timely manner, or at all.
    The Fund had no interfund borrowings or loans outstanding during the year ended or at September 30, 2003.


71  |  OPPENHEIMER STRATEGIC INCOME FUND

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 To the Board of Trustees and Shareholders of Oppenheimer Strategic Income Fund:
 We have audited the accompanying statement of assets and liabilities of Oppenheimer Strategic Income Fund, including the statement of investments, as of September 30, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Strategic Income Fund as of September 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America.





 Deloitte & Touche LLP

 Denver, Colorado
 November 14, 2003


72  |  OPPENHEIMER STRATEGIC INCOME FUND

FEDERAL INCOME TAX INFORMATION  Unaudited
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 In early 2004, if applicable, shareholders of record will receive information regarding all dividends and distributions paid to them by the Fund during calendar year 2003. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
    Dividends paid by the Fund during the fiscal year ended September 30, 2003 which are not designated as capital gain distributions should be multiplied by 1.19% to arrive at the amount eligible for the corporate dividend-received deduction.
    A portion, if any, of the dividends paid by the Fund during the fiscal year ended September 30, 2003 which are not designated as capital gain distributions are eligible for lower individual income tax rates to the extent that the Fund has received qualified dividend income as stipulated by recent tax legislation. $6,683,357 of the Fund's fiscal year taxable income may be eligible for the lower individual income tax rates. In early 2004, shareholders of record will receive information regarding the percentage of distributions that are eligible for lower individual income tax rates.
    The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.



PORTFOLIO PROXY VOTING
POLICIES AND PROCEDURES  Unaudited
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, (ii) on the Fund's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Fund will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Fund's Form N-PX filing will be available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, and (ii) on the SEC's website at www.sec.gov.


73  |  OPPENHEIMER STRATEGIC INCOME FUND

TRUSTEES AND OFFICERS  Unaudited
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Name, Position(s) Held with        Principal Occupation(s) During Past 5 Years;
Fund, Length of Service, Age       Other Trusteeships/Directorships Held by
                                   Trustee; Number of Portfolios in Fund Complex
                                   Currently Overseen by Trustee


INDEPENDENT                        The address of each Trustee in the chart
TRUSTEES                           below is 6803 S. Tucson Way, Centennial, CO
                                   80112-3924. Each Trustee serves for an
                                   indefinite term, until his or her
                                   resignation, retirement, death or removal.


James C. Swain,                    Formerly, Chief Executive Officer (until
Chairman and Trustee               August 27, 2002) of the Board II Funds, Vice
(since 1995)                       Chairman (until January 2, 2002) of
Age: 69                            OppenheimerFunds, Inc. and President and a
                                   director (until 1997) of Centennial Asset
                                   Management Corporation (a wholly-owned
                                   investment advisory subsidiary of the
                                   Manager). Oversees 41 portfolios in the
                                   OppenheimerFunds complex.


William L. Armstrong,              Chairman of the following private mortgage
Vice Chairman and Trustee          banking companies: Cherry Creek Mortgage
(since 1999)                       Company (since 1991), Centennial State
Age: 66                            Mortgage Company (since 1994), The El Paso
                                   Mortgage Company (since 1993), Transland
                                   Financial Services, Inc. (since 1997);
                                   Chairman of the following private companies:
                                   Great Frontier Insurance (insurance agency)
                                   (since 1995), Ambassador Media Corporation and Broadway Ventures (since 1984); a director of the following public companies:
                                   Helmerich & Payne, Inc. (oil and gas
                                   drilling/production company) (since 1992) and
                                   UNUMProvident (insurance company) (since
                                   1991). Mr. Armstrong is also a
                                   Director/Trustee of Campus Crusade for Christ and the Bradley Foundation. Formerly a director of the following: Storage Technology
                                   Corporation (a publicly-held computer
                                   equipment company) (1991-February 2003), and
                                   International Family Entertainment
                                   (television channel) (1992-1997), Frontier
                                   Real Estate, Inc. (residential real estate brokerage) (1994-1999), and Frontier Title
                                   (title insurance agency) (1995-June 1999); a U.S. Senator (January 1979-January 1991).
                                   Oversees 41 portfolios in the
                                   OppenheimerFunds complex.


Robert G. Avis,                    Formerly, Director and President of A.G.
Trustee (since 1995)               Edwards Capital, Inc. (General Partner of
Age: 72                            private equity funds) (until February 2001);
                                   Chairman, President and Chief Executive
                                   Officer of A.G. Edwards Capital, Inc. (until
                                   March 2000); Vice Chairman and Director of
                                   A.G. Edwards, Inc. and Vice Chairman of A.G.
                                   Edwards & Sons, Inc. (its brokerage company subsidiary) (until March 1999); Chairman of
                                   A.G. Edwards Trust Company and A.G.E. Asset
                                   Management (investment advisor) (until March
                                   1999); and a Director (until March 2000) of
                                   A.G. Edwards & Sons and A.G. Edwards Trust
                                   Company. Oversees 41 portfolios in the
                                   OppenheimerFunds complex.


George C. Bowen,                   Formerly (until April 1999): Senior Vice
Trustee (since 1997)               President (from September 1987) and Treasurer
Age: 67                            (from March 1985) of the Manager; Vice
                                   President (from June 1983) and Treasurer
                                   (since March 1985) of OppenheimerFunds
                                   Distributor, Inc. (a subsidiary of the
                                   Manager); Senior Vice President (since
                                   February 1992), Treasurer (since July 1991)
                                   Assistant Secretary and a director (since
                                   December 1991) of Centennial Asset Management
                                   Corporation; Vice President (since October
                                   1989) and Treasurer (since April 1986) of
                                   HarbourView Asset Management Corporation (an investment advisory subsidiary of the
                                   Manager); President, Treasurer and a director
                                   (June 1989-January 1990) of Centennial
                                   Capital Corporation (an investment advisory subsidiary of the Manager); Vice President and Treasurer (since August 1978) and
                                   Secretary (since April 1981) of Shareholder
                                   Services, Inc. (a transfer agent subsidiary of the Manager); Vice President, Treasurer and Secretary (since November 1989) of
                                   Shareholder Financial Services, Inc. (a
                                   transfer agent subsidiary of the Manager);
                                   Assistant Treasurer (since March 1998) of
                                   Oppenheimer Acquisition Corp. (the Manager's parent corporation); Treasurer (since
                                   November 1989) of Oppenheimer Partnership
                                   Holdings, Inc. (a holding company subsidiary of the Manager); Vice President and Treasurer
                                   (since July




74  |  OPPENHEIMER STRATEGIC INCOME FUND

George C. Bowen,                   1996) of Oppenheimer Real Asset Management,
Continued                          Inc. (an investment advisory subsidiary of
                                   the Manager); Chief Executive Officer and director (since March 1996) of MultiSource
                                   Services, Inc. (a broker-dealer subsidiary of the Manager); Treasurer (since October 1997) of OppenheimerFunds International Ltd. and
                                   OppenheimerFunds plc (offshore fund
                                   management subsidiaries of the Manager).
                                   Oversees 41 portfolios in the
                                   OppenheimerFunds complex.


Edward L. Cameron,                 A member of The Life Guard of Mount Vernon,
Trustee (since 1999)               George Washington's home (since June 2000).
Age: 65                            Formerly (March 2001 - May 2002) Director of
                                   Genetic ID, Inc. and its subsidiaries (a privately held biotech company); a partner with PricewaterhouseCoopers LLP (from
                                   1974-1999) (an accounting firm) and Chairman
                                   (from 1994-1998), Price Waterhouse LLP Global
                                   Investment Management Industry Services
                                   Group. Oversees 41 portfolios in the
                                   OppenheimerFunds complex.


Jon S. Fossel,                     Chairman and Director (since 1998) of Rocky
Trustee (since 1995)               Mountain Elk Foundation (a not-for-profit
Age: 61                            foundation); and a director (since October
                                   1999) of P.R. Pharmaceuticals (a privately held company) and UNUMProvident (an insurance company) (since June 1, 2002). Formerly
                                   Chairman and a director (until October 1996) and President and Chief Executive Officer
                                   (until October 1995) of the Manager;
                                   President, Chief Executive Officer and a director of Oppenheimer Acquisition Corp.,
                                   Shareholders Services Inc. and Shareholder
                                   Financials Services, Inc. (until October
                                   1995). Oversees 41 portfolios in the
                                   OppenheimerFunds complex.


Sam Freedman,                      Director of Colorado Uplift (a non-profit
Trustee (since 1996)               charity) (since September 1984). Formerly
Age: 62                            (until October 1994) Mr. Freedman held
                                   several positions in subsidiary or affiliated companies of the Manager. Oversees 41 portfolios in the OppenheimerFunds complex.


Beverly L. Hamilton,               Trustee (since 1996) of MassMutual
Trustee (since 2002)               Institutional Funds and of MML Series
Age: 56                            Investment Fund (open-end investment
                                   companies); Director of MML Services (since
                                   April 1987) and America Funds Emerging
                                   Markets Growth Fund (since October 1991)
                                   (both are investment companies), The
                                   California Endowment (a philanthropy
                                   organization) (since April 2002), and
                                   Community Hospital of Monterey Peninsula,
                                   (since February 2002); a trustee (since
                                   February 2000) of Monterey International
                                   Studies (an educational organization), and an advisor to Unilever (Holland)'s pension fund and to Credit Suisse First Boston's Sprout venture capital unit. Mrs. Hamilton also is a member of the investment committees of the Rockefeller Foundation, the University of
                                   Michigan and Hartford Hospital. Formerly,
                                   President (February 1991-April 2000) ARCO
                                   Investment Management Company. Oversees 42 portfolios in the OppenheimerFunds complex.


Robert J. Malone,                  Chairman and CEO (since August 2003) of
Trustee (since 2002)               Steele Street Bank (a commercial banking
Age: 59                            entity) Director (since 2001) of Jones
                                   Knowledge, Inc. (a privately held company), U.S. Exploration, Inc., (since 1997),
                                   Colorado UpLIFT (a non-profit organization)
                                   (since 1986) and a trustee of the Gallagher
                                   Family Foundation (non-profit organization)
                                   (since 2000). Formerly, Chairman of U.S. Bank
                                   (a subsidiary of U.S. Bancorp and formerly
                                   Colorado National Bank,) (July 1996-April 1,
                                   1999) and a director of Commercial Assets, Inc. (a REIT) (1993-2000). Oversees 40
                                   portfolios in the OppenheimerFunds complex.




75  |  OPPENHEIMER STRATEGIC INCOME FUND

TRUSTEES AND OFFICERS  Unaudited / Continued
--------------------------------------------------------------------------------

F. William Marshall, Jr.,          Trustee (since 1996) of MassMutual
Trustee (since 2000)               Institutional Funds and of MML Series
Age: 61                            Investment Fund (open-end investment
                                   companies); Trustee (since 1987), Chairman of the Board (since 2003) and Chairman of the investment committee (since 1994) for the Worcester Polytech Institute; President and
                                   Treasurer (since January 1999) of the SIS
                                   Fund (a private not for profit charitable fund); Trustee (since 1995) of the Springfield Library and Museum Association;
                                   Trustee (since 1996) of the Community Music
                                   School of Springfield. Formerly, member of the investment committee of the Community
                                   Foundation of Western Massachusetts (1998 -
                                   2003); Chairman (January 1999-July 1999) of
                                   SIS & Family Bank, F.S.B. (formerly SIS
                                   Bank); President, Chief Executive Officer and
                                   Director (May 1993-December 1998) of SIS
                                   Bankcorp, Inc. and SIS Bank (formerly
                                   Springfield Institution for Savings) and
                                   Executive Vice President (January 1999-July
                                   1999) of Peoples Heritage Financial Group,
                                   Inc. Oversees 43 portfolios in the
                                   OppenheimerFunds complex.


--------------------------------------------------------------------------------
INTERESTED TRUSTEE                 The address of Mr. Murphy in the chart below
AND OFFICER                        is Two World Financial Center, New York, NY
                                   10080. Mr. Murphy serves for an indefinite term, until his resignation, death or removal.


John V. Murphy,                    Chairman, Chief Executive Officer and
President and Trustee              director (since June 2001) and President
(since 2001)                       (since September 2000) of the Manager;
Age: 54                            President and a director or trustee of other
                                   Oppenheimer funds; President and a director
                                   (since July 2001) of Oppenheimer Acquisition
                                   Corp. and of Oppenheimer Partnership
                                   Holdings, Inc.; a director (since November
                                   2001) of OppenheimerFunds Distributor, Inc.;
                                   Chairman and a director (since July 2001) of Shareholder Services, Inc. and of Shareholder
                                   Financial Services, Inc.; President and a director (since July 2001) of
                                   OppenheimerFunds Legacy Program (a charitable trust program established by the Manager); a director of the following investment advisory subsidiaries of OppenheimerFunds, Inc.: OFI
                                   Institutional Asset Management, Inc. and
                                   Centennial Asset Management Corporation
                                   (since November 2001), HarbourView Asset
                                   Management Corporation and OFI Private
                                   Investments, Inc. (since July 2001);
                                   President (since November 1, 2001) and a director (since July 2001) of Oppenheimer
                                   Real Asset Management, Inc.; a director
                                   (since November 2001) of Trinity Investment
                                   Management Corp. and Tremont Advisers, Inc.
                                   (investment advisory affiliates of the
                                   Manager); Executive Vice President (since
                                   February 1997) of Massachusetts Mutual Life
                                   Insurance Company (the Manager's parent
                                   company); a director (since June 1995) of DLB
                                   Acquisition Corporation (a holding company that owns the shares of David L. Babson &
                                   Company, Inc.); formerly, Chief Operating
                                   Officer (September 2000-June 2001) of the
                                   Manager; President and trustee (November
                                   1999-November 2001) of MML Series Investment
                                   Fund and MassMutual Institutional Funds
                                   (open-end investment companies); a director
                                   (September 1999-August 2000) of C.M. Life
                                   Insurance Company; President, Chief Executive
                                   Officer and director (September 1999-August
                                   2000) of MML Bay State Life Insurance
                                   Company; a director (June 1989-June 1998) of
                                   Emerald Isle Bancorp and Hibernia Savings
                                   Bank (a wholly-owned subsidiary of Emerald
                                   Isle Bancorp). Oversees 75 portfolios in the
                                   OppenheimerFunds complex.






76  |  OPPENHEIMER STRATEGIC INCOME FUND

--------------------------------------------------------------------------------
OFFICERS The address of the Officers in the chart below is as follows: for Messrs. Steinmetz and Zack, Two World Financial Center, New York, NY 10080, for Mr. Wixted, 6803 S. Tucson Way, Centennial, CO 80112-3924. Each Officer serves for an annual term or until his earlier resignation, death or removal.


Arthur P. Steinmetz,               Senior Vice President of the Manager (since
Senior Vice President              March 1993) and of HarbourView Asset
and Portfolio Manager              Management Corporation (since March 2000); an
(since 1993)                       officer of 6 portfolios in the
Age: 44                            OppenheimerFunds complex.


Brian W. Wixted,                   Senior Vice President and Treasurer (since
Treasurer (since 1999)             March 1999) of the Manager; Treasurer (since
Age: 43                            March 1999) of HarbourView Asset Management
                                   Corporation, Shareholder Services, Inc.,
                                   Oppenheimer Real Asset Management
                                   Corporation, Shareholder Financial Services,
                                   Inc., Oppenheimer Partnership Holdings, Inc.,
                                   OFI Private Investments, Inc. (since March
                                   2000), OppenheimerFunds International Ltd.
                                   and OppenheimerFunds plc (offshore fund
                                   management subsidiaries of the Manager)
                                   (since May 2000) and OFI Institutional Asset
                                   Management, Inc. (since November 2000);
                                   Treasurer and Chief Financial Officer (since
                                   May 2000) of Oppenheimer Trust Company (a trust company subsidiary of the Manager);
                                   Assistant Treasurer (since March 1999) of
                                   Oppenheimer Acquisition Corp. and
                                   OppenheimerFunds Legacy Program (since April
                                   2000); formerly Principal and Chief Operating
                                   Officer (March 1995-March 1999), Bankers
                                   Trust Company-Mutual Fund Services Division.
                                   An officer of 91 portfolios in the
                                   OppenheimerFunds complex.


Robert G. Zack,                    Senior Vice President (since May 1985) and
Vice President and Secretary       General Counsel (since February 2002) of the
(since 2001)                       Manager; General Counsel and a director
Age: 55                            (since November 2001) of OppenheimerFunds
                                   Distributor, Inc.; Senior Vice President and
                                   General Counsel (since November 2001) of
                                   HarbourView Asset Management Corporation;
                                   Vice President and a director (since November
                                   2000) of Oppenheimer Partnership Holdings,
                                   Inc.; Senior Vice President, General Counsel and a director (since November 2001) of Shareholder Services, Inc., Shareholder
                                   Financial Services, Inc., OFI Private
                                   Investments, Inc., Oppenheimer Trust Company and OFI Institutional Asset Management, Inc.;
                                   General Counsel (since November 2001) of
                                   Centennial Asset Management Corporation; a director (since November 2001) of Oppenheimer
                                   Real Asset Management, Inc.; Assistant
                                   Secretary and a director (since November
                                   2001) of OppenheimerFunds International Ltd.;
                                   Vice President (since November 2001) of
                                   OppenheimerFunds Legacy Program; Secretary
                                   (since November 2001) of Oppenheimer
                                   Acquisition Corp.; formerly Acting General
                                   Counsel (November 2001-February 2002) and
                                   Associate General Counsel (May 1981-October
                                   2001) of the Manager; Assistant Secretary of
                                   Shareholder Services, Inc. (May 1985-November
                                   2001), Shareholder Financial Services, Inc.
                                   (November 1989-November 2001);
                                   OppenheimerFunds International Ltd. And
                                   OppenheimerFunds plc (October 1997-November
                                   2001). An officer of 91 portfolios in the OppenheimerFunds complex.





The Fund's Statement of Additional Information contains additional information about the Fund's Trustees and is available without charge upon request.


77  |  OPPENHEIMER STRATEGIC INCOME FUND

ITEM 2.  CODE OF ETHICS

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

                  The Board of Trustees of the Fund has determined that Edward
L. Cameron, the Chairman of the Board's Audit Committee, and George C. Bowen, a member of the Board's Audit Committee, possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as "audit committee financial experts," and has designated Messrs. Cameron and Bowen as the Audit Committee's financial experts. Messrs. Cameron and Bowen are "independent" Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES - NOT REQUIRED

ITEM 5.  NOT APPLICABLE

ITEM 6.  RESERVED

ITEM 7.  NOT APPLICABLE

ITEM 8.  RESERVED

ITEM 9.  CONTROLS AND PROCEDURES

          (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of September 30, 2003,
         registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

          (b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation as indicated, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS.

(A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)

(B) EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)